First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.7%
14,170	Axon Enterprise, Inc. (a)	$2,897,623
14,710	Boeing (The) Co. (a)	2,748,122
8,505	General Dynamics Corp.	2,052,341
5,804	HEICO Corp.	919,412
81,283	Howmet Aerospace, Inc.	3,584,580
5,397	L3Harris Technologies, Inc.	968,276
4,595	Lockheed Martin Corp.	2,089,071
6,404	Northrop Grumman Corp.	3,019,038
52,234	RTX Corp.	4,251,325
36,083	Textron, Inc.	2,742,308
3,344	TransDigm Group, Inc. (a)	2,769,133
		28,041,229
	Air Freight & Logistics — 0.9%
24,597	Expeditors International of Washington, Inc.	2,687,222
14,191	FedEx Corp.	3,407,259
24,119	United Parcel Service, Inc., Class B	3,406,809
		9,501,290
	Automobile Components — 0.2%
19,065	Aptiv PLC (a)	1,662,468
	Automobiles — 0.9%
378,347	Ford Motor Co.	3,688,883
142,527	General Motors Co.	4,019,262
7,511	Tesla, Inc. (a)	1,508,509
		9,216,654
	Banks — 4.9%
137,300	Bank of America Corp.	3,616,482
114,248	Citigroup, Inc.	4,511,654
175,338	Citizens Financial Group, Inc.	4,108,169
148,410	Fifth Third Bancorp	3,518,801
3,405	First Citizens BancShares, Inc., Class A	4,701,420
451,835	Huntington Bancshares, Inc.	4,360,208
19,447	JPMorgan Chase & Co.	2,704,300
37,163	M&T Bank Corp.	4,190,128
30,621	PNC Financial Services Group (The), Inc.	3,505,186
218,563	Regions Financial Corp.	3,175,720
164,247	Truist Financial Corp.	4,658,045
113,710	U.S. Bancorp	3,625,075
91,998	Wells Fargo & Co.	3,658,760
		50,333,948
	Beverages — 0.6%
7,477	Constellation Brands, Inc., Class A	1,750,740
59,539	Keurig Dr Pepper, Inc.	1,805,818
Shares	Description	Value

	Beverages (Continued)
14,778	Molson Coors Beverage Co., Class B	$853,725
17,749	Monster Beverage Corp. (a)	906,974
5,547	PepsiCo, Inc.	905,714
		6,222,971
	Biotechnology — 1.0%
6,305	AbbVie, Inc.	890,140
6,993	Amgen, Inc.	1,788,110
27,551	Exact Sciences Corp. (a)	1,696,866
16,270	Incyte Corp. (a)	877,441
9,099	Moderna, Inc. (a)	691,160
3,426	Regeneron Pharmaceuticals, Inc. (a)	2,671,903
5,404	Vertex Pharmaceuticals, Inc. (a)	1,956,843
		10,572,463
	Broadline Retail — 0.4%
165,852	Coupang, Inc. (a)	2,819,484
21,315	eBay, Inc.	836,187
		3,655,671
	Building Products — 2.0%
37,745	Builders FirstSource, Inc. (a)	4,096,087
10,874	Carlisle Cos., Inc.	2,762,975
17,026	Carrier Global Corp.	811,459
52,987	Johnson Controls International PLC	2,597,423
12,550	Lennox International, Inc.	4,650,277
17,584	Masco Corp.	915,950
23,158	Trane Technologies PLC	4,407,199
		20,241,370
	Capital Markets — 4.3%
5,700	Ameriprise Financial, Inc.	1,793,049
27,408	Ares Management Corp., Class A	2,702,155
66,107	Bank of New York Mellon (The) Corp.	2,809,548
2,908	BlackRock, Inc.	1,780,510
31,162	Carlyle Group (The), Inc.	858,201
24,066	Cboe Global Markets, Inc.	3,944,177
4,694	CME Group, Inc.	1,001,981
4,300	FactSet Research Systems, Inc.	1,857,127
152,940	Franklin Resources, Inc.	3,485,503
11,617	Goldman Sachs Group (The), Inc.	3,527,037
19,773	LPL Financial Holdings, Inc.	4,439,434
34,524	Morgan Stanley	2,444,990
1,831	MSCI, Inc.	863,408
19,342	Nasdaq, Inc.	959,363
13,525	Northern Trust Corp.	891,433
18,715	Raymond James Financial, Inc.	1,786,160
5,143	S&P Global, Inc.	1,796,501

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
56,143	State Street Corp.	$3,628,522
35,848	T. Rowe Price Group, Inc.	3,244,244
		43,813,343
	Chemicals — 3.8%
3,316	Air Products and Chemicals, Inc.	936,571
29,949	Celanese Corp.	3,429,460
54,806	CF Industries Holdings, Inc.	4,372,423
36,739	Corteva, Inc.	1,768,615
72,912	Dow, Inc.	3,524,566
63,000	DuPont de Nemours, Inc.	4,591,440
5,548	Ecolab, Inc.	930,621
5,049	Linde PLC	1,929,526
39,696	LyondellBasell Industries N.V., Class A	3,582,167
131,996	Mosaic (The) Co.	4,287,230
14,482	PPG Industries, Inc.	1,777,955
9,912	RPM International, Inc.	904,668
11,055	Sherwin-Williams (The) Co.	2,633,412
37,694	Westlake Corp.	4,348,380
		39,017,034
	Commercial Services & Supplies — 0.7%
3,908	Cintas Corp.	1,981,825
65,431	Copart, Inc. (a)	2,847,557
13,188	Republic Services, Inc.	1,958,286
		6,787,668
	Communications Equipment — 0.9%
25,548	Arista Networks, Inc. (a)	5,119,053
52,445	Cisco Systems, Inc.	2,733,958
3,453	Motorola Solutions, Inc.	961,522
		8,814,533
	Construction & Engineering — 0.4%
25,120	Quanta Services, Inc.	4,198,054
	Construction Materials — 0.4%
4,578	Martin Marietta Materials, Inc.	1,872,127
13,958	Vulcan Materials Co.	2,742,608
		4,614,735
	Consumer Finance — 1.4%
6,300	American Express Co.	919,989
48,413	Capital One Financial Corp.	4,903,753
54,243	Discover Financial Services	4,452,265
153,716	Synchrony Financial	4,311,734
		14,587,741
	Consumer Staples Distribution & Retail — 1.6%
35,532	Dollar General Corp.	4,229,729
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
26,488	Dollar Tree, Inc. (a)	$2,942,552
63,005	Kroger (The) Co.	2,858,537
42,685	Sysco Corp.	2,838,126
25,498	Target Corp.	2,824,923
5,875	Walmart, Inc.	960,034
		16,653,901
	Containers & Packaging — 0.6%
5,144	Avery Dennison Corp.	895,416
37,758	Ball Corp.	1,818,048
24,482	Packaging Corp. of America	3,746,970
		6,460,434
	Distributors — 0.7%
13,018	Genuine Parts Co.	1,677,500
94,911	LKQ Corp.	4,168,491
2,639	Pool Corp.	833,317
		6,679,308
	Diversified REITs — 0.5%
86,891	WP Carey, Inc.	4,661,702
	Diversified Telecommunication Services — 0.7%
125,144	AT&T, Inc.	1,927,217
144,983	Verizon Communications, Inc.	5,093,253
		7,020,470
	Electric Utilities — 4.2%
58,193	Alliant Energy Corp.	2,839,236
49,979	American Electric Power Co., Inc.	3,775,414
8,616	Constellation Energy Corp.	972,919
31,946	Duke Energy Corp.	2,839,680
44,547	Edison International	2,809,134
40,639	Entergy Corp.	3,884,682
92,685	Evergy, Inc.	4,554,541
64,647	Eversource Energy	3,477,362
99,478	Exelon Corp.	3,873,673
54,991	FirstEnergy Corp.	1,957,679
116,532	PG&E Corp. (a)	1,899,472
159,563	PPL Corp.	3,920,463
29,044	Southern (The) Co.	1,954,661
65,697	Xcel Energy, Inc.	3,893,861
		42,652,777
	Electrical Equipment — 1.0%
6,362	AMETEK, Inc.	895,579
22,034	Eaton Corp. PLC	4,581,089
11,995	Hubbell, Inc.	3,239,849
6,576	Rockwell Automation, Inc.	1,728,239
		10,444,756

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components — 1.3%
22,379	Amphenol Corp., Class A	$1,802,628
61,689	Corning, Inc.	1,650,798
37,032	Jabil, Inc.	4,547,530
22,825	TE Connectivity Ltd.	2,689,926
2,300	Teledyne Technologies, Inc. (a)	861,557
7,948	Zebra Technologies Corp., Class A (a)	1,664,550
		13,216,989
	Energy Equipment & Services — 1.1%
53,216	Baker Hughes Co.	1,831,695
116,025	Halliburton Co.	4,564,423
80,601	Schlumberger N.V.	4,486,252
		10,882,370
	Entertainment — 1.1%
56,588	Live Nation Entertainment, Inc. (a)	4,528,172
2,487	Netflix, Inc. (a)	1,023,873
26,776	Take-Two Interactive Software, Inc. (a)	3,581,290
11,597	Walt Disney (The) Co. (a)	946,199
86,538	Warner Bros Discovery, Inc. (a)	860,188
		10,939,722
	Financial Services — 2.2%
52,351	Apollo Global Management, Inc.	4,054,062
13,416	Berkshire Hathaway, Inc., Class B (a)	4,579,283
8,319	Fiserv, Inc. (a)	946,286
18,398	FleetCor Technologies, Inc. (a)	4,142,678
24,433	Global Payments, Inc.	2,595,273
7,123	Mastercard, Inc., Class A	2,680,741
32,153	PayPal Holdings, Inc. (a)	1,665,526
8,173	Visa, Inc., Class A	1,921,472
		22,585,321
	Food Products — 3.0%
62,304	Archer-Daniels-Midland Co.	4,459,097
43,410	Bunge Ltd.	4,600,592
91,510	Campbell Soup Co.	3,697,919
102,825	Conagra Brands, Inc.	2,813,292
44,060	General Mills, Inc.	2,874,474
49,426	Hormel Foods Corp.	1,608,816
15,787	Kellanova	796,770
139,688	Kraft Heinz (The) Co.	4,394,585
10,165	Lamb Weston Holdings, Inc.	912,817
27,083	Mondelez International, Inc., Class A	1,793,165
55,842	Tyson Foods, Inc., Class A	2,588,277
		30,539,804
Shares	Description	Value

	Gas Utilities — 0.4%
35,488	Atmos Energy Corp.	$3,820,638
	Ground Transportation — 1.4%
30,563	CSX Corp.	912,305
14,956	J.B. Hunt Transport Services, Inc.	2,570,488
14,316	Norfolk Southern Corp.	2,731,350
6,893	Old Dominion Freight Line, Inc.	2,596,317
102,177	Uber Technologies, Inc. (a)	4,422,221
4,614	Union Pacific Corp.	957,912
		14,190,593
	Health Care Equipment & Supplies — 1.2%
9,704	Abbott Laboratories	917,513
35,600	Boston Scientific Corp. (a)	1,822,364
41,438	GE HealthCare Technologies, Inc.	2,758,528
13,541	Hologic, Inc. (a)	896,008
6,429	Intuitive Surgical, Inc. (a)	1,685,812
23,987	Medtronic PLC	1,692,523
3,440	Stryker Corp.	929,557
16,750	Zimmer Biomet Holdings, Inc.	1,748,867
		12,451,172
	Health Care Providers & Services — 2.5%
54,578	Centene Corp. (a)	3,764,790
13,142	Cigna Group (The)	4,063,506
26,921	CVS Health Corp.	1,857,818
6,474	Elevance Health, Inc.	2,913,883
7,642	HCA Healthcare, Inc.	1,728,162
3,863	Humana, Inc.	2,023,014
14,023	Laboratory Corp. of America Holdings	2,800,814
2,866	Molina Healthcare, Inc. (a)	954,235
30,849	Quest Diagnostics, Inc.	4,013,455
1,864	UnitedHealth Group, Inc.	998,284
		25,117,961
	Health Care REITs — 0.2%
22,944	Welltower, Inc.	1,918,348
	Health Care Technology — 0.2%
9,240	Veeva Systems, Inc., Class A (a)	1,780,640
	Hotel & Resort REITs — 0.2%
116,966	Host Hotels & Resorts, Inc.	1,810,634
	Hotels, Restaurants & Leisure — 4.5%
27,398	Airbnb, Inc., Class A (a)	3,240,909
1,523	Booking Holdings, Inc. (a)	4,248,500
60,829	Caesars Entertainment, Inc. (a)	2,426,469
342,499	Carnival Corp. (a)	3,925,038

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
513	Chipotle Mexican Grill, Inc. (a)	$996,349
6,562	Darden Restaurants, Inc.	954,968
9,925	Domino’s Pizza, Inc.	3,364,476
59,129	DoorDash, Inc., Class A (a)	4,431,719
159,614	DraftKings, Inc., Class A (a)	4,408,539
36,473	Expedia Group, Inc. (a)	3,475,512
25,031	Hilton Worldwide Holdings, Inc.	3,792,947
23,905	Marriott International, Inc., Class A	4,507,527
51,133	MGM Resorts International	1,785,564
51,001	Royal Caribbean Cruises Ltd. (a)	4,321,315
		45,879,832
	Household Durables — 1.9%
43,723	D.R. Horton, Inc.	4,564,681
26,800	Garmin Ltd.	2,747,804
41,871	Lennar Corp., Class A	4,466,798
472	NVR, Inc. (a)	2,554,757
63,459	PulteGroup, Inc.	4,669,948
		19,003,988
	Industrial Conglomerates — 0.5%
34,006	General Electric Co.	3,694,072
5,093	Honeywell International, Inc.	933,343
		4,627,415
	Insurance — 5.0%
36,735	Aflac, Inc.	2,869,371
62,034	American International Group, Inc.	3,803,305
2,899	Aon PLC, Class A	896,951
58,952	Arch Capital Group Ltd. (a)	5,109,959
12,370	Arthur J. Gallagher & Co.	2,913,011
53,828	Brown & Brown, Inc.	3,736,740
13,543	Chubb Ltd.	2,906,599
36,751	Cincinnati Financial Corp.	3,662,972
7,586	Everest Group Ltd.	3,001,173
53,015	Hartford Financial Services Group (The), Inc.	3,893,952
59,373	Loews Corp.	3,800,466
3,192	Markel Group, Inc. (a)	4,693,900
14,815	Marsh & McLennan Cos., Inc.	2,809,665
26,080	Principal Financial Group, Inc.	1,765,094
11,510	Travelers (The) Cos., Inc.	1,927,234
44,408	W.R. Berkley Corp.	2,993,987
		50,784,379
	Interactive Media & Services — 0.8%
28,728	Alphabet, Inc., Class A (a)	3,564,570
Shares	Description	Value

	Interactive Media & Services (Continued)
12,523	Meta Platforms, Inc., Class A (a)	$3,772,804
34,770	Pinterest, Inc., Class A (a)	1,038,928
		8,376,302
	IT Services — 1.5%
6,122	Accenture PLC, Class A	1,818,785
17,641	Akamai Technologies, Inc. (a)	1,822,845
14,908	Cloudflare, Inc., Class A (a)	845,134
55,494	Cognizant Technology Solutions Corp., Class A	3,577,698
7,352	EPAM Systems, Inc. (a)	1,599,575
8,207	Gartner, Inc. (a)	2,725,052
8,152	MongoDB, Inc. (a)	2,809,098
		15,198,187
	Life Sciences Tools & Services — 0.5%
44,582	Avantor, Inc. (a)	777,064
3,787	Danaher Corp.	727,180
33,960	Revvity, Inc.	2,813,586
2,504	West Pharmaceutical Services, Inc.	796,998
		5,114,828
	Machinery — 3.5%
17,213	Caterpillar, Inc.	3,890,999
16,455	Cummins, Inc.	3,559,216
4,981	Deere & Co.	1,819,858
13,472	Dover Corp.	1,750,686
12,671	Fortive Corp.	827,163
4,519	IDEX Corp.	864,982
4,080	Illinois Tool Works, Inc.	914,410
58,997	Ingersoll Rand, Inc.	3,579,938
11,702	Otis Worldwide Corp.	903,511
55,269	PACCAR, Inc.	4,561,351
9,651	Parker-Hannifin Corp.	3,560,350
14,740	Snap-on, Inc.	3,802,036
44,979	Stanley Black & Decker, Inc.	3,825,464
17,687	Westinghouse Air Brake Technologies Corp.	1,875,176
		35,735,140
	Media — 1.9%
4,275	Charter Communications, Inc., Class A (a)	1,721,970
63,586	Comcast Corp., Class A	2,625,466
150,612	Fox Corp., Class A	4,577,099
98,376	Interpublic Group of (The) Cos., Inc.	2,793,878
30,875	Liberty Broadband Corp., Class C (a)	2,572,196

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media (Continued)
25,236	Omnicom Group, Inc.	$1,890,429
48,105	Trade Desk (The), Inc., Class A (a)	3,413,531
		19,594,569
	Metals & Mining — 1.6%
50,406	Freeport-McMoRan, Inc.	1,702,715
25,437	Newmont Corp.	953,124
30,055	Nucor Corp.	4,441,828
17,919	Reliance Steel & Aluminum Co.	4,558,235
43,827	Steel Dynamics, Inc.	4,668,014
		16,323,916
	Multi-Utilities — 3.2%
50,239	Ameren Corp.	3,803,595
105,008	CenterPoint Energy, Inc.	2,822,615
53,088	CMS Energy Corp.	2,884,802
54,936	Consolidated Edison, Inc.	4,822,831
84,158	Dominion Energy, Inc.	3,393,250
37,865	DTE Energy Co.	3,649,429
82,571	Public Service Enterprise Group, Inc.	5,090,502
55,259	Sempra	3,869,788
35,003	WEC Energy Group, Inc.	2,848,894
		33,185,706
	Office REITs — 0.3%
28,166	Alexandria Real Estate Equities, Inc.	2,623,100
	Oil, Gas & Consumable Fuels — 7.0%
22,651	Cheniere Energy, Inc.	3,769,579
22,295	Chevron Corp.	3,249,050
31,380	ConocoPhillips	3,727,944
104,232	Coterra Energy, Inc.	2,866,380
30,341	Diamondback Energy, Inc.	4,864,269
14,828	EOG Resources, Inc.	1,872,035
115,797	EQT Corp.	4,907,477
39,965	Exxon Mobil Corp.	4,230,295
30,712	Hess Corp.	4,434,813
283,419	Kinder Morgan, Inc.	4,591,388
175,666	Marathon Oil Corp.	4,797,438
31,049	Marathon Petroleum Corp.	4,696,161
72,423	Occidental Petroleum Corp.	4,476,466
29,631	ONEOK, Inc.	1,931,941
39,110	Phillips 66	4,461,278
8,190	Pioneer Natural Resources Co.	1,957,410
54,819	Targa Resources Corp.	4,583,417
33,160	Valero Energy Corp.	4,211,320
55,792	Williams (The) Cos., Inc.	1,919,245
		71,547,906
Shares	Description	Value

	Passenger Airlines — 0.8%
101,603	Delta Air Lines, Inc.	$3,175,094
138,873	Southwest Airlines Co.	3,087,147
66,655	United Airlines Holdings, Inc. (a)	2,333,591
		8,595,832
	Pharmaceuticals — 1.2%
64,770	Bristol-Myers Squibb Co.	3,337,598
5,250	Eli Lilly & Co.	2,908,132
6,034	Johnson & Johnson	895,084
141,666	Pfizer, Inc.	4,329,313
5,401	Zoetis, Inc.	847,957
		12,318,084
	Professional Services — 1.5%
3,907	Automatic Data Processing, Inc.	852,586
26,243	Broadridge Financial Solutions, Inc.	4,478,106
13,769	Jacobs Solutions, Inc.	1,835,408
30,593	Leidos Holdings, Inc.	3,032,378
8,149	Paychex, Inc.	904,946
53,662	SS&C Technologies Holdings, Inc.	2,696,515
7,958	Verisk Analytics, Inc.	1,809,331
		15,609,270
	Real Estate Management & Development — 0.2%
25,444	CBRE Group, Inc., Class A (a)	1,764,287
	Residential REITs — 0.3%
27,895	American Homes 4 Rent, Class A	913,282
32,015	Equity Residential	1,771,390
7,943	Sun Communities, Inc.	883,580
		3,568,252
	Semiconductors & Semiconductor Equipment — 3.1%
9,140	Advanced Micro Devices, Inc. (a)	900,290
5,367	Analog Devices, Inc.	844,390
20,365	Applied Materials, Inc.	2,695,308
4,527	Broadcom, Inc.	3,808,882
52,872	Intel Corp.	1,929,828
2,049	KLA Corp.	962,415
3,004	Lam Research Corp.	1,767,013
17,360	Marvell Technology, Inc.	819,739
12,042	Microchip Technology, Inc.	858,474
8,643	NVIDIA Corp.	3,524,615
14,103	NXP Semiconductors N.V.	2,431,780
30,333	ON Semiconductor Corp. (a)	1,900,059
33,848	QUALCOMM, Inc.	3,689,094

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
47,662	Skyworks Solutions, Inc.	$4,134,202
18,709	Teradyne, Inc.	1,557,899
		31,823,988
	Software — 5.2%
7,373	Adobe, Inc. (a)	3,922,878
4,543	Autodesk, Inc. (a)	897,833
37,471	Bentley Systems, Inc., Class B	1,822,589
8,657	BILL Holdings, Inc. (a)	790,298
12,033	Cadence Design Systems, Inc. (a)	2,886,115
16,843	Crowdstrike Holdings, Inc., Class A (a)	2,977,337
20,635	Datadog, Inc., Class A (a)	1,681,133
40,224	Dynatrace, Inc. (a)	1,798,415
4,327	Fair Isaac Corp. (a)	3,660,080
5,725	HubSpot, Inc. (a)	2,426,083
7,358	Intuit, Inc.	3,641,842
2,977	Microsoft Corp.	1,006,554
26,618	Oracle Corp.	2,752,301
293,694	Palantir Technologies, Inc., Class A (a)	4,346,671
12,027	Palo Alto Networks, Inc. (a)	2,922,802
13,266	PTC, Inc. (a)	1,862,812
1,941	Roper Technologies, Inc.	948,314
6,725	ServiceNow, Inc. (a)	3,912,941
8,192	Synopsys, Inc. (a)	3,845,653
8,748	Workday, Inc., Class A (a)	1,852,039
18,122	Zscaler, Inc. (a)	2,875,780
		52,830,470
	Specialized REITs — 0.6%
1,294	Equinix, Inc.	944,154
63,234	Iron Mountain, Inc.	3,735,233
61,306	Weyerhaeuser Co.	1,758,869
		6,438,256
	Specialty Retail — 2.0%
1,111	AutoZone, Inc. (a)	2,752,091
54,114	Best Buy Co., Inc.	3,615,897
13,287	CarMax, Inc. (a)	811,703
6,221	Home Depot (The), Inc.	1,771,057
4,523	Lowe’s Cos., Inc.	861,948
3,102	O’Reilly Automotive, Inc. (a)	2,886,225
24,961	Ross Stores, Inc.	2,894,727
42,296	TJX (The) Cos., Inc.	3,725,009
4,628	Tractor Supply Co.	891,168
		20,209,825
Shares	Description	Value

	Technology Hardware, Storage & Peripherals — 1.2%
270,523	Hewlett Packard Enterprise Co.	$4,160,644
36,569	HP, Inc.	962,862
37,158	NetApp, Inc.	2,704,359
17,136	Super Micro Computer, Inc. (a)	4,103,558
		11,931,423
	Textiles, Apparel & Luxury Goods — 0.5%
9,140	Deckers Outdoor Corp. (a)	5,457,128
	Trading Companies & Distributors — 1.1%
17,200	Fastenal Co.	1,003,448
10,575	United Rentals, Inc.	4,296,305
4,074	W.W. Grainger, Inc.	2,973,328
9,953	Watsco, Inc.	3,472,502
		11,745,583
	Wireless Telecommunication Services — 0.3%
20,132	T-Mobile US, Inc. (a)	2,896,190
	Total Common Stocks	1,018,292,568
	(Cost $986,049,634)
MONEY MARKET FUNDS — 0.2%
1,847,873	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (b)	1,847,873
	(Cost $1,847,873)

	Total Investments — 100.0%	1,020,140,441
	(Cost $987,897,507)
	Net Other Assets and Liabilities — 0.0%	62,242
	Net Assets — 100.0%	$1,020,202,683

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2023.

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,018,292,568	$ 1,018,292,568	$ —	$ —
Money Market Funds	1,847,873	1,847,873	—	—
Total Investments	$1,020,140,441	$1,020,140,441	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.4%
39,322	BWX Technologies, Inc.	$2,920,838
15,071	Curtiss-Wright Corp.	2,996,265
11,317	Hexcel Corp.	700,749
10,809	Huntington Ingalls Industries, Inc.	2,376,034
168,285	Rocket Lab USA, Inc. (a)	711,846
29,660	Woodward, Inc.	3,698,602
		13,404,334
	Air Freight & Logistics — 0.4%
8,557	C.H. Robinson Worldwide, Inc.	700,219
62,837	GXO Logistics, Inc. (a)	3,173,897
		3,874,116
	Automobile Components — 1.3%
40,168	Adient PLC (a)	1,353,260
91,291	BorgWarner, Inc.	3,368,638
45,303	Gentex Corp.	1,299,290
177,897	Goodyear Tire & Rubber (The) Co. (a)	2,116,974
16,478	Lear Corp.	2,138,185
16,016	Visteon Corp. (a)	1,843,922
		12,120,269
	Automobiles — 0.6%
111,478	Harley-Davidson, Inc.	2,993,184
30,993	Thor Industries, Inc.	2,725,215
		5,718,399
	Banks — 7.1%
79,535	Bank OZK	2,848,148
27,648	BOK Financial Corp.	1,811,497
138,943	Cadence Bank	2,942,813
72,620	Columbia Banking System, Inc.	1,428,435
70,958	Comerica, Inc.	2,795,745
15,363	Commerce Bancshares, Inc.	673,821
16,163	Cullen/Frost Bankers, Inc.	1,470,671
55,936	East West Bancorp, Inc.	2,999,288
273,249	F.N.B. Corp.	2,921,032
267,545	First Horizon Corp.	2,876,109
51,727	Glacier Bancorp, Inc.	1,561,638
79,707	Hancock Whitney Corp.	2,744,312
105,600	Home BancShares, Inc.	2,159,520
274,009	KeyCorp	2,800,372
324,994	New York Community Bancorp, Inc.	3,080,943
202,775	Old National Bancorp	2,778,017
32,984	Pinnacle Financial Partners, Inc.	2,056,882
46,791	Popular, Inc.	3,043,287
40,513	Prosperity Bancshares, Inc.	2,209,579
32,827	SouthState Corp.	2,169,865
Shares	Description	Value

	Banks (Continued)
106,055	Synovus Financial Corp.	$2,764,854
80,147	United Bankshares, Inc.	2,279,381
344,434	Valley National Bancorp	2,679,697
73,141	Webster Financial Corp.	2,777,164
64,136	Western Alliance Bancorp	2,635,990
39,051	Wintrust Financial Corp.	2,916,719
84,505	Zions Bancorp N.A.	2,606,979
		66,032,758
	Beverages — 0.7%
21,477	Celsius Holdings, Inc. (a)	3,266,437
5,792	Coca-Cola Consolidated, Inc.	3,686,087
		6,952,524
	Biotechnology — 2.0%
35,368	ACADIA Pharmaceuticals, Inc. (a)	798,256
52,630	Alkermes PLC (a)	1,273,120
60,615	Amicus Therapeutics, Inc. (a)	664,947
83,856	Bridgebio Pharma, Inc. (a)	2,183,610
134,936	Exelixis, Inc. (a)	2,778,332
38,590	Halozyme Therapeutics, Inc. (a)	1,307,043
185,782	ImmunoGen, Inc. (a)	2,760,720
16,250	Ionis Pharmaceuticals, Inc. (a)	719,387
19,656	Neurocrine Biosciences, Inc. (a)	2,180,637
315,534	Roivant Sciences Ltd. (a)	2,726,214
6,081	Sarepta Therapeutics, Inc. (a)	409,312
3,264	United Therapeutics Corp. (a)	727,415
		18,528,993
	Broadline Retail — 0.9%
11,140	Dillard’s, Inc., Class A	3,458,413
317,436	Macy’s, Inc.	3,866,371
49,337	Nordstrom, Inc.	689,731
9,551	Ollie’s Bargain Outlet Holdings, Inc. (a)	737,719
		8,752,234
	Building Products — 1.8%
11,145	A.O. Smith Corp.	777,475
25,922	AAON, Inc.	1,412,231
6,475	Advanced Drainage Systems, Inc.	691,724
7,073	Allegion PLC	695,700
74,354	AZEK (The) Co., Inc. (a)	1,948,075
23,715	Fortune Brands Innovations, Inc.	1,323,297
27,017	Owens Corning	3,062,917
24,601	Simpson Manufacturing Co., Inc.	3,276,361
11,960	Trex Co., Inc. (a)	672,272
28,793	UFP Industries, Inc.	2,740,230
		16,600,282
	Capital Markets — 1.9%
28,276	Affiliated Managers Group, Inc.	3,471,162
10,693	Evercore, Inc., Class A	1,392,015

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
6,881	Houlihan Lokey, Inc.	$691,678
34,061	Interactive Brokers Group, Inc., Class A	2,727,264
253,819	Invesco Ltd.	3,292,032
40,245	Jefferies Financial Group, Inc.	1,295,084
75,136	Robinhood Markets, Inc., Class A (a)	686,743
24,476	SEI Investments Co.	1,313,382
23,994	Stifel Financial Corp.	1,367,658
18,381	Tradeweb Markets, Inc., Class A	1,654,474
		17,891,492
	Chemicals — 2.0%
20,868	Avient Corp.	659,846
27,401	Axalta Coating Systems Ltd. (a)	718,728
31,922	Cabot Corp.	2,122,175
38,429	Eastman Chemical Co.	2,871,799
37,588	Element Solutions, Inc.	685,229
22,013	FMC Corp.	1,171,092
21,487	H.B. Fuller Co.	1,421,365
90,625	Huntsman Corp.	2,114,281
8,100	NewMarket Corp.	3,905,415
73,739	Olin Corp.	3,150,130
		18,820,060
	Commercial Services & Supplies — 0.5%
17,616	Clean Harbors, Inc. (a)	2,707,051
16,487	Stericycle, Inc. (a)	679,924
9,697	Tetra Tech, Inc.	1,463,374
		4,850,349
	Communications Equipment — 0.1%
15,597	Ciena Corp. (a)	658,194
4,575	F5, Inc. (a)	693,524
		1,351,718
	Construction & Engineering — 2.1%
26,630	AECOM	2,038,527
142,131	API Group Corp. (a)	3,676,929
20,503	Arcosa, Inc.	1,416,142
21,627	Comfort Systems USA, Inc.	3,932,870
17,517	EMCOR Group, Inc.	3,619,888
10,242	MasTec, Inc. (a)	608,784
150,580	MDU Resources Group, Inc.	2,802,294
6,137	Valmont Industries, Inc.	1,208,437
		19,303,871
Shares	Description	Value

	Construction Materials — 0.5%
13,280	Eagle Materials, Inc.	$2,043,925
71,010	Summit Materials, Inc., Class A (b)	2,336,229
		4,380,154
	Consumer Finance — 1.6%
110,508	Ally Financial, Inc.	2,673,189
1,603	Credit Acceptance Corp. (a)	645,095
36,715	FirstCash Holdings, Inc.	3,998,998
73,545	OneMain Holdings, Inc.	2,642,472
108,237	SLM Corp.	1,407,081
461,257	SoFi Technologies, Inc. (a) (c)	3,482,490
		14,849,325
	Consumer Staples Distribution & Retail — 0.9%
10,327	BJ’s Wholesale Club Holdings, Inc. (a)	703,475
5,429	Casey’s General Stores, Inc.	1,476,200
50,091	Performance Food Group Co. (a)	2,893,256
34,444	Sprouts Farmers Market, Inc. (a)	1,447,337
37,133	US Foods Holding Corp. (a)	1,445,959
		7,966,227
	Containers & Packaging — 2.2%
5,895	AptarGroup, Inc.	720,782
47,624	Berry Global Group, Inc.	2,619,320
8,330	Crown Holdings, Inc.	671,398
66,167	Graphic Packaging Holding Co.	1,423,252
55,163	Greif, Inc., Class A	3,502,851
103,903	International Paper Co.	3,504,648
220,289	O-I Glass, Inc. (a)	3,403,465
22,431	Sealed Air Corp.	690,650
34,196	Silgan Holdings, Inc.	1,369,892
54,247	Sonoco Products Co.	2,810,537
		20,716,795
	Diversified Consumer Services — 0.9%
368,544	ADT, Inc.	2,085,959
27,145	Bright Horizons Family Solutions, Inc. (a)	2,010,359
17,776	Duolingo, Inc. (a)	2,596,185
51,353	H&R Block, Inc.	2,108,040
		8,800,543
	Diversified Telecommunication Services — 0.5%
235,492	Frontier Communications Parent, Inc. (a)	4,220,017
	Electric Utilities — 1.7%
299,387	Hawaiian Electric Industries, Inc. (c)	3,886,043
23,613	IDACORP, Inc.	2,236,387

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
57,405	NRG Energy, Inc.	$2,432,824
66,345	OGE Energy Corp.	2,268,999
30,011	Pinnacle West Capital Corp.	2,226,216
72,836	Portland General Electric Co.	2,914,897
		15,965,366
	Electrical Equipment — 1.5%
12,984	Acuity Brands, Inc.	2,103,018
19,763	Atkore, Inc. (a)	2,456,145
23,358	EnerSys	1,998,978
10,317	Regal Rexnord Corp.	1,221,636
234,741	Sunrun, Inc. (a)	2,265,251
99,070	Vertiv Holdings Co.	3,890,479
		13,935,507
	Electronic Equipment, Instruments & Components — 3.2%
21,444	Advanced Energy Industries, Inc.	1,871,203
29,428	Arrow Electronics, Inc. (a)	3,337,429
76,477	Avnet, Inc.	3,543,179
15,370	Badger Meter, Inc.	2,129,514
30,537	Belden, Inc.	2,165,073
45,165	Coherent Corp. (a)	1,336,884
20,263	Insight Enterprises, Inc. (a)	2,903,688
7,258	IPG Photonics Corp. (a)	623,462
24,334	Itron, Inc. (a)	1,393,852
54,319	Sanmina Corp. (a)	2,763,208
22,142	TD SYNNEX Corp.	2,029,979
149,088	Vishay Intertechnology, Inc.	3,315,717
95,355	Vontier Corp.	2,818,694
		30,231,882
	Energy Equipment & Services — 1.9%
103,465	ChampionX Corp.	3,186,722
87,415	Helmerich & Payne, Inc.	3,459,012
105,801	NOV, Inc.	2,111,788
359,117	Transocean Ltd. (a)	2,377,354
49,152	Valaris Ltd. (a)	3,245,998
40,800	Weatherford International PLC (a)	3,798,072
		18,178,946
	Entertainment — 0.4%
4,182	Madison Square Garden Sports Corp. (a)	703,161
20,883	Roku, Inc. (a)	1,244,000
46,949	Warner Music Group Corp., Class A	1,469,504
		3,416,665
Shares	Description	Value

	Financial Services — 3.2%
138,615	Affirm Holdings, Inc. (a)	$2,441,010
111,964	Corebridge Financial, Inc.	2,239,280
51,927	Equitable Holdings, Inc.	1,379,700
77,932	Essent Group Ltd.	3,681,508
69,340	Flywire Corp. (a)	1,864,553
220,818	MGIC Investment Corp.	3,718,575
41,286	Mr. Cooper Group, Inc. (a)	2,333,898
33,202	PennyMac Financial Services, Inc.	2,231,174
146,773	Radian Group, Inc.	3,719,228
39,353	Toast, Inc., Class A (a)	629,254
11,093	Voya Financial, Inc.	740,680
167,774	Western Union (The) Co.	1,894,168
15,674	WEX, Inc. (a)	2,609,408
		29,482,436
	Food Products — 1.4%
56,483	Darling Ingredients, Inc. (a)	2,501,632
66,464	Flowers Foods, Inc.	1,457,556
33,565	Freshpet, Inc. (a)	1,926,631
14,982	Ingredion, Inc.	1,402,016
25,791	Post Holdings, Inc. (a)	2,070,501
981	Seaboard Corp.	3,440,318
		12,798,654
	Gas Utilities — 0.9%
70,997	National Fuel Gas Co.	3,617,297
54,424	New Jersey Resources Corp.	2,208,526
32,385	ONE Gas, Inc.	1,956,054
12,203	Southwest Gas Holdings, Inc.	715,218
		8,497,095
	Ground Transportation — 1.8%
8,204	Avis Budget Group, Inc. (a)	1,335,611
300,852	Hertz Global Holdings, Inc. (a)	2,536,182
58,791	Knight-Swift Transportation Holdings, Inc.	2,874,292
4,166	Landstar System, Inc.	686,474
139,864	Lyft, Inc., Class A (a)	1,282,553
27,567	Ryder System, Inc.	2,688,885
7,396	Saia, Inc. (a)	2,651,392
56,276	U-Haul Holding Co.	2,656,790
		16,712,179
	Health Care Equipment & Supplies — 1.1%
79,314	Envista Holdings Corp. (a)	1,845,637
19,589	Glaukos Corp. (a)	1,335,970
14,845	Globus Medical, Inc., Class A (a)	678,565
24,685	Haemonetics Corp. (a)	2,103,902
6,193	ICU Medical, Inc. (a)	607,285
38,600	Integra LifeSciences Holdings Corp. (a)	1,388,056

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
20,184	QuidelOrtho Corp. (a)	$1,232,839
7,505	Teleflex, Inc.	1,386,549
		10,578,803
	Health Care Providers & Services — 1.8%
20,967	Acadia Healthcare Co., Inc. (a)	1,541,284
41,503	agilon health, Inc. (a)	747,054
7,496	CorVel Corp. (a)	1,453,774
7,798	DaVita, Inc. (a)	602,240
10,974	Encompass Health Corp.	686,534
15,864	Ensign Group (The), Inc.	1,532,462
30,271	HealthEquity, Inc. (a)	2,169,825
19,854	Henry Schein, Inc. (a)	1,290,113
45,569	Option Care Health, Inc. (a)	1,263,628
21,667	Progyny, Inc. (a)	668,644
58,337	Select Medical Holdings Corp.	1,326,000
11,186	Tenet Healthcare Corp. (a)	600,688
23,449	Universal Health Services, Inc., Class B	2,951,995
		16,834,241
	Health Care REITs — 0.9%
96,541	Healthcare Realty Trust, Inc.	1,385,363
120,438	Healthpeak Properties, Inc.	1,872,811
540,982	Medical Properties Trust, Inc.	2,585,894
22,228	Omega Healthcare Investors, Inc.	735,747
181,400	Physicians Realty Trust	1,970,004
		8,549,819
	Hotel & Resort REITs — 0.3%
144,151	Apple Hospitality REIT, Inc.	2,260,288
8,851	Ryman Hospitality Properties, Inc.	757,645
		3,017,933
	Hotels, Restaurants & Leisure — 2.7%
42,483	Aramark	1,144,067
12,117	Boyd Gaming Corp.	669,464
18,049	Choice Hotels International, Inc.	1,994,415
6,352	Churchill Downs, Inc.	697,704
36,220	Hilton Grand Vacations, Inc. (a)	1,302,109
20,845	Hyatt Hotels Corp., Class A	2,135,362
96,921	Life Time Group Holdings, Inc. (a)	1,145,606
51,668	Light & Wonder, Inc. (a)	3,777,447
29,298	Marriott Vacations Worldwide Corp.	2,632,718
178,905	Norwegian Cruise Line Holdings Ltd. (a)	2,433,108
160,586	Penn Entertainment, Inc. (a)	3,168,362
7,669	Texas Roadhouse, Inc.	778,710
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
3,322	Vail Resorts, Inc.	$705,095
36,114	Wendy’s (The) Co.	686,888
8,197	Wingstop, Inc.	1,498,166
7,976	Wynn Resorts Ltd.	700,133
		25,469,354
	Household Durables — 3.4%
23,609	Installed Building Products, Inc.	2,636,417
79,633	KB Home	3,519,779
87,024	Leggett & Platt, Inc.	2,038,972
89,387	M.D.C. Holdings, Inc.	3,392,237
30,113	Meritage Homes Corp.	3,433,484
17,179	Mohawk Industries, Inc. (a)	1,380,848
46,271	Skyline Champion Corp. (a)	2,712,869
86,493	Taylor Morrison Home Corp. (a)	3,314,412
68,029	Tempur Sealy International, Inc.	2,716,398
49,829	Toll Brothers, Inc.	3,523,408
11,718	TopBuild Corp. (a)	2,680,610
		31,349,434
	Household Products — 0.1%
28,759	Reynolds Consumer Products, Inc.	731,341
	Independent Power and Renewable Electricity Producers — 0.2%
66,644	Vistra Corp.	2,180,592
	Industrial REITs — 0.1%
24,238	Americold Realty Trust, Inc.	635,520
21,359	STAG Industrial, Inc.	709,546
		1,345,066
	Insurance — 3.8%
13,202	American Financial Group, Inc.	1,443,771
5,133	Assurant, Inc.	764,304
36,538	Assured Guaranty Ltd.	2,279,971
26,152	Axis Capital Holdings Ltd.	1,493,279
9,138	Enstar Group Ltd. (a)	2,165,432
10,036	Erie Indemnity Co., Class A	2,771,843
17,847	Fidelity National Financial, Inc.	697,639
26,096	First American Financial Corp.	1,342,378
6,780	Globe Life, Inc.	788,921
8,899	Kinsale Capital Group, Inc.	2,971,465
82,081	Old Republic International Corp.	2,247,378
11,397	Primerica, Inc.	2,178,651
10,154	Reinsurance Group of America, Inc.	1,517,718
18,621	RenaissanceRe Holdings Ltd.	4,088,985
16,273	RLI Corp.	2,168,215
45,687	Ryan Specialty Holdings, Inc. (a)	1,973,678

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
59,939	Unum Group	$2,931,017
985	White Mountains Insurance Group Ltd.	1,409,289
		35,233,934
	Interactive Media & Services — 0.3%
73,138	IAC, Inc. (a)	3,112,022
	IT Services — 0.5%
106,159	DXC Technology Co. (a)	2,141,227
9,896	GoDaddy, Inc., Class A (a)	724,684
27,128	Okta, Inc. (a)	1,828,699
		4,694,610
	Leisure Products — 0.9%
27,793	Acushnet Holdings Corp.	1,416,331
37,321	Brunswick Corp.	2,592,690
21,234	Polaris, Inc.	1,835,042
213,032	Topgolf Callaway Brands Corp. (a)	2,603,251
		8,447,314
	Life Sciences Tools & Services — 0.5%
7,521	Charles River Laboratories International, Inc. (a)	1,266,235
15,222	Medpace Holdings, Inc. (a)	3,693,923
		4,960,158
	Machinery — 4.0%
31,159	AGCO Corp.	3,572,691
62,402	Allison Transmission Holdings, Inc.	3,146,309
17,433	Chart Industries, Inc. (a)	2,026,238
12,359	Donaldson Co., Inc.	712,620
31,491	Esab Corp.	1,993,380
49,360	Federal Signal Corp.	2,864,854
18,534	Flowserve Corp.	680,568
8,261	Franklin Electric Co., Inc.	716,394
34,843	Hillenbrand, Inc.	1,325,079
30,114	ITT, Inc.	2,811,142
7,011	John Bean Technologies Corp.	729,284
8,108	Lincoln Electric Holdings, Inc.	1,417,278
17,275	Middleby (The) Corp. (a)	1,949,829
98,070	Mueller Industries, Inc.	3,698,220
23,172	Oshkosh Corp.	2,032,880
6,297	RBC Bearings, Inc. (a)	1,384,333
63,961	Terex Corp.	2,929,414
40,119	Timken (The) Co.	2,773,025
4,264	Watts Water Technologies, Inc., Class A	737,715
		37,501,253
Shares	Description	Value

	Marine Transportation — 0.4%
44,511	Kirby Corp. (a)	$3,324,972
	Media — 1.2%
2,394	Cable One, Inc.	1,316,389
53,672	New York Times (The) Co., Class A	2,163,518
36,744	News Corp., Class A	759,866
20,566	Nexstar Media Group, Inc.	2,880,885
252,948	TEGNA, Inc.	3,670,276
		10,790,934
	Metals & Mining — 1.6%
71,648	ATI, Inc. (a)	2,706,145
141,476	Cleveland-Cliffs, Inc. (a)	2,373,967
74,590	Commercial Metals Co.	3,154,411
113,468	United States Steel Corp.	3,845,431
47,692	Worthington Industries, Inc.	2,938,781
		15,018,735
	Mortgage REITs — 0.8%
117,558	Annaly Capital Management, Inc.	1,835,080
67,778	Blackstone Mortgage Trust, Inc., Class A (c)	1,352,171
317,369	Rithm Capital Corp.	2,961,053
76,184	Starwood Property Trust, Inc.	1,352,266
		7,500,570
	Multi-Utilities — 0.3%
58,279	Black Hills Corp.	2,817,790
	Office REITs — 0.8%
37,177	Boston Properties, Inc.	1,991,572
144,740	Cousins Properties, Inc.	2,586,504
93,272	Kilroy Realty Corp.	2,665,713
		7,243,789
	Oil, Gas & Consumable Fuels — 7.3%
123,053	Antero Midstream Corp.	1,518,474
145,211	Antero Resources Corp. (a)	4,275,012
53,803	APA Corp.	2,137,055
65,799	California Resources Corp.	3,460,369
42,739	Chesapeake Energy Corp.	3,678,973
22,740	Chord Energy Corp.	3,759,377
45,572	Civitas Resources, Inc.	3,437,496
334,129	Comstock Resources, Inc.	4,210,025
86,640	CVR Energy, Inc.	2,837,460
55,713	DT Midstream, Inc.	3,006,831
235,994	Equitrans Midstream Corp.	2,093,267
64,736	HF Sinclair Corp.	3,585,080
32,173	Magnolia Oil & Gas Corp., Class A	722,284
37,177	Matador Resources Co.	2,293,449
81,267	Murphy Oil Corp.	3,646,450

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
77,473	Ovintiv, Inc.	$3,718,704
68,847	PBF Energy, Inc., Class A	3,272,298
264,000	Permian Resources Corp.	3,846,480
113,714	Range Resources Corp.	4,075,510
92,950	SM Energy Co.	3,747,744
571,387	Southwestern Energy Co. (a)	4,073,989
404	Texas Pacific Land Corp.	745,764
		68,142,091
	Paper & Forest Products — 0.1%
13,335	Louisiana-Pacific Corp.	683,819
	Passenger Airlines — 0.1%
19,879	Alaska Air Group, Inc. (a)	628,773
57,541	American Airlines Group, Inc. (a)	641,582
		1,270,355
	Personal Care Products — 1.0%
89,387	BellRing Brands, Inc. (a)	3,908,893
67,191	Coty, Inc., Class A (a)	629,580
26,846	elf Beauty, Inc. (a)	2,486,745
16,461	Inter Parfums, Inc.	2,092,358
		9,117,576
	Pharmaceuticals — 1.1%
42,187	Axsome Therapeutics, Inc. (a)	2,627,406
196,732	Elanco Animal Health, Inc. (a)	1,733,209
84,919	Organon & Co.	1,255,952
46,140	Perrigo Co. PLC	1,275,310
373,778	Viatris, Inc.	3,326,624
		10,218,501
	Professional Services — 2.6%
103,962	Alight, Inc., Class A (a)	690,308
27,073	ASGN, Inc. (a)	2,259,512
4,695	CACI International, Inc., Class A (a)	1,524,748
10,864	Ceridian HCM Holding, Inc. (a)	695,405
36,804	Concentrix Corp.	2,804,833
147,565	Dun & Bradstreet Holdings, Inc.	1,292,669
4,132	FTI Consulting, Inc. (a)	877,058
40,722	Genpact Ltd.	1,365,816
25,011	KBR, Inc.	1,454,390
30,159	ManpowerGroup, Inc.	2,110,225
9,869	Maximus, Inc.	737,412
67,809	Parsons Corp. (a)	3,834,599
20,118	Robert Half, Inc.	1,504,223
Shares	Description	Value

	Professional Services (Continued)
20,952	Science Applications International Corp.	$2,288,796
6,328	TriNet Group, Inc. (a)	650,202
		24,090,196
	Real Estate Management & Development — 0.5%
15,661	Jones Lang LaSalle, Inc. (a)	2,003,355
54,268	St. Joe (The) Co.	2,531,060
		4,534,415
	Retail REITs — 0.4%
83,808	Kimco Realty Corp.	1,503,515
68,821	Kite Realty Group Trust	1,467,264
21,976	Phillips Edison & Co., Inc.	775,973
		3,746,752
	Semiconductors & Semiconductor Equipment — 1.6%
163,073	Amkor Technology, Inc.	3,401,703
18,082	Axcelis Technologies, Inc. (a)	2,305,455
19,933	Cirrus Logic, Inc. (a)	1,334,116
8,577	Lattice Semiconductor Corp. (a)	476,967
27,107	MACOM Technology Solutions Holdings, Inc. (a)	1,912,128
17,341	Onto Innovation, Inc. (a)	1,948,608
26,425	Rambus, Inc. (a)	1,435,670
8,241	Synaptics, Inc. (a)	689,442
9,391	Universal Display Corp.	1,307,039
		14,811,128
	Software — 5.1%
20,181	Appfolio, Inc., Class A (a)	3,785,350
92,228	AppLovin Corp., Class A (a)	3,360,788
20,964	Blackbaud, Inc. (a)	1,371,046
220,852	CCC Intelligent Solutions Holdings, Inc. (a)	2,378,576
49,787	Confluent, Inc., Class A (a)	1,439,342
81,207	Dropbox, Inc., Class A (a)	2,135,744
36,292	Elastic N.V. (a)	2,723,352
41,690	Gen Digital, Inc.	694,555
16,301	Gitlab, Inc., Class A (a)	705,507
32,759	Guidewire Software, Inc. (a)	2,952,569
11,187	Manhattan Associates, Inc. (a)	2,181,241
2,246	MicroStrategy, Inc., Class A (a)	950,934
69,536	nCino, Inc. (a)	1,953,962
96,529	NCR Voyix Corp. (a)	1,475,928
105,661	Nutanix, Inc., Class A (a)	3,823,872
97,584	PowerSchool Holdings, Inc., Class A (a)	1,943,873
22,569	Procore Technologies, Inc. (a)	1,378,740
14,495	Qualys, Inc. (a)	2,217,010
24,877	RingCentral, Inc., Class A (a)	661,231

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
116,952	Samsara, Inc., Class A (a)	$2,698,083
43,719	SentinelOne, Inc., Class A (a)	683,328
18,218	Smartsheet, Inc., Class A (a)	720,340
4,321	SPS Commerce, Inc. (a)	692,829
32,907	Tenable Holdings, Inc. (a)	1,385,714
16,372	Teradata Corp. (a)	699,412
86,159	UiPath, Inc., Class A (a)	1,338,049
14,548	Workiva, Inc. (a)	1,266,985
		47,618,360
	Specialized REITs — 0.1%
16,239	PotlatchDeltic Corp.	695,841
	Specialty Retail — 4.2%
77,966	Academy Sports & Outdoors, Inc.	3,495,995
52,715	Advance Auto Parts, Inc.	2,742,761
16,019	Asbury Automotive Group, Inc. (a)	3,065,556
19,474	AutoNation, Inc. (a)	2,533,178
43,615	Bath & Body Works, Inc.	1,293,185
87,791	Carvana Co. (a)	2,370,357
27,153	Dick’s Sporting Goods, Inc.	2,904,013
8,144	Floor & Decor Holdings, Inc., Class A (a)	671,066
138,681	Gap (The), Inc.	1,775,117
13,716	Group 1 Automotive, Inc.	3,460,958
12,479	Lithia Motors, Inc.	3,022,539
4,314	Murphy USA, Inc.	1,564,645
13,237	Penske Automotive Group, Inc.	1,893,950
2,788	RH (a)	607,672
51,321	Signet Jewelers Ltd.	3,583,745
48,678	Wayfair, Inc., Class A (a)	2,074,170
14,229	Williams-Sonoma, Inc.	2,137,765
		39,196,672
	Technology Hardware, Storage & Peripherals — 0.4%
247,677	IonQ, Inc. (a) (c)	2,387,606
41,385	Pure Storage, Inc., Class A (a)	1,399,227
		3,786,833
	Textiles, Apparel & Luxury Goods — 1.3%
29,842	Columbia Sportswear Co.	2,202,340
8,354	Crocs, Inc. (a)	746,179
28,901	PVH Corp.	2,148,789
12,698	Ralph Lauren Corp.	1,428,906
45,174	Skechers U.S.A., Inc., Class A (a)	2,178,290
102,551	Tapestry, Inc.	2,826,306
41,715	VF Corp.	614,462
		12,145,272
Shares	Description	Value

	Trading Companies & Distributors — 2.9%
93,516	Air Lease Corp.	$3,238,459
19,070	Applied Industrial Technologies, Inc.	2,927,436
28,653	Beacon Roofing Supply, Inc. (a)	2,039,234
35,766	Boise Cascade Co.	3,353,062
76,647	Core & Main, Inc., Class A (a)	2,305,542
18,592	Herc Holdings, Inc.	1,985,440
30,039	MSC Industrial Direct Co., Inc., Class A	2,846,195
90,263	Rush Enterprises, Inc., Class A	3,211,558
18,038	SiteOne Landscape Supply, Inc. (a)	2,485,095
20,500	WESCO International, Inc.	2,628,100
		27,020,121
	Water Utilities — 0.2%
42,941	Essential Utilities, Inc.	1,436,806
	Total Common Stocks	933,570,592
	(Cost $918,351,766)
MONEY MARKET FUNDS — 0.1%
330,519	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.21% (d) (e)	330,519
768,009	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (d)	768,009
	Total Money Market Funds	1,098,528
	(Cost $1,098,528)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$7,804,413	BNP Paribas S.A., 5.21% (d), dated 10/31/23, due 11/01/23, with a maturity value of $7,805,543. Collateralized by U.S. Treasury Note, interest rate of 2.00%, due 02/15/25. The value of the collateral including accrued interest is $7,989,107. (e)	7,804,413
	(Cost $7,804,413)

	Total Investments — 100.9%	942,473,533
	(Cost $927,254,707)
	Net Other Assets and Liabilities — (0.9)%	(8,510,559)
	Net Assets — 100.0%	$933,962,974

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	Non-income producing security which makes payment-in- kind (“PIK”) distributions. There were no PIK distributions received for the fiscal year-to-date period (August 1, 2023 to October 31, 2023).
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $8,155,793 and the total value of the collateral held by the Fund is $8,134,932. On October 31,
2023, the last business day of the period, there was sufficient collateral based on the end of day market value from the
prior business day; however, as a result of market movement
from October 30 to October 31, the value of the related
securities loaned was above the collateral value received.

(d)	Rate shown reflects yield as of October 31, 2023.
(e)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 933,570,592	$ 933,570,592	$ —	$ —
Money Market Funds	1,098,528	1,098,528	—	—
Repurchase Agreements	7,804,413	—	7,804,413	—
Total Investments	$942,473,533	$934,669,120	$7,804,413	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.2%
41,152	AAR Corp. (a)	$2,442,783
17,571	AeroVironment, Inc. (a)	2,014,691
13,209	Mercury Systems, Inc. (a)	475,260
17,350	Moog, Inc., Class A	2,013,467
37,935	V2X, Inc. (a)	1,937,340
		8,883,541
	Air Freight & Logistics — 0.6%
117,381	Air Transport Services Group, Inc. (a)	2,297,146
31,192	Hub Group, Inc., Class A (a)	2,144,450
		4,441,596
	Automobile Components — 1.5%
269,942	American Axle & Manufacturing Holdings, Inc. (a)	1,822,108
66,795	Dana, Inc.	766,807
12,935	Dorman Products, Inc. (a)	804,298
186,528	Garrett Motion, Inc. (a)	1,316,888
8,346	LCI Industries	905,458
53,545	Modine Manufacturing Co. (a)	2,115,027
32,637	Patrick Industries, Inc.	2,452,671
12,708	XPEL, Inc. (a) (b)	588,380
		10,771,637
	Automobiles — 0.5%
228,947	Fisker, Inc. (a) (c)	1,030,261
41,206	Winnebago Industries, Inc.	2,387,888
		3,418,149
	Banks — 14.0%
34,921	1st Source Corp.	1,593,096
51,049	Ameris Bancorp	1,904,128
114,539	Associated Banc-Corp.	1,856,677
51,072	Atlantic Union Bankshares Corp.	1,471,384
51,763	Axos Financial, Inc. (a)	1,865,021
11,298	BancFirst Corp.	916,381
71,006	Bancorp (The), Inc. (a)	2,531,364
19,719	Bank of Hawaii Corp. (c)	973,921
86,333	BankUnited, Inc.	1,882,923
46,242	Banner Corp.	1,951,875
56,379	Cathay General Bancorp	1,911,812
10,847	City Holding Co.	984,691
31,188	Columbia Financial, Inc. (a)	502,127
23,215	Community Bank System, Inc.	927,439
56,888	Customers Bancorp, Inc. (a)	2,287,466
88,704	CVB Financial Corp.	1,385,556
39,072	Eastern Bankshares, Inc.	430,183
52,261	Enterprise Financial Services Corp.	1,817,115
51,828	FB Financial Corp.	1,522,188
Shares	Description	Value

	Banks (Continued)
52,233	First Bancorp	$1,515,802
109,200	First BanCorp	1,457,820
101,965	First Busey Corp.	2,025,025
120,379	First Commonwealth Financial Corp.	1,466,216
99,989	First Financial Bancorp	1,849,796
81,432	First Hawaiian, Inc.	1,460,076
78,581	First Interstate BancSystem, Inc., Class A	1,812,864
70,445	First Merchants Corp.	1,923,853
161,831	Fulton Financial Corp.	2,102,185
83,238	Heartland Financial USA, Inc.	2,280,721
34,552	Hilltop Holdings, Inc.	954,326
221,445	Hope Bancorp, Inc.	1,939,858
39,922	Independent Bank Corp.	1,948,194
37,163	Independent Bank Group, Inc.	1,313,712
45,218	International Bancshares Corp.	1,981,905
20,646	Lakeland Financial Corp.	1,016,816
16,924	Live Oak Bancshares, Inc.	488,257
49,390	National Bank Holdings Corp., Class A	1,539,980
46,381	NBT Bancorp, Inc.	1,552,372
14,043	Nicolet Bankshares, Inc.	1,022,611
143,680	Northwest Bancshares, Inc.	1,497,146
169,296	OceanFirst Financial Corp.	2,143,287
49,225	OFG Bancorp	1,458,045
90,063	Pacific Premier Bancorp, Inc.	1,711,197
10,367	Park National Corp.	1,051,110
31,891	Pathward Financial, Inc.	1,444,343
128,173	Provident Financial Services, Inc.	1,800,831
74,828	Renasant Corp.	1,825,055
72,369	S&T Bancorp, Inc.	1,864,225
44,622	Seacoast Banking Corp. of Florida	901,811
18,782	ServisFirst Bancshares, Inc.	885,759
115,552	Simmons First National Corp., Class A	1,641,994
68,942	Stellar Bancorp, Inc.	1,498,799
37,410	Stock Yards Bancorp, Inc.	1,463,105
33,274	Texas Capital Bancshares, Inc. (a)	1,832,066
64,101	TowneBank	1,534,578
61,185	TriCo Bancshares	1,979,335
7,563	Triumph Financial, Inc. (a)	470,797
67,641	Trustmark Corp.	1,360,261
23,688	UMB Financial Corp.	1,485,711
57,845	United Community Banks, Inc.	1,277,796
136,474	Veritex Holdings, Inc.	2,350,082
95,618	WaFd, Inc.	2,359,852
80,253	WesBanco, Inc.	1,957,371

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
33,985	Westamerica BanCorp	$1,605,451
53,692	WSFS Financial Corp.	1,900,697
		101,668,440
	Beverages — 0.6%
143,259	Duckhorn Portfolio (The), Inc. (a)	1,494,191
9,291	MGP Ingredients, Inc.	879,486
75,260	Vita Coco (The) Co., Inc. (a)	2,039,546
		4,413,223
	Biotechnology — 1.7%
19,796	Agios Pharmaceuticals, Inc. (a)	415,914
69,202	BioCryst Pharmaceuticals, Inc. (a)	379,919
41,912	Catalyst Pharmaceuticals, Inc. (a)	520,128
99,516	Dynavax Technologies Corp. (a)	1,414,122
72,639	Ideaya Biosciences, Inc. (a)	1,973,602
58,212	Insmed, Inc. (a)	1,458,793
355,891	MannKind Corp. (a)	1,526,772
20,778	Merus N.V. (a)	417,846
128,090	Recursion Pharmaceuticals, Inc., Class A (a)	676,315
35,402	REVOLUTION Medicines, Inc. (a)	700,960
48,365	Twist Bioscience Corp. (a)	762,232
43,881	Veracyte, Inc. (a)	909,214
29,233	Vericel Corp. (a)	1,028,417
		12,184,234
	Broadline Retail — 0.3%
93,501	Kohl’s Corp.	2,108,448
	Building Products — 2.8%
32,399	American Woodmark Corp. (a)	2,178,185
13,610	Armstrong World Industries, Inc.	1,032,863
10,749	AZZ, Inc.	508,105
11,184	CSW Industrials, Inc.	1,982,476
36,287	Gibraltar Industries, Inc. (a)	2,208,427
49,402	Griffon Corp.	1,973,116
104,243	Hayward Holdings, Inc. (a)	1,094,551
183,157	Janus International Group, Inc. (a)	1,714,349
110,018	JELD-WEN Holding, Inc. (a)	1,246,504
161,299	Masterbrand, Inc. (a)	1,792,032
70,622	PGT Innovations, Inc. (a)	2,114,423
155,045	Resideo Technologies, Inc. (a)	2,245,052
		20,090,083
	Capital Markets — 1.9%
13,093	Artisan Partners Asset Management, Inc., Class A	432,069
Shares	Description	Value

	Capital Markets (Continued)
19,535	AssetMark Financial Holdings, Inc. (a)	$467,082
11,954	B. Riley Financial, Inc.	432,854
7,815	Cohen & Steers, Inc.	408,256
17,410	Donnelley Financial Solutions, Inc. (a)	947,626
43,396	Federated Hermes, Inc.	1,375,653
100,193	Golub Capital BDC, Inc.	1,442,779
21,669	Hamilton Lane, Inc., Class A	1,822,796
3,371	Piper Sandler Cos.	471,435
6,167	PJT Partners, Inc., Class A	483,246
15,165	StoneX Group, Inc. (a)	1,445,528
58,782	Victory Capital Holdings, Inc., Class A	1,731,718
56,739	Virtu Financial, Inc., Class A	1,049,104
7,277	Virtus Investment Partners, Inc.	1,340,642
		13,850,788
	Chemicals — 1.7%
78,819	AdvanSix, Inc.	2,171,463
149,373	Ecovyst, Inc. (a)	1,374,232
41,164	Ingevity Corp. (a)	1,658,086
9,588	Innospec, Inc.	939,624
35,789	Minerals Technologies, Inc.	1,934,753
69,070	Orion S.A.	1,402,121
25,134	Sensient Technologies Corp.	1,418,060
19,606	Stepan Co.	1,466,529
		12,364,868
	Commercial Services & Supplies — 1.9%
48,982	ABM Industries, Inc.	1,926,952
64,552	ACV Auctions, Inc., Class A (a)	860,478
26,764	Brady Corp., Class A	1,377,275
33,723	Brink’s (The) Co.	2,254,720
34,992	Cimpress PLC (a)	2,087,973
28,297	HNI Corp.	981,623
50,368	Matthews International Corp., Class A	1,785,042
40,077	MillerKnoll, Inc.	941,810
9,017	UniFirst Corp.	1,482,665
		13,698,538
	Communications Equipment — 0.5%
10,688	Calix, Inc. (a)	353,986
80,948	Extreme Networks, Inc. (a)	1,669,148
52,457	NetScout Systems, Inc. (a)	1,145,136
53,605	Viavi Solutions, Inc. (a)	417,047
		3,585,317
	Construction & Engineering — 1.9%
12,707	Ameresco, Inc., Class A (a)	332,288

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
67,006	Construction Partners, Inc., Class A (a)	$2,576,381
11,011	Dycom Industries, Inc. (a)	937,917
25,773	Granite Construction, Inc.	1,043,291
37,190	IES Holdings, Inc. (a)	2,314,334
18,177	MYR Group, Inc. (a)	2,105,442
59,877	Primoris Services Corp.	1,799,902
33,338	Sterling Infrastructure, Inc. (a)	2,428,673
		13,538,228
	Construction Materials — 0.4%
20,066	Knife River Corp. (a)	1,009,721
9,750	United States Lime & Minerals, Inc.	1,930,403
		2,940,124
	Consumer Finance — 1.2%
71,630	Bread Financial Holdings, Inc.	1,936,159
20,517	Encore Capital Group, Inc. (a)	773,081
48,156	Enova International, Inc. (a)	1,920,461
113,807	Navient Corp.	1,810,669
10,971	Nelnet, Inc., Class A	930,450
44,258	PROG Holdings, Inc. (a)	1,212,227
		8,583,047
	Consumer Staples Distribution & Retail — 1.3%
28,534	Andersons (The), Inc.	1,430,409
23,133	Chefs’ Warehouse (The), Inc. (a)	440,221
16,984	Grocery Outlet Holding Corp. (a)	469,947
32,521	Ingles Markets, Inc., Class A	2,608,835
173,248	United Natural Foods, Inc. (a)	2,525,956
31,107	Weis Markets, Inc.	2,025,066
		9,500,434
	Containers & Packaging — 0.2%
180,791	Pactiv Evergreen, Inc.	1,558,418
	Diversified Consumer Services — 2.5%
45,736	Adtalem Global Education, Inc. (a)	2,369,125
274,633	Chegg, Inc. (a)	2,067,986
131,071	Coursera, Inc. (a)	2,272,771
48,050	Frontdoor, Inc. (a)	1,390,086
4,201	Graham Holdings Co., Class B	2,431,203
12,576	Grand Canyon Education, Inc. (a)	1,488,118
173,739	Laureate Education, Inc.	2,456,669
13,021	Strategic Education, Inc.	1,071,759
Shares	Description	Value

	Diversified Consumer Services (Continued)
43,521	Stride, Inc. (a)	$2,392,785
51,573	Udemy, Inc. (a)	460,547
		18,401,049
	Diversified REITs — 0.9%
29,284	Alexander & Baldwin, Inc.	462,687
100,759	American Assets Trust, Inc.	1,788,472
137,047	Broadstone Net Lease, Inc.	1,939,215
243,753	Empire State Realty Trust, Inc., Class A	1,971,962
50,982	Global Net Lease, Inc.	404,797
		6,567,133
	Diversified Telecommunication Services — 0.6%
7,915	Cogent Communications Holdings, Inc.	514,317
1,122,011	Globalstar, Inc. (a)	1,582,036
300,211	Liberty Latin America Ltd., Class C (a)	2,056,445
		4,152,798
	Electric Utilities — 0.4%
37,118	ALLETE, Inc.	1,987,298
12,907	Otter Tail Corp.	993,064
		2,980,362
	Electrical Equipment — 1.1%
88,318	Array Technologies, Inc. (a)	1,530,551
13,426	Encore Wire Corp.	2,400,972
85,245	Fluence Energy, Inc. (a)	1,476,443
511,691	GrafTech International Ltd.	1,765,334
158,815	SunPower Corp. (a) (c)	678,140
8,320	Vicor Corp. (a)	322,317
		8,173,757
	Electronic Equipment, Instruments & Components — 1.8%
17,633	Crane NXT Co.	916,916
11,738	CTS Corp.	439,118
23,139	ePlus, Inc. (a)	1,446,187
107,209	Methode Electronics, Inc.	2,451,870
131,177	Mirion Technologies, Inc. (a)	909,057
16,603	OSI Systems, Inc. (a)	1,731,195
27,536	PC Connection, Inc.	1,475,379
10,538	Plexus Corp. (a)	1,036,096
7,453	Rogers Corp. (a)	915,899
152,157	TTM Technologies, Inc. (a)	1,748,284
		13,070,001
	Energy Equipment & Services — 3.8%
194,422	Archrock, Inc.	2,463,327
48,790	Cactus, Inc., Class A	2,290,203

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
81,624	Core Laboratories, Inc.	$1,748,386
166,875	Diamond Offshore Drilling, Inc. (a)	2,070,919
105,456	Expro Group Holdings N.V. (a)	1,660,932
219,313	Helix Energy Solutions Group, Inc. (a)	2,149,267
132,274	Liberty Energy, Inc.	2,605,798
19,893	Nabors Industries Ltd. (a)	1,942,352
95,246	Oceaneering International, Inc. (a)	2,094,460
106,202	Patterson-UTI Energy, Inc.	1,348,765
230,455	ProPetro Holding Corp. (a)	2,415,168
274,019	RPC, Inc.	2,279,838
34,468	Tidewater, Inc. (a)	2,355,888
		27,425,303
	Entertainment — 0.6%
133,501	Cinemark Holdings, Inc. (a)	2,201,431
65,925	Sphere Entertainment Co. (a)	2,169,592
		4,371,023
	Financial Services — 2.5%
103,365	AvidXchange Holdings, Inc. (a)	893,074
52,569	Cannae Holdings, Inc. (a)	859,503
26,102	Compass Diversified Holdings	448,432
39,533	EVERTEC, Inc.	1,256,359
15,876	Federal Agricultural Mortgage Corp., Class C	2,358,539
51,276	Jackson Financial, Inc., Class A	1,882,342
70,699	Merchants Bancorp	2,113,193
90,429	NMI Holdings, Inc., Class A (a)	2,473,233
240,169	Payoneer Global, Inc. (a)	1,390,578
97,134	Remitly Global, Inc. (a)	2,615,819
26,399	Walker & Dunlop, Inc.	1,710,655
		18,001,727
	Food Products — 1.0%
50,592	Cal-Maine Foods, Inc.	2,292,324
94,803	Fresh Del Monte Produce, Inc.	2,370,075
11,976	J & J Snack Foods Corp.	1,875,561
11,241	TreeHouse Foods, Inc. (a)	468,637
		7,006,597
	Gas Utilities — 0.5%
51,358	Northwest Natural Holding Co.	1,885,352
34,638	Spire, Inc.	1,926,912
		3,812,264
	Ground Transportation — 1.3%
14,460	ArcBest Corp.	1,574,405
166,760	Heartland Express, Inc.	1,944,422
99,430	Marten Transport Ltd.	1,747,979
Shares	Description	Value

	Ground Transportation (Continued)
88,469	Schneider National, Inc., Class B	$2,240,920
62,894	Werner Enterprises, Inc.	2,284,310
		9,792,036
	Health Care Equipment & Supplies — 1.4%
37,775	Alphatec Holdings, Inc. (a)	346,774
11,187	AtriCure, Inc. (a)	387,518
24,231	Avanos Medical, Inc. (a)	444,881
17,460	Axonics, Inc. (a)	894,127
9,292	Enovis Corp. (a)	426,503
14,983	Inari Medical, Inc. (a)	909,618
12,494	Integer Holdings Corp. (a)	1,014,138
8,993	LeMaitre Vascular, Inc.	436,880
10,877	Omnicell, Inc. (a)	386,569
29,865	PROCEPT BioRobotics Corp. (a)	800,083
70,268	RxSight, Inc. (a)	1,555,733
8,948	TransMedics Group, Inc. (a)	335,371
12,139	UFP Technologies, Inc. (a)	1,892,713
		9,830,908
	Health Care Providers & Services — 1.5%
269,200	AdaptHealth Corp. (a)	1,973,236
11,502	Addus HomeCare Corp. (a)	907,508
15,881	Apollo Medical Holdings, Inc. (a)	495,646
18,323	Fulgent Genetics, Inc. (a)	438,653
77,892	Hims & Hers Health, Inc. (a)	465,794
306,215	OPKO Health, Inc. (a)	382,769
60,636	Owens & Minor, Inc. (a)	868,914
49,590	Patterson Cos., Inc.	1,510,511
154,192	Pediatrix Medical Group, Inc. (a)	1,767,040
68,365	Premier, Inc., Class A	1,313,975
34,760	RadNet, Inc. (a)	937,130
		11,061,176
	Health Care REITs — 0.5%
23,901	CareTrust REIT, Inc.	514,349
30,497	LTC Properties, Inc.	964,010
28,618	National Health Investors, Inc.	1,432,045
35,147	Sabra Health Care REIT, Inc.	479,405
		3,389,809
	Health Care Technology — 0.5%
61,320	Definitive Healthcare Corp. (a)	353,203
17,992	Evolent Health, Inc., Class A (a)	439,544
17,331	Schrodinger, Inc. (a)	376,083
186,432	Veradigm, Inc. (a)	2,459,038
		3,627,868

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotel & Resort REITs — 1.5%
183,044	DiamondRock Hospitality Co.	$1,414,930
159,072	Park Hotels & Resorts, Inc.	1,834,100
144,208	Pebblebrook Hotel Trust	1,720,402
250,228	RLJ Lodging Trust	2,352,143
127,423	Service Properties Trust	923,817
104,801	Sunstone Hotel Investors, Inc.	974,649
166,366	Xenia Hotels & Resorts, Inc.	1,934,837
		11,154,878
	Hotels, Restaurants & Leisure — 2.9%
59,774	Bloomin’ Brands, Inc.	1,395,125
31,018	Brinker International, Inc. (a)	1,052,131
32,340	Cheesecake Factory (The), Inc.	1,004,804
21,873	Cracker Barrel Old Country Store, Inc.	1,451,492
52,867	Dave & Buster’s Entertainment, Inc. (a)	1,847,173
37,061	Everi Holdings, Inc. (a)	399,888
113,348	First Watch Restaurant Group, Inc. (a)	1,894,045
28,669	Golden Entertainment, Inc.	899,060
7,095	Jack in the Box, Inc.	448,262
39,289	Krispy Kreme, Inc. (c)	508,007
7,890	Monarch Casino & Resort, Inc.	474,899
7,183	Papa John’s International, Inc.	467,039
135,343	Playa Hotels & Resorts N.V. (a)	978,530
11,950	Red Rock Resorts, Inc., Class A	472,622
545,595	Sabre Corp. (a)	1,909,582
16,874	Shake Shack, Inc., Class A (a)	945,619
20,839	Six Flags Entertainment Corp. (a)	414,696
83,396	Sweetgreen, Inc., Class A (a)	861,481
154,266	Target Hospitality Corp. (a)	2,118,072
40,018	Travel + Leisure Co.	1,361,813
		20,904,340
	Household Durables — 2.0%
3,689	Cavco Industries, Inc. (a)	920,442
36,683	Century Communities, Inc.	2,256,005
35,410	Green Brick Partners, Inc. (a)	1,370,367
8,406	Helen of Troy Ltd. (a)	826,478
79,331	La-Z-Boy, Inc.	2,319,638
19,697	LGI Homes, Inc. (a)	1,861,564
29,149	M/I Homes, Inc. (a)	2,392,258
89,568	Tri Pointe Homes, Inc. (a)	2,244,574
		14,191,326
	Household Products — 0.8%
36,663	Central Garden & Pet Co., Class A (a)	1,455,154
30,584	Energizer Holdings, Inc.	965,843
Shares	Description	Value

	Household Products (Continued)
31,266	Spectrum Brands Holdings, Inc.	$2,354,955
4,822	WD-40 Co.	1,019,371
		5,795,323
	Independent Power and Renewable Electricity Producers — 0.2%
46,309	Clearway Energy, Inc., Class C	1,005,368
53,781	Montauk Renewables, Inc. (a)	541,037
		1,546,405
	Industrial REITs — 0.4%
25,902	Innovative Industrial Properties, Inc.	1,860,541
165,150	LXP Industrial Trust	1,306,336
		3,166,877
	Insurance — 2.0%
30,034	Brighthouse Financial, Inc. (a)	1,360,540
42,182	BRP Group, Inc., Class A (a)	882,869
61,939	CNO Financial Group, Inc.	1,435,746
334,433	Genworth Financial, Inc., Class A (a)	2,003,254
32,869	Goosehead Insurance, Inc., Class A (a)	2,132,212
16,676	Horace Mann Educators Corp.	529,130
2,239	National Western Life Group, Inc., Class A	1,072,257
263,885	Oscar Health, Inc., Class A (a)	1,351,091
240,877	SiriusPoint Ltd. (a)	2,372,638
33,558	Stewart Information Services Corp.	1,465,478
		14,605,215
	Interactive Media & Services — 1.1%
27,964	Cargurus, Inc. (a)	481,820
58,119	Cars.com, Inc. (a)	885,152
51,506	Shutterstock, Inc.	2,095,264
59,101	TripAdvisor, Inc. (a)	872,331
47,122	Yelp, Inc. (a)	1,988,077
23,079	Ziff Davis, Inc. (a)	1,395,356
		7,718,000
	IT Services — 0.7%
102,232	Fastly, Inc., Class A (a)	1,499,744
162,234	Kyndryl Holdings, Inc. (a)	2,373,483
33,825	Squarespace, Inc., Class A (a)	960,968
		4,834,195
	Leisure Products — 0.3%
49,974	Malibu Boats, Inc., Class A (a)	2,179,866

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services — 0.1%
9,761	Azenta, Inc. (a)	$443,637
48,995	Maravai LifeSciences Holdings, Inc., Class A (a)	336,106
		779,743
	Machinery — 3.3%
8,504	Alamo Group, Inc.	1,363,191
5,678	Albany International Corp., Class A	463,382
20,801	Astec Industries, Inc.	832,872
43,269	Barnes Group, Inc.	899,562
28,070	Columbus McKinnon Corp.	858,100
55,611	Enerpac Tool Group Corp.	1,573,791
8,086	EnPro Industries, Inc.	898,031
14,074	ESCO Technologies, Inc.	1,368,274
61,243	Greenbrier (The) Cos., Inc.	2,118,395
17,662	Helios Technologies, Inc.	913,479
118,774	Hillman Solutions Corp. (a)	779,157
6,517	Kadant, Inc.	1,433,740
78,770	Kennametal, Inc.	1,820,375
8,328	Lindsay Corp.	1,040,334
38,640	Mueller Water Products, Inc., Class A	477,977
624,133	Nikola Corp. (a) (c)	674,064
13,452	Standex International Corp.	1,931,304
19,823	Tennant Co.	1,471,263
80,484	Trinity Industries, Inc.	1,676,482
69,596	Wabash National Corp.	1,439,941
		24,033,714
	Marine Transportation — 0.3%
27,611	Matson, Inc.	2,403,538
	Media — 0.7%
418,042	DISH Network Corp., Class A (a)	2,048,406
41,206	Integral Ad Science Holding Corp. (a)	473,045
13,181	John Wiley & Sons, Inc., Class A	398,989
51,383	Scholastic Corp.	1,896,032
		4,816,472
	Metals & Mining — 1.7%
9,432	Alpha Metallurgical Resources, Inc.	2,074,663
14,354	Arch Resources, Inc.	2,165,014
36,448	Carpenter Technology Corp.	2,286,019
17,530	Compass Minerals International, Inc.	431,939
6,510	Kaiser Aluminum Corp.	369,768
4,808	Materion Corp.	466,280
Shares	Description	Value

	Metals & Mining (Continued)
84,211	Ryerson Holding Corp.	$2,446,329
47,958	Warrior Met Coal, Inc.	2,336,993
		12,577,005
	Mortgage REITs — 1.8%
193,462	Apollo Commercial Real Estate Finance, Inc.	1,926,882
96,827	Arbor Realty Trust, Inc. (c)	1,220,988
89,734	Chimera Investment Corp.	430,723
88,437	Claros Mortgage Trust, Inc.	922,398
111,015	Franklin BSP Realty Trust, Inc.	1,399,899
23,111	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	396,123
143,259	Ladder Capital Corp.	1,448,349
101,965	MFA Financial, Inc.	906,469
118,536	PennyMac Mortgage Investment Trust	1,499,480
242,307	Ready Capital Corp.	2,284,955
74,010	Two Harbors Investment Corp.	859,256
		13,295,522
	Multi-Utilities — 0.5%
60,544	Avista Corp.	1,918,639
40,779	Northwestern Energy Group, Inc.	1,957,800
		3,876,439
	Office REITs — 1.1%
20,560	COPT Defense Properties	468,768
76,794	Douglas Emmett, Inc.	860,861
42,866	Easterly Government Properties, Inc.	461,238
80,012	Equity Commonwealth	1,515,427
118,861	Highwoods Properties, Inc.	2,126,423
33,884	JBG SMITH Properties	436,087
424,195	Paramount Group, Inc.	1,815,555
13,136	SL Green Realty Corp. (c)	384,754
		8,069,113
	Oil, Gas & Consumable Fuels — 4.1%
62,621	Callon Petroleum Co. (a)	2,338,894
108,491	CNX Resources Corp. (a)	2,356,425
23,350	CONSOL Energy, Inc.	2,145,631
34,490	Delek US Holdings, Inc.	908,812
85,267	Dorian LPG Ltd.	2,725,986
20,644	Gulfport Energy Corp. (a)	2,551,805
58,051	HighPeak Energy, Inc. (c)	1,028,083
54,438	International Seaways, Inc.	2,617,923
43,550	Kinetik Holdings, Inc.	1,543,412
179,686	Kosmos Energy Ltd. (a)	1,300,927
48,714	Northern Oil and Gas, Inc.	1,867,695
68,162	Par Pacific Holdings, Inc. (a)	2,237,077
94,256	Peabody Energy Corp.	2,223,499

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
149,010	Talos Energy, Inc. (a)	$2,309,655
109,216	World Kinect Corp.	2,020,496
		30,176,320
	Paper & Forest Products — 0.3%
55,753	Sylvamo Corp.	2,469,858
	Passenger Airlines — 0.9%
6,375	Allegiant Travel Co.	424,703
532,548	JetBlue Airways Corp. (a)	2,002,380
46,729	SkyWest, Inc. (a)	1,970,562
165,075	Sun Country Airlines Holdings, Inc. (a)	2,149,276
		6,546,921
	Personal Care Products — 1.0%
39,769	Edgewell Personal Care Co.	1,387,938
70,042	Herbalife Ltd. (a)	998,099
26,183	Medifast, Inc.	1,810,816
115,498	Nu Skin Enterprises, Inc., Class A	2,193,307
25,078	USANA Health Sciences, Inc. (a)	1,142,303
		7,532,463
	Pharmaceuticals — 0.8%
21,306	Amphastar Pharmaceuticals, Inc. (a)	964,523
53,948	Corcept Therapeutics, Inc. (a)	1,514,860
14,951	Harmony Biosciences Holdings, Inc. (a)	351,946
16,353	Ligand Pharmaceuticals, Inc. (a)	855,098
15,970	Pacira BioSciences, Inc. (a)	451,312
8,566	Prestige Consumer Healthcare, Inc. (a)	508,478
35,542	Supernus Pharmaceuticals, Inc. (a)	847,677
		5,493,894
	Professional Services — 1.7%
37,760	CBIZ, Inc. (a)	1,962,010
19,168	CSG Systems International, Inc.	898,213
35,529	First Advantage Corp.	462,232
23,520	Huron Consulting Group, Inc. (a)	2,336,947
4,056	ICF International, Inc.	514,017
8,212	Kforce, Inc.	501,260
30,984	Korn Ferry	1,410,392
89,568	Legalzoom.com, Inc. (a)	892,993
10,183	NV5 Global, Inc. (a)	960,766
38,824	Sterling Check Corp. (a)	434,052
Shares	Description	Value

	Professional Services (Continued)
56,057	TTEC Holdings, Inc.	$1,153,653
52,400	Verra Mobility Corp. (a)	1,035,948
		12,562,483
	Real Estate Management & Development — 0.7%
139,346	DigitalBridge Group, Inc.	2,208,634
90,932	Forestar Group, Inc. (a)	2,159,635
16,699	Marcus & Millichap, Inc.	479,261
185,584	Opendoor Technologies, Inc. (a)	352,610
		5,200,140
	Residential REITs — 0.2%
71,840	Elme Communities	916,679
59,388	Veris Residential, Inc.	795,205
		1,711,884
	Retail REITs — 0.8%
68,285	Acadia Realty Trust	977,841
41,155	InvenTrust Properties Corp.	1,032,991
89,815	Macerich (The) Co.	873,002
39,576	Retail Opportunity Investments Corp.	464,622
39,736	SITE Centers Corp.	463,322
65,037	Tanger Factory Outlet Centers, Inc.	1,466,584
32,107	Urban Edge Properties	509,217
		5,787,579
	Semiconductors & Semiconductor Equipment — 1.5%
53,605	Aehr Test Systems (a) (c)	1,262,934
42,679	Cohu, Inc. (a)	1,286,345
96,382	Credo Technology Group Holding Ltd. (a)	1,370,552
31,650	Ichor Holdings Ltd. (a)	767,829
44,041	MaxLinear, Inc. (a)	669,423
70,496	Navitas Semiconductor Corp. (a)	369,399
121,214	Photronics, Inc. (a)	2,225,489
60,363	SMART Global Holdings, Inc. (a)	826,973
33,026	Ultra Clean Holdings, Inc. (a)	788,001
69,718	Veeco Instruments, Inc. (a)	1,669,049
		11,235,994
	Software — 4.2%
32,598	A10 Networks, Inc.	354,340
43,435	ACI Worldwide, Inc. (a)	884,771
7,405	Agilysys, Inc. (a)	635,275
8,013	Alarm.com Holdings, Inc. (a)	409,705
107,563	Alkami Technology, Inc. (a)	1,930,756
21,484	Appian Corp., Class A (a)	847,759
364,541	AvePoint, Inc. (a)	2,730,412
8,832	BlackLine, Inc. (a)	433,651

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
41,939	Braze, Inc., Class A (a)	$1,785,763
75,999	Clearwater Analytics Holdings, Inc., Class A (a)	1,374,062
14,494	CommVault Systems, Inc. (a)	947,183
27,234	EngageSmart, Inc. (a)	616,850
98,383	Freshworks, Inc., Class A (a)	1,764,991
14,617	Intapp, Inc. (a)	499,901
18,319	InterDigital, Inc.	1,378,505
27,744	Jamf Holding Corp. (a)	445,569
67,953	LiveRamp Holdings, Inc. (a)	1,879,580
37,980	N-able, Inc. (a)	492,221
21,786	PagerDuty, Inc. (a)	439,424
9,317	Progress Software Corp.	478,708
42,456	PROS Holdings, Inc. (a)	1,322,504
45,549	Q2 Holdings, Inc. (a)	1,367,837
21,405	Rapid7, Inc. (a)	995,118
106,202	Sprinklr, Inc., Class A (a)	1,443,285
9,823	Sprout Social, Inc., Class A (a)	425,139
48,127	Varonis Systems, Inc. (a)	1,618,992
21,311	Verint Systems, Inc. (a)	400,860
84,839	Vertex, Inc., Class A (a)	2,053,952
117,353	Zeta Global Holdings Corp., Class A (a)	915,353
		30,872,466
	Specialized REITs — 0.6%
11,796	EPR Properties	503,689
137,624	Safehold, Inc.	2,239,142
415,206	Uniti Group, Inc.	1,909,948
		4,652,779
	Specialty Retail — 3.2%
8,692	Abercrombie & Fitch Co., Class A (a)	528,647
88,491	American Eagle Outfitters, Inc.	1,545,938
18,105	Boot Barn Holdings, Inc. (a)	1,258,298
44,021	Buckle (The), Inc.	1,486,589
141,195	Foot Locker, Inc.	2,963,683
90,562	Guess?, Inc.	1,947,083
86,563	Leslie’s, Inc. (a)	427,621
52,928	Monro, Inc.	1,313,673
60,562	National Vision Holdings, Inc. (a)	941,133
42,466	ODP (The) Corp. (a)	1,907,573
292,329	Sally Beauty Holdings, Inc. (a)	2,484,797
10,259	Sonic Automotive, Inc., Class A	490,893
16,636	Upbound Group, Inc.	433,534
74,938	Urban Outfitters, Inc. (a)	2,594,354
88,119	Victoria’s Secret & Co. (a)	1,575,568
3,938	Winmark Corp.	1,588,274
		23,487,658
Shares	Description	Value

	Technology Hardware, Storage & Peripherals — 0.1%
31,226	Xerox Holdings Corp.	$400,942
	Textiles, Apparel & Luxury Goods — 1.1%
14,170	Carter’s, Inc.	951,657
22,316	Kontoor Brands, Inc.	1,036,578
108,234	Levi Strauss & Co., Class A	1,479,559
20,387	Oxford Industries, Inc.	1,720,663
15,422	Steven Madden Ltd.	505,687
357,623	Under Armour, Inc., Class A (a)	2,449,718
		8,143,862
	Tobacco — 0.4%
51,890	Universal Corp.	2,335,050
46,047	Vector Group Ltd.	473,363
		2,808,413
	Trading Companies & Distributors — 1.6%
237,070	Custom Truck One Source, Inc. (a)	1,367,894
68,909	FTAI Aviation Ltd.	2,591,668
30,635	GMS, Inc. (a)	1,791,535
45,377	H&E Equipment Services, Inc.	1,847,751
14,664	McGrath RentCorp	1,475,198
206,379	NOW, Inc. (a)	2,274,297
		11,348,343
	Water Utilities — 0.2%
6,228	American States Water Co.	486,096
20,712	California Water Service Group	1,008,260
		1,494,356
	Total Common Stocks	727,137,250
	(Cost $739,498,915)
MONEY MARKET FUNDS — 0.2%
233,902	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.21% (d) (e)	233,902
1,129,663	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (d)	1,129,663
	Total Money Market Funds	1,363,565
	(Cost $1,363,565)

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.7%
$5,523,037	BNP Paribas S.A., 5.21% (d), dated 10/31/23, due 11/01/23, with a maturity value of $5,523,836. Collateralized by U.S. Treasury Note, interest rate of 2.00%, due 02/15/25. The value of the collateral including accrued interest is $5,653,741. (e)	$5,523,037
	(Cost $5,523,037)

	Total Investments — 100.8%	734,023,852
	(Cost $746,385,517)
	Net Other Assets and Liabilities — (0.8)%	(5,929,839)
	Net Assets — 100.0%	$728,094,013

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $5,628,394 and the total value of the collateral held by the Fund is $5,756,939.

(d)	Rate shown reflects yield as of October 31, 2023.
(e)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 727,137,250	$ 727,137,250	$ —	$ —
Money Market Funds	1,363,565	1,363,565	—	—
Repurchase Agreements	5,523,037	—	5,523,037	—
Total Investments	$734,023,852	$728,500,815	$5,523,037	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.0%
17,876	General Dynamics Corp.	$4,313,658
11,044	L3Harris Technologies, Inc.	1,981,404
9,658	Lockheed Martin Corp.	4,390,913
13,106	Northrop Grumman Corp.	6,178,562
109,773	RTX Corp.	8,934,424
73,836	Textron, Inc.	5,611,536
		31,410,497
	Air Freight & Logistics — 1.3%
34,461	Expeditors International of Washington, Inc.	3,764,864
21,780	FedEx Corp.	5,229,378
37,011	United Parcel Service, Inc., Class B	5,227,804
		14,222,046
	Automobile Components — 0.2%
19,505	Aptiv PLC (a)	1,700,836
	Automobiles — 1.5%
795,138	Ford Motor Co.	7,752,595
299,534	General Motors Co.	8,446,859
		16,199,454
	Banks — 9.0%
288,547	Bank of America Corp.	7,600,328
240,108	Citigroup, Inc.	9,481,865
368,493	Citizens Financial Group, Inc.	8,633,791
311,900	Fifth Third Bancorp	7,395,149
949,577	Huntington Bancshares, Inc.	9,163,418
39,783	JPMorgan Chase & Co.	5,532,224
78,099	M&T Bank Corp.	8,805,662
64,354	PNC Financial Services Group (The), Inc.	7,366,603
459,330	Regions Financial Corp.	6,674,065
345,180	Truist Financial Corp.	9,789,305
238,974	U.S. Bancorp	7,618,491
193,355	Wells Fargo & Co.	7,689,728
		95,750,629
	Beverages — 0.3%
60,917	Keurig Dr Pepper, Inc.	1,847,612
30,245	Molson Coors Beverage Co., Class B	1,747,254
		3,594,866
	Biotechnology — 0.7%
33,292	Incyte Corp. (a)	1,795,438
18,619	Moderna, Inc. (a)	1,414,299
4,801	Regeneron Pharmaceuticals, Inc. (a)	3,744,252
		6,953,989
Shares	Description	Value

	Building Products — 0.9%
15,237	Carlisle Cos., Inc.	$3,871,569
34,839	Carrier Global Corp.	1,660,427
74,237	Johnson Controls International PLC	3,639,098
		9,171,094
	Capital Markets — 3.4%
2,974	BlackRock, Inc.	1,820,921
63,763	Carlyle Group (The), Inc.	1,756,033
321,418	Franklin Resources, Inc.	7,325,116
17,829	Goldman Sachs Group (The), Inc.	5,413,063
48,369	Morgan Stanley	3,425,493
39,335	Raymond James Financial, Inc.	3,754,132
117,989	State Street Corp.	7,625,629
55,013	T. Rowe Price Group, Inc.	4,978,676
		36,099,063
	Chemicals — 5.9%
62,943	Celanese Corp.	7,207,603
115,180	CF Industries Holdings, Inc.	9,189,060
77,216	Corteva, Inc.	3,717,178
111,897	Dow, Inc.	5,409,101
132,396	DuPont de Nemours, Inc.	9,649,021
83,426	LyondellBasell Industries N.V., Class A	7,528,362
277,403	Mosaic (The) Co.	9,010,049
14,815	PPG Industries, Inc.	1,818,838
79,216	Westlake Corp.	9,138,358
		62,667,570
	Consumer Finance — 2.7%
12,891	American Express Co.	1,882,473
101,758	Capital One Financial Corp.	10,307,068
91,197	Discover Financial Services	7,485,450
323,047	Synchrony Financial	9,061,468
		28,736,459
	Consumer Staples Distribution & Retail — 2.8%
54,533	Dollar General Corp.	6,491,609
54,201	Dollar Tree, Inc. (a)	6,021,189
128,927	Kroger (The) Co.	5,849,418
87,351	Sysco Corp.	5,807,968
52,180	Target Corp.	5,781,022
		29,951,206
	Containers & Packaging — 0.7%
38,634	Ball Corp.	1,860,227
37,575	Packaging Corp. of America	5,750,854
		7,611,081
	Distributors — 1.0%
13,322	Genuine Parts Co.	1,716,673

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors (Continued)
159,574	LKQ Corp.	$7,008,490
5,401	Pool Corp.	1,705,474
		10,430,637
	Diversified REITs — 0.9%
182,612	WP Carey, Inc.	9,797,134
	Diversified Telecommunication Services — 1.4%
262,998	AT&T, Inc.	4,050,169
304,706	Verizon Communications, Inc.	10,704,322
		14,754,491
	Electric Utilities — 7.5%
119,082	Alliant Energy Corp.	5,810,011
105,030	American Electric Power Co., Inc.	7,933,966
17,631	Constellation Energy Corp.	1,990,893
44,758	Duke Energy Corp.	3,978,539
91,157	Edison International	5,748,360
85,409	Entergy Corp.	8,164,246
194,786	Evergy, Inc.	9,571,784
135,864	Eversource Energy	7,308,125
209,060	Exelon Corp.	8,140,796
56,268	FirstEnergy Corp.	2,003,141
335,335	PPL Corp.	8,239,181
61,034	Southern (The) Co.	4,107,588
100,830	Xcel Energy, Inc.	5,976,194
		78,972,824
	Electronic Equipment, Instruments & Components — 0.8%
63,114	Corning, Inc.	1,688,931
31,976	TE Connectivity Ltd.	3,768,371
16,702	Zebra Technologies Corp., Class A (a)	3,497,900
		8,955,202
	Energy Equipment & Services — 0.2%
54,449	Baker Hughes Co.	1,874,134
	Financial Services — 1.7%
28,194	Berkshire Hathaway, Inc., Class B (a)	9,623,458
49,999	Global Payments, Inc.	5,310,894
67,571	PayPal Holdings, Inc. (a)	3,500,178
		18,434,530
	Food Products — 4.9%
130,943	Archer-Daniels-Midland Co.	9,371,591
91,229	Bunge Ltd.	9,668,449
140,441	Campbell Soup Co.	5,675,221
210,407	Conagra Brands, Inc.	5,756,736
61,730	General Mills, Inc.	4,027,265
Shares	Description	Value

	Food Products (Continued)
103,873	Hormel Foods Corp.	$3,381,066
234,852	Kraft Heinz (The) Co.	7,388,444
27,710	Mondelez International, Inc., Class A	1,834,679
114,269	Tyson Foods, Inc., Class A	5,296,368
		52,399,819
	Gas Utilities — 0.8%
74,580	Atmos Energy Corp.	8,029,283
	Ground Transportation — 0.7%
20,954	J.B. Hunt Transport Services, Inc.	3,601,364
20,061	Norfolk Southern Corp.	3,827,438
		7,428,802
	Health Care Equipment & Supplies — 0.9%
58,056	GE HealthCare Technologies, Inc.	3,864,788
50,412	Medtronic PLC	3,557,071
17,135	Zimmer Biomet Holdings, Inc.	1,789,065
		9,210,924
	Health Care Providers & Services — 4.2%
114,700	Centene Corp. (a)	7,912,006
27,616	Cigna Group (The)	8,538,867
56,580	CVS Health Corp.	3,904,586
9,071	Elevance Health, Inc.	4,082,766
8,120	Humana, Inc.	4,252,363
28,696	Laboratory Corp. of America Holdings	5,731,452
5,867	Molina Healthcare, Inc. (a)	1,953,418
47,345	Quest Diagnostics, Inc.	6,159,584
3,816	UnitedHealth Group, Inc.	2,043,697
		44,578,739
	Hotels, Restaurants & Leisure — 0.5%
124,476	Caesars Entertainment, Inc. (a)	4,965,348
	Household Durables — 2.2%
91,891	D.R. Horton, Inc.	9,593,420
37,550	Garmin Ltd.	3,850,002
87,996	Lennar Corp., Class A	9,387,413
		22,830,835
	Household Products — 0.2%
14,676	Clorox (The) Co.	1,727,365
	Insurance — 6.4%
75,173	Aflac, Inc.	5,871,763
130,369	American International Group, Inc.	7,992,923
18,976	Chubb Ltd.	4,072,629
77,234	Cincinnati Financial Corp.	7,697,913

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
15,523	Everest Group Ltd.	$6,141,209
111,414	Hartford Financial Services Group (The), Inc.	8,183,358
124,791	Loews Corp.	7,987,872
5,365	Markel Group, Inc. (a)	7,889,340
54,811	Principal Financial Group, Inc.	3,709,609
24,186	Travelers (The) Cos., Inc.	4,049,704
62,219	W.R. Berkley Corp.	4,194,805
		67,791,125
	Interactive Media & Services — 0.2%
49,092	Match Group, Inc. (a)	1,698,583
	IT Services — 0.8%
18,053	Akamai Technologies, Inc. (a)	1,865,416
85,169	Cognizant Technology Solutions Corp., Class A	5,490,845
7,522	EPAM Systems, Inc. (a)	1,636,562
		8,992,823
	Life Sciences Tools & Services — 0.7%
7,751	Danaher Corp.	1,488,347
71,369	Revvity, Inc.	5,912,922
		7,401,269
	Machinery — 2.9%
34,583	Cummins, Inc.	7,480,303
28,313	Dover Corp.	3,679,274
25,931	Fortive Corp.	1,692,776
22,619	Snap-on, Inc.	5,834,345
94,524	Stanley Black & Decker, Inc.	8,039,266
37,172	Westinghouse Air Brake Technologies Corp.	3,940,975
		30,666,939
	Media — 2.7%
8,979	Charter Communications, Inc., Class A (a)	3,616,741
130,118	Comcast Corp., Class A	5,372,572
316,527	Fox Corp., Class A	9,619,256
201,303	Interpublic Group of (The) Cos., Inc.	5,717,005
53,038	Omnicom Group, Inc.	3,973,077
		28,298,651
	Metals & Mining — 3.1%
51,570	Freeport-McMoRan, Inc.	1,742,035
52,047	Newmont Corp.	1,950,201
63,163	Nucor Corp.	9,334,860
37,662	Reliance Steel & Aluminum Co.	9,580,459
92,105	Steel Dynamics, Inc.	9,810,103
		32,417,658
Shares	Description	Value

	Multi-Utilities — 6.5%
105,580	Ameren Corp.	$7,993,462
214,875	CenterPoint Energy, Inc.	5,775,840
108,633	CMS Energy Corp.	5,903,117
115,462	Consolidated Edison, Inc.	10,136,409
176,864	Dominion Energy, Inc.	7,131,156
79,580	DTE Energy Co.	7,669,920
173,532	Public Service Enterprise Group, Inc.	10,698,248
116,130	Sempra	8,132,584
71,625	WEC Energy Group, Inc.	5,829,559
		69,270,295
	Office REITs — 0.5%
57,634	Alexandria Real Estate Equities, Inc.	5,367,454
	Oil, Gas & Consumable Fuels — 8.2%
63,761	Diamondback Energy, Inc.	10,222,164
243,361	EQT Corp.	10,313,639
83,992	Exxon Mobil Corp.	8,890,553
595,633	Kinder Morgan, Inc.	9,649,255
369,181	Marathon Oil Corp.	10,082,333
65,254	Marathon Petroleum Corp.	9,869,667
152,214	Occidental Petroleum Corp.	9,408,347
82,194	Phillips 66	9,375,870
69,690	Valero Energy Corp.	8,850,630
		86,662,458
	Passenger Airlines — 0.4%
213,128	Southwest Airlines Co.	4,737,835
	Pharmaceuticals — 1.5%
136,120	Bristol-Myers Squibb Co.	7,014,264
297,725	Pfizer, Inc.	9,098,476
		16,112,740
	Professional Services — 1.1%
14,088	Jacobs Solutions, Inc.	1,877,930
42,862	Leidos Holdings, Inc.	4,248,482
109,809	SS&C Technologies Holdings, Inc.	5,517,902
		11,644,314
	Real Estate Management & Development — 0.2%
26,038	CBRE Group, Inc., Class A (a)	1,805,475
	Residential REITs — 0.3%
67,284	Equity Residential	3,722,824
	Semiconductors & Semiconductor Equipment — 1.5%
54,097	Intel Corp.	1,974,540
51,947	QUALCOMM, Inc.	5,661,704

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
80,135	Skyworks Solutions, Inc.	$6,950,910
19,142	Teradyne, Inc.	1,593,954
		16,181,108
	Specialized REITs — 0.2%
62,723	Weyerhaeuser Co.	1,799,523
	Specialty Retail — 1.0%
83,048	Best Buy Co., Inc.	5,549,268
27,192	CarMax, Inc. (a)	1,661,159
6,364	Home Depot (The), Inc.	1,811,767
9,255	Lowe’s Cos., Inc.	1,763,725
		10,785,919
	Technology Hardware, Storage & Peripherals — 1.0%
454,833	Hewlett Packard Enterprise Co.	6,995,332
153,704	HP, Inc.	4,047,026
		11,042,358
	Wireless Telecommunication Services — 0.4%
28,208	T-Mobile US, Inc. (a)	4,058,003
	Total Common Stocks	1,058,916,211
	(Cost $1,107,858,844)
MONEY MARKET FUNDS — 0.1%
410,293	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (b)	410,293
	(Cost $410,293)

	Total Investments — 100.0%	1,059,326,504
	(Cost $1,108,269,137)
	Net Other Assets and Liabilities — 0.0%	406,515
	Net Assets — 100.0%	$1,059,733,019

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,058,916,211	$ 1,058,916,211	$ —	$ —
Money Market Funds	410,293	410,293	—	—
Total Investments	$1,059,326,504	$1,059,326,504	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.7%
25,183	Axon Enterprise, Inc. (a)	$5,149,672
26,143	Boeing (The) Co. (a)	4,884,035
10,317	HEICO Corp.	1,634,316
148,377	Howmet Aerospace, Inc.	6,543,426
8,140	TransDigm Group, Inc. (a)	6,740,652
		24,952,101
	Automobiles — 0.4%
20,026	Tesla, Inc. (a)	4,022,022
	Banks — 0.9%
6,214	First Citizens BancShares, Inc., Class A	8,579,918
	Beverages — 0.7%
13,653	Constellation Brands, Inc., Class A	3,196,850
31,548	Monster Beverage Corp. (a)	1,612,103
9,859	PepsiCo, Inc.	1,609,777
		6,418,730
	Biotechnology — 1.6%
11,206	AbbVie, Inc.	1,582,063
18,645	Amgen, Inc.	4,767,527
50,297	Exact Sciences Corp. (a)	3,097,792
22,292	Gilead Sciences, Inc.	1,750,814
9,868	Vertex Pharmaceuticals, Inc. (a)	3,573,301
		14,771,497
	Broadline Retail — 0.9%
294,787	Coupang, Inc. (a)	5,011,379
77,823	eBay, Inc.	3,052,996
		8,064,375
	Building Products — 3.0%
68,904	Builders FirstSource, Inc. (a)	7,477,462
22,910	Lennox International, Inc.	8,489,071
64,194	Masco Corp.	3,343,866
42,273	Trane Technologies PLC	8,044,975
		27,355,374
	Capital Markets — 5.1%
15,201	Ameriprise Financial, Inc.	4,781,778
48,716	Ares Management Corp., Class A	4,802,910
160,899	Bank of New York Mellon (The) Corp.	6,838,207
43,931	Cboe Global Markets, Inc.	7,199,852
8,344	CME Group, Inc.	1,781,110
11,462	FactSet Research Systems, Inc.	4,950,323
36,096	LPL Financial Holdings, Inc.	8,104,274
3,254	MSCI, Inc.	1,534,424
49,382	Northern Trust Corp.	3,254,768
9,389	S&P Global, Inc.	3,279,672
		46,527,318
Shares	Description	Value

	Chemicals — 1.8%
5,894	Air Products and Chemicals, Inc.	$1,664,701
9,823	Albemarle Corp.	1,245,360
20,254	Ecolab, Inc.	3,397,406
9,214	Linde PLC	3,521,222
26,904	Sherwin-Williams (The) Co.	6,408,802
		16,237,491
	Commercial Services & Supplies — 1.5%
7,134	Cintas Corp.	3,617,794
116,301	Copart, Inc. (a)	5,061,420
35,164	Republic Services, Inc.	5,221,502
		13,900,716
	Communications Equipment — 2.1%
46,636	Arista Networks, Inc. (a)	9,344,455
127,649	Cisco Systems, Inc.	6,654,343
12,604	Motorola Solutions, Inc.	3,509,710
		19,508,508
	Construction & Engineering — 0.8%
45,853	Quanta Services, Inc.	7,662,953
	Construction Materials — 1.1%
12,208	Martin Marietta Materials, Inc.	4,992,339
24,806	Vulcan Materials Co.	4,874,131
		9,866,470
	Electric Utilities — 0.4%
212,720	PG&E Corp. (a)	3,467,336
	Electrical Equipment — 2.1%
11,306	AMETEK, Inc.	1,591,546
40,220	Eaton Corp. PLC	8,362,140
21,896	Hubbell, Inc.	5,914,110
12,003	Rockwell Automation, Inc.	3,154,508
		19,022,304
	Electronic Equipment, Instruments & Components — 1.4%
40,854	Amphenol Corp., Class A	3,290,790
67,603	Jabil, Inc.	8,301,648
4,088	Teledyne Technologies, Inc. (a)	1,531,324
		13,123,762
	Energy Equipment & Services — 1.8%
211,803	Halliburton Co.	8,332,330
147,134	Schlumberger N.V.	8,189,478
		16,521,808
	Entertainment — 2.4%
82,641	Live Nation Entertainment, Inc. (a)	6,612,933
9,087	Netflix, Inc. (a)	3,741,027

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
61,101	Take-Two Interactive Software, Inc. (a)	$8,172,259
315,947	Warner Bros Discovery, Inc. (a)	3,140,513
		21,666,732
	Financial Services — 2.9%
95,566	Apollo Global Management, Inc.	7,400,631
30,376	Fiserv, Inc. (a)	3,455,270
33,592	FleetCor Technologies, Inc. (a)	7,563,911
12,659	Mastercard, Inc., Class A	4,764,215
14,916	Visa, Inc., Class A	3,506,751
		26,690,778
	Food Products — 0.4%
37,112	Lamb Weston Holdings, Inc.	3,332,658
	Ground Transportation — 2.1%
111,585	CSX Corp.	3,330,812
16,774	Old Dominion Freight Line, Inc.	6,318,095
186,518	Uber Technologies, Inc. (a)	8,072,499
8,202	Union Pacific Corp.	1,702,817
		19,424,223
	Health Care Equipment & Supplies — 0.9%
64,984	Boston Scientific Corp. (a)	3,326,531
11,737	Intuitive Surgical, Inc. (a)	3,077,676
6,113	Stryker Corp.	1,651,855
		8,056,062
	Health Care Providers & Services — 0.3%
13,948	HCA Healthcare, Inc.	3,154,201
	Health Care REITs — 0.6%
61,172	Welltower, Inc.	5,114,591
	Health Care Technology — 0.4%
16,863	Veeva Systems, Inc., Class A (a)	3,249,669
	Hotel & Resort REITs — 0.5%
311,844	Host Hotels & Resorts, Inc.	4,827,345
	Hotels, Restaurants & Leisure — 9.6%
50,013	Airbnb, Inc., Class A (a)	5,916,038
2,782	Booking Holdings, Inc. (a)	7,760,556
625,215	Carnival Corp. (a)	7,164,964
1,871	Chipotle Mexican Grill, Inc. (a)	3,633,856
11,665	Darden Restaurants, Inc.	1,697,607
18,117	Domino’s Pizza, Inc.	6,141,482
107,940	DoorDash, Inc., Class A (a)	8,090,103
291,372	DraftKings, Inc., Class A (a)	8,047,695
66,579	Expedia Group, Inc. (a)	6,344,313
57,118	Hilton Worldwide Holdings, Inc.	8,655,091
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
36,441	Las Vegas Sands Corp.	$1,729,490
43,638	Marriott International, Inc., Class A	8,228,381
136,326	MGM Resorts International	4,760,504
93,095	Royal Caribbean Cruises Ltd. (a)	7,887,939
18,302	Starbucks Corp.	1,688,176
		87,746,195
	Household Durables — 1.6%
1,151	NVR, Inc. (a)	6,229,926
115,840	PulteGroup, Inc.	8,524,665
		14,754,591
	Household Products — 0.2%
11,453	Procter & Gamble (The) Co.	1,718,294
	Industrial Conglomerates — 0.9%
77,594	General Electric Co.	8,429,036
	Insurance — 3.0%
5,153	Aon PLC, Class A	1,594,338
107,616	Arch Capital Group Ltd. (a)	9,328,155
21,985	Arthur J. Gallagher & Co.	5,177,248
98,258	Brown & Brown, Inc.	6,821,070
26,332	Marsh & McLennan Cos., Inc.	4,993,864
		27,914,675
	Interactive Media & Services — 1.9%
52,442	Alphabet, Inc., Class A (a)	6,507,003
28,573	Meta Platforms, Inc., Class A (a)	8,608,188
61,798	Pinterest, Inc., Class A (a)	1,846,524
		16,961,715
	IT Services — 1.6%
11,171	Accenture PLC, Class A	3,318,793
26,497	Cloudflare, Inc., Class A (a)	1,502,115
14,584	Gartner, Inc. (a)	4,842,471
14,488	MongoDB, Inc. (a)	4,992,420
		14,655,799
	Life Sciences Tools & Services — 0.3%
9,146	West Pharmaceutical Services, Inc.	2,911,080
	Machinery — 4.2%
31,421	Caterpillar, Inc.	7,102,717
13,281	Deere & Co.	4,852,346
8,030	IDEX Corp.	1,537,022
7,252	Illinois Tool Works, Inc.	1,625,318
107,694	Ingersoll Rand, Inc.	6,534,872
20,798	Otis Worldwide Corp.	1,605,814
100,894	PACCAR, Inc.	8,326,782
17,619	Parker-Hannifin Corp.	6,499,825
		38,084,696

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 1.2%
54,875	Liberty Broadband Corp., Class C (a)	$4,571,636
87,810	Trade Desk (The), Inc., Class A (a)	6,230,998
		10,802,634
	Oil, Gas & Consumable Fuels — 6.9%
41,349	Cheniere Energy, Inc.	6,881,301
40,695	Chevron Corp.	5,930,482
71,604	ConocoPhillips	8,506,555
253,691	Coterra Energy, Inc.	6,976,503
39,533	EOG Resources, Inc.	4,991,041
56,063	Hess Corp.	8,095,497
54,092	ONEOK, Inc.	3,526,798
21,830	Pioneer Natural Resources Co.	5,217,370
100,070	Targa Resources Corp.	8,366,853
148,749	Williams (The) Cos., Inc.	5,116,966
		63,609,366
	Passenger Airlines — 1.1%
185,471	Delta Air Lines, Inc.	5,795,969
118,473	United Airlines Holdings, Inc. (a)	4,147,739
		9,943,708
	Pharmaceuticals — 0.9%
12,775	Eli Lilly & Co.	7,076,456
9,600	Zoetis, Inc.	1,507,200
		8,583,656
	Professional Services — 1.8%
6,944	Automatic Data Processing, Inc.	1,515,320
47,909	Broadridge Financial Solutions, Inc.	8,175,192
14,482	Paychex, Inc.	1,608,226
9,192	Paylocity Holding Corp. (a)	1,649,045
14,523	Verisk Analytics, Inc.	3,301,949
		16,249,732
	Residential REITs — 0.4%
49,581	American Homes 4 Rent, Class A	1,623,282
52,711	Invitation Homes, Inc.	1,564,990
		3,188,272
	Semiconductors & Semiconductor Equipment — 4.9%
16,249	Advanced Micro Devices, Inc. (a)	1,600,526
9,542	Analog Devices, Inc.	1,501,243
49,564	Applied Materials, Inc.	6,559,795
8,262	Broadcom, Inc.	6,951,399
7,481	KLA Corp.	3,513,826
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
7,994	Lam Research Corp.	$4,702,231
30,859	Marvell Technology, Inc.	1,457,162
43,962	Microchip Technology, Inc.	3,134,051
15,777	NVIDIA Corp.	6,433,860
25,067	NXP Semiconductors N.V.	4,322,303
73,828	ON Semiconductor Corp. (a)	4,624,586
		44,800,982
	Software — 11.1%
16,824	Adobe, Inc. (a)	8,951,378
8,073	Autodesk, Inc. (a)	1,595,467
68,406	Bentley Systems, Inc., Class B	3,327,268
31,606	BILL Holdings, Inc. (a)	2,885,312
21,387	Cadence Design Systems, Inc. (a)	5,129,672
29,939	Crowdstrike Holdings, Inc., Class A (a)	5,292,317
37,669	Datadog, Inc., Class A (a)	3,068,893
73,424	Dynatrace, Inc. (a)	3,282,787
7,901	Fair Isaac Corp. (a)	6,683,219
10,174	HubSpot, Inc. (a)	4,311,436
13,432	Intuit, Inc.	6,648,168
5,290	Microsoft Corp.	1,788,602
47,313	Oracle Corp.	4,892,164
428,899	Palantir Technologies, Inc., Class A (a)	6,347,705
21,374	Palo Alto Networks, Inc. (a)	5,194,310
35,369	PTC, Inc. (a)	4,966,515
7,085	Roper Technologies, Inc.	3,461,519
12,278	ServiceNow, Inc. (a)	7,143,954
14,951	Synopsys, Inc. (a)	7,018,597
23,327	Workday, Inc., Class A (a)	4,938,559
32,209	Zscaler, Inc. (a)	5,111,246
		102,039,088
	Specialized REITs — 0.9%
2,299	Equinix, Inc.	1,677,443
115,431	Iron Mountain, Inc.	6,818,509
		8,495,952
	Specialty Retail — 3.5%
2,700	AutoZone, Inc. (a)	6,688,251
7,552	O’Reilly Automotive, Inc. (a)	7,026,683
60,758	Ross Stores, Inc.	7,046,105
96,511	TJX (The) Cos., Inc.	8,499,724
8,226	Tractor Supply Co.	1,583,998
4,183	Ulta Beauty, Inc. (a)	1,595,020
		32,439,781

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 1.3%
66,044	NetApp, Inc.	$4,806,682
31,280	Super Micro Computer, Inc. (a)	7,490,622
		12,297,304
	Textiles, Apparel & Luxury Goods — 1.1%
16,684	Deckers Outdoor Corp. (a)	9,961,349
	Tobacco — 0.2%
18,042	Philip Morris International, Inc.	1,608,625
	Trading Companies & Distributors — 2.5%
62,796	Fastenal Co.	3,663,519
19,295	United Rentals, Inc.	7,838,980
7,242	W.W. Grainger, Inc.	5,285,429
18,169	Watsco, Inc.	6,338,982
		23,126,910
	Total Common Stocks	915,842,382
	(Cost $860,736,561)
MONEY MARKET FUNDS — 0.1%
1,249,057	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (b)	1,249,057
	(Cost $1,249,057)

	Total Investments — 100.0%	917,091,439
	(Cost $861,985,618)
	Net Other Assets and Liabilities — (0.0)%	(222,584)
	Net Assets — 100.0%	$916,868,855

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 915,842,382	$ 915,842,382	$ —	$ —
Money Market Funds	1,249,057	1,249,057	—	—
Total Investments	$917,091,439	$917,091,439	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.6%
1,276	General Dynamics Corp.	$307,911
680	Huntington Ingalls Industries, Inc.	149,478
788	L3Harris Technologies, Inc.	141,375
690	Lockheed Martin Corp.	313,702
935	Northrop Grumman Corp.	440,787
7,836	RTX Corp.	637,772
5,271	Textron, Inc.	400,596
		2,391,621
	Air Freight & Logistics — 0.9%
9,614	Air Transport Services Group, Inc. (a)	188,146
2,460	Expeditors International of Washington, Inc.	268,755
1,554	FedEx Corp.	373,115
2,554	Hub Group, Inc., Class A (a)	175,588
2,642	United Parcel Service, Inc., Class B	373,182
		1,378,786
	Automobile Components — 0.8%
1,895	Adient PLC (a)	63,842
16,269	American Axle & Manufacturing Holdings, Inc. (a)	109,816
1,392	Aptiv PLC (a)	121,382
6,892	BorgWarner, Inc.	254,315
519	Dorman Products, Inc. (a)	32,271
2,138	Gentex Corp.	61,318
16,787	Goodyear Tire & Rubber (The) Co. (a)	199,765
336	LCI Industries	36,453
1,554	Lear Corp.	201,647
2,138	Patrick Industries, Inc.	160,671
		1,241,480
	Automobiles — 1.2%
56,760	Ford Motor Co.	553,410
21,382	General Motors Co.	602,973
8,416	Harley-Davidson, Inc.	225,970
2,925	Thor Industries, Inc.	257,195
3,375	Winnebago Industries, Inc.	195,581
		1,835,129
	Banks — 12.8%
2,807	1st Source Corp.	128,055
3,077	Ameris Bancorp	114,772
9,382	Associated Banc-Corp.	152,082
4,104	Atlantic Union Bankshares Corp.	118,236
3,120	Axos Financial, Inc. (a)	112,414
20,597	Bank of America Corp.	542,525
792	Bank of Hawaii Corp.	39,117
Shares	Description	Value

	Banks (Continued)
7,505	Bank OZK	$268,754
7,071	BankUnited, Inc.	154,219
2,787	Banner Corp.	117,639
2,609	BOK Financial Corp.	170,942
9,833	Cadence Bank	208,263
4,617	Cathay General Bancorp	156,562
17,140	Citigroup, Inc.	676,859
26,304	Citizens Financial Group, Inc.	616,303
6,853	Columbia Banking System, Inc.	134,799
6,696	Comerica, Inc.	263,822
932	Community Bank System, Inc.	37,233
763	Cullen/Frost Bankers, Inc.	69,425
4,659	Customers Bancorp, Inc. (a)	187,338
4,843	CVB Financial Corp.	75,648
5,279	East West Bancorp, Inc.	283,060
4,280	Enterprise Financial Services Corp.	148,816
25,785	F.N.B. Corp.	275,642
2,830	FB Financial Corp.	83,117
22,265	Fifth Third Bancorp	527,903
4,198	First Bancorp	121,826
5,963	First BanCorp	79,606
6,145	First Busey Corp.	122,040
9,673	First Commonwealth Financial Corp.	117,817
8,190	First Financial Bancorp	151,515
6,544	First Hawaiian, Inc.	117,334
25,247	First Horizon Corp.	271,405
4,736	First Interstate BancSystem, Inc., Class A	109,260
5,770	First Merchants Corp.	157,579
13,254	Fulton Financial Corp.	172,169
4,882	Glacier Bancorp, Inc.	147,388
7,522	Hancock Whitney Corp.	258,982
6,818	Heartland Financial USA, Inc.	186,813
1,388	Hilltop Holdings, Inc.	38,337
6,643	Home BancShares, Inc.	135,849
18,137	Hope Bancorp, Inc.	158,880
67,785	Huntington Bancshares, Inc.	654,125
3,269	Independent Bank Corp.	159,527
2,029	Independent Bank Group, Inc.	71,725
2,725	International Bancshares Corp.	119,437
2,840	JPMorgan Chase & Co.	394,930
19,393	KeyCorp	198,196
830	Lakeland Financial Corp.	40,878
5,575	M&T Bank Corp.	628,581
2,697	National Bank Holdings Corp., Class A	84,092
2,533	NBT Bancorp, Inc.	84,780
30,668	New York Community Bancorp, Inc.	290,733
564	Nicolet Bankshares, Inc.	41,070

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
11,545	Northwest Bancshares, Inc.	$120,299
13,866	OceanFirst Financial Corp.	175,544
3,955	OFG Bancorp	117,147
19,135	Old National Bancorp	262,149
7,376	Pacific Premier Bancorp, Inc.	140,144
849	Park National Corp.	86,080
2,563	Pathward Financial, Inc.	116,078
3,113	Pinnacle Financial Partners, Inc.	194,127
4,594	PNC Financial Services Group (The), Inc.	525,875
4,416	Popular, Inc.	287,217
3,823	Prosperity Bancshares, Inc.	208,506
10,498	Provident Financial Services, Inc.	147,497
32,788	Regions Financial Corp.	476,410
4,510	Renasant Corp.	109,999
5,927	S&T Bancorp, Inc.	152,680
1,793	Seacoast Banking Corp. of Florida	36,237
754	ServisFirst Bancshares, Inc.	35,559
9,465	Simmons First National Corp., Class A	134,498
2,065	SouthState Corp.	136,496
5,540	Stellar Bancorp, Inc.	120,440
2,043	Stock Yards Bancorp, Inc.	79,902
10,008	Synovus Financial Corp.	260,909
2,005	Texas Capital Bancshares, Inc. (a)	110,395
5,152	TowneBank	123,339
3,688	TriCo Bancshares	119,307
24,640	Truist Financial Corp.	698,790
3,694	Trustmark Corp.	74,286
17,059	U.S. Bancorp	543,841
1,293	UMB Financial Corp.	81,097
7,563	United Bankshares, Inc.	215,092
3,159	United Community Banks, Inc.	69,782
32,503	Valley National Bancorp	252,873
11,178	Veritex Holdings, Inc.	192,485
7,832	WaFd, Inc.	193,294
5,177	Webster Financial Corp.	196,571
13,802	Wells Fargo & Co.	548,906
6,573	WesBanco, Inc.	160,315
1,856	Westamerica BanCorp	87,677
6,053	Western Alliance Bancorp	248,778
2,764	Wintrust Financial Corp.	206,443
4,397	WSFS Financial Corp.	155,654
5,981	Zions Bancorp N.A.	184,514
		19,165,651
Shares	Description	Value

	Beverages — 0.3%
11,512	Duckhorn Portfolio (The), Inc. (a)	$120,070
4,348	Keurig Dr Pepper, Inc.	131,875
2,159	Molson Coors Beverage Co., Class B	124,725
		376,670
	Biotechnology — 0.3%
2,376	Incyte Corp. (a)	128,138
1,329	Moderna, Inc. (a)	100,951
342	Regeneron Pharmaceuticals, Inc. (a)	266,722
		495,811
	Broadline Retail — 0.6%
841	Dillard’s, Inc., Class A	261,088
7,658	Kohl’s Corp.	172,688
29,955	Macy’s, Inc.	364,852
4,656	Nordstrom, Inc.	65,091
		863,719
	Building Products — 1.0%
2,654	American Woodmark Corp. (a)	178,429
1,115	Armstrong World Industries, Inc.	84,617
1,088	Carlisle Cos., Inc.	276,450
2,487	Carrier Global Corp.	118,530
1,119	Fortune Brands Innovations, Inc.	62,440
8,841	JELD-WEN Holding, Inc. (a)	100,169
5,299	Johnson Controls International PLC	259,757
13,211	Masterbrand, Inc. (a)	146,774
10,159	Resideo Technologies, Inc. (a)	147,102
2,038	UFP Industries, Inc.	193,957
		1,568,225
	Capital Markets — 2.7%
2,668	Affiliated Managers Group, Inc.	327,524
1,053	Artisan Partners Asset Management, Inc., Class A	34,749
212	BlackRock, Inc.	129,803
4,552	Carlyle Group (The), Inc.	125,362
1,426	Donnelley Financial Solutions, Inc. (a)	77,617
505	Evercore, Inc., Class A	65,741
2,369	Federated Hermes, Inc.	75,097
22,944	Franklin Resources, Inc.	522,894
1,273	Goldman Sachs Group (The), Inc.	386,496
5,470	Golub Capital BDC, Inc.	78,768
23,952	Invesco Ltd.	310,657
1,899	Jefferies Financial Group, Inc.	61,110
3,452	Morgan Stanley	244,471
496	PJT Partners, Inc., Class A	38,867
2,808	Raymond James Financial, Inc.	267,995
1,154	SEI Investments Co.	61,924

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
8,423	State Street Corp.	$544,378
2,265	Stifel Financial Corp.	129,105
828	StoneX Group, Inc. (a)	78,925
3,928	T. Rowe Price Group, Inc.	355,484
3,542	Victory Capital Holdings, Inc., Class A	104,347
397	Virtus Investment Partners, Inc.	73,139
		4,094,453
	Chemicals — 4.1%
6,456	AdvanSix, Inc.	177,863
2,008	Cabot Corp.	133,492
4,493	Celanese Corp.	514,493
8,222	CF Industries Holdings, Inc.	655,951
5,512	Corteva, Inc.	265,348
7,988	Dow, Inc.	386,140
9,451	DuPont de Nemours, Inc.	688,789
2,720	Eastman Chemical Co.	203,266
8,156	Ecovyst, Inc. (a)	75,035
1,039	FMC Corp.	55,275
1,013	H.B. Fuller Co.	67,010
8,552	Huntsman Corp.	199,518
2,481	Ingevity Corp. (a)	99,935
385	Innospec, Inc.	37,730
5,956	LyondellBasell Industries N.V., Class A	537,469
2,157	Minerals Technologies, Inc.	116,607
19,802	Mosaic (The) Co.	643,169
5,566	Olin Corp.	237,780
5,551	Orion S.A.	112,685
1,058	PPG Industries, Inc.	129,891
1,373	Sensient Technologies Corp.	77,465
1,070	Stepan Co.	80,036
5,654	Westlake Corp.	652,245
		6,147,192
	Commercial Services & Supplies — 0.2%
2,952	ABM Industries, Inc.	116,132
1,462	Brady Corp., Class A	75,234
1,137	HNI Corp.	39,442
1,610	MillerKnoll, Inc.	37,835
492	UniFirst Corp.	80,900
		349,543
	Communications Equipment — 0.0%
2,864	NetScout Systems, Inc. (a)	62,521
	Construction & Engineering — 0.3%
1,036	Granite Construction, Inc.	41,937
14,209	MDU Resources Group, Inc.	264,429
Shares	Description	Value

	Construction & Engineering (Continued)
3,609	Primoris Services Corp.	$108,487
290	Valmont Industries, Inc.	57,104
		471,957
	Construction Materials — 0.1%
806	Knife River Corp. (a)	40,558
4,468	Summit Materials, Inc., Class A (b)	146,997
		187,555
	Consumer Finance — 2.1%
10,428	Ally Financial, Inc.	252,253
921	American Express Co.	134,494
5,867	Bread Financial Holdings, Inc.	158,585
7,264	Capital One Financial Corp.	735,771
6,510	Discover Financial Services	534,341
825	Encore Capital Group, Inc. (a)	31,086
3,155	Enova International, Inc. (a)	125,821
9,322	Navient Corp.	148,313
441	Nelnet, Inc., Class A	37,401
5,205	OneMain Holdings, Inc.	187,016
2,416	PROG Holdings, Inc. (a)	66,174
5,107	SLM Corp.	66,391
23,061	Synchrony Financial	646,861
		3,124,507
	Consumer Staples Distribution & Retail — 2.1%
1,558	Andersons (The), Inc.	78,102
974	BJ’s Wholesale Club Holdings, Inc. (a)	66,349
256	Casey’s General Stores, Inc.	69,609
3,893	Dollar General Corp.	463,423
3,869	Dollar Tree, Inc. (a)	429,807
2,664	Ingles Markets, Inc., Class A	213,706
9,203	Kroger (The) Co.	417,540
3,250	Sprouts Farmers Market, Inc. (a)	136,565
6,235	Sysco Corp.	414,565
3,724	Target Corp.	412,582
14,190	United Natural Foods, Inc. (a)	206,890
1,752	US Foods Holding Corp. (a)	68,223
2,547	Weis Markets, Inc.	165,810
		3,143,171
	Containers & Packaging — 1.4%
2,758	Ball Corp.	132,798
3,370	Berry Global Group, Inc.	185,350
4,164	Greif, Inc., Class A	264,414
9,805	International Paper Co.	330,723
20,788	O-I Glass, Inc. (a)	321,175
2,682	Packaging Corp. of America	410,480
14,528	Pactiv Evergreen, Inc.	125,231

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging (Continued)
2,117	Sealed Air Corp.	$65,182
3,227	Silgan Holdings, Inc.	129,274
3,840	Sonoco Products Co.	198,950
		2,163,577
	Distributors — 0.5%
951	Genuine Parts Co.	122,546
11,391	LKQ Corp.	500,293
385	Pool Corp.	121,571
		744,410
	Diversified Consumer Services — 0.8%
23,186	ADT, Inc.	131,233
3,746	Adtalem Global Education, Inc. (a)	194,043
22,493	Chegg, Inc. (a)	169,372
344	Graham Holdings Co., Class B	199,080
6,461	H&R Block, Inc.	265,224
523	Strategic Education, Inc.	43,048
2,623	Stride, Inc. (a)	144,212
		1,146,212
	Diversified REITs — 0.7%
8,253	American Assets Trust, Inc.	146,491
11,225	Broadstone Net Lease, Inc.	158,834
13,035	WP Carey, Inc.	699,327
		1,004,652
	Diversified Telecommunication Services — 1.1%
18,774	AT&T, Inc.	289,119
22,222	Frontier Communications Parent, Inc. (a)	398,218
24,589	Liberty Latin America Ltd., Class C (a)	168,435
21,752	Verizon Communications, Inc.	764,148
		1,619,920
	Electric Utilities — 4.6%
3,040	ALLETE, Inc.	162,762
8,500	Alliant Energy Corp.	414,715
7,497	American Electric Power Co., Inc.	566,323
1,259	Constellation Energy Corp.	142,166
3,195	Duke Energy Corp.	284,004
6,507	Edison International	410,331
6,097	Entergy Corp.	582,812
13,904	Evergy, Inc.	683,243
9,698	Eversource Energy	521,655
14,923	Exelon Corp.	581,102
4,017	FirstEnergy Corp.	143,005
Shares	Description	Value

	Electric Utilities (Continued)
28,252	Hawaiian Electric Industries, Inc. (c)	$366,711
1,486	IDACORP, Inc.	140,739
6,261	OGE Energy Corp.	214,126
1,888	Pinnacle West Capital Corp.	140,052
5,154	Portland General Electric Co.	206,263
23,937	PPL Corp.	588,132
4,357	Southern (The) Co.	293,226
7,198	Xcel Energy, Inc.	426,626
		6,867,993
	Electrical Equipment — 0.5%
817	Acuity Brands, Inc.	132,329
1,100	Encore Wire Corp.	196,713
30,839	GrafTech International Ltd.	106,394
487	Regal Rexnord Corp.	57,666
6,381	SunPower Corp. (a) (c)	27,247
22,152	Sunrun, Inc. (a)	213,767
		734,116
	Electronic Equipment, Instruments & Components — 1.8%
2,777	Arrow Electronics, Inc. (a)	314,939
7,217	Avnet, Inc.	334,364
2,131	Coherent Corp. (a)	63,078
4,506	Corning, Inc.	120,580
708	Crane NXT Co.	36,816
1,264	ePlus, Inc. (a)	79,000
7,025	Methode Electronics, Inc.	160,662
1,504	PC Connection, Inc.	80,584
424	Plexus Corp. (a)	41,688
299	Rogers Corp. (a)	36,744
5,126	Sanmina Corp. (a)	260,760
2,090	TD SYNNEX Corp.	191,611
2,282	TE Connectivity Ltd.	268,934
12,462	TTM Technologies, Inc. (a)	143,188
14,068	Vishay Intertechnology, Inc.	312,872
1,193	Zebra Technologies Corp., Class A (a)	249,850
		2,695,670
	Energy Equipment & Services — 0.9%
3,887	Baker Hughes Co.	133,790
8,249	Helmerich & Payne, Inc.	326,413
10,834	Liberty Energy, Inc.	213,430
6,656	NOV, Inc.	132,854
8,534	Patterson-UTI Energy, Inc.	108,382
18,876	ProPetro Holding Corp. (a)	197,820
22,443	RPC, Inc.	186,726
		1,299,415
	Entertainment — 0.1%
5,399	Sphere Entertainment Co. (a)	177,681

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services — 2.5%
2,012	Berkshire Hathaway, Inc., Class B (a)	$686,756
2,112	Cannae Holdings, Inc. (a)	34,531
10,565	Corebridge Financial, Inc.	211,300
7,355	Essent Group Ltd.	347,450
3,569	Global Payments, Inc.	379,099
4,200	Jackson Financial, Inc., Class A	154,182
5,790	Merchants Bancorp	173,063
20,838	MGIC Investment Corp.	350,912
3,896	Mr. Cooper Group, Inc. (a)	220,241
7,406	NMI Holdings, Inc., Class A (a)	202,554
4,824	PayPal Holdings, Inc. (a)	249,883
2,089	PennyMac Financial Services, Inc.	140,381
13,850	Radian Group, Inc.	350,959
1,591	Walker & Dunlop, Inc.	103,097
15,832	Western Union (The) Co.	178,744
		3,783,152
	Food Products — 3.3%
9,347	Archer-Daniels-Midland Co.	668,965
6,512	Bunge Ltd.	690,142
4,144	Cal-Maine Foods, Inc.	187,765
10,025	Campbell Soup Co.	405,110
15,020	Conagra Brands, Inc.	410,947
5,330	Darling Ingredients, Inc. (a)	236,066
3,136	Flowers Foods, Inc.	68,772
7,764	Fresh Del Monte Produce, Inc.	194,100
4,407	General Mills, Inc.	287,513
7,414	Hormel Foods Corp.	241,326
16,764	Kraft Heinz (The) Co.	527,395
1,978	Mondelez International, Inc., Class A	130,963
2,434	Post Holdings, Inc. (a)	195,402
93	Seaboard Corp.	326,146
8,157	Tyson Foods, Inc., Class A	378,077
		4,948,689
	Gas Utilities — 1.0%
5,324	Atmos Energy Corp.	573,182
5,360	National Fuel Gas Co.	273,092
3,424	New Jersey Resources Corp.	138,946
4,207	Northwest Natural Holding Co.	154,439
3,056	ONE Gas, Inc.	184,582
2,837	Spire, Inc.	157,822
		1,482,063
	Ground Transportation — 1.4%
1,162	ArcBest Corp.	126,519
10,927	Heartland Express, Inc.	127,409
28,390	Hertz Global Holdings, Inc. (a)	239,328
Shares	Description	Value

	Ground Transportation (Continued)
1,496	J.B. Hunt Transport Services, Inc.	$257,117
5,548	Knight-Swift Transportation Holdings, Inc.	271,242
5,993	Marten Transport Ltd.	105,357
1,432	Norfolk Southern Corp.	273,211
2,601	Ryder System, Inc.	253,701
5,797	Schneider National, Inc., Class B	146,838
3,983	U-Haul Holding Co.	188,037
4,121	Werner Enterprises, Inc.	149,675
		2,138,434
	Health Care Equipment & Supplies — 0.8%
1,947	Avanos Medical, Inc. (a)	35,747
4,990	Envista Holdings Corp. (a)	116,117
4,145	GE HealthCare Technologies, Inc.	275,933
1,401	Globus Medical, Inc., Class A (a)	64,040
502	Integer Holdings Corp. (a)	40,747
1,822	Integra LifeSciences Holdings Corp. (a)	65,519
3,599	Medtronic PLC	253,945
1,905	QuidelOrtho Corp. (a)	116,357
354	Teleflex, Inc.	65,402
1,224	Zimmer Biomet Holdings, Inc.	127,798
		1,161,605
	Health Care Providers & Services — 2.9%
989	Acadia Healthcare Co., Inc. (a)	72,702
22,049	AdaptHealth Corp. (a)	161,619
462	Addus HomeCare Corp. (a)	36,452
1,277	Apollo Medical Holdings, Inc. (a)	39,855
8,188	Centene Corp. (a)	564,808
1,971	Cigna Group (The)	609,433
4,038	CVS Health Corp.	278,663
648	Elevance Health, Inc.	291,658
1,036	Encompass Health Corp.	64,812
1,472	Fulgent Genetics, Inc. (a)	35,240
937	Henry Schein, Inc. (a)	60,886
579	Humana, Inc.	303,217
2,048	Laboratory Corp. of America Holdings	409,047
419	Molina Healthcare, Inc. (a)	139,506
2,437	Owens & Minor, Inc. (a)	34,922
2,708	Patterson Cos., Inc.	82,486
12,629	Pediatrix Medical Group, Inc. (a)	144,728
3,733	Premier, Inc., Class A	71,748
3,380	Quest Diagnostics, Inc.	439,738

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
2,753	Select Medical Holdings Corp.	$62,576
1,056	Tenet Healthcare Corp. (a)	56,707
272	UnitedHealth Group, Inc.	145,672
2,213	Universal Health Services, Inc., Class B	278,595
		4,385,070
	Health Care REITs — 0.5%
9,111	Healthcare Realty Trust, Inc.	130,743
7,577	Healthpeak Properties, Inc.	117,822
1,226	LTC Properties, Inc.	38,754
51,051	Medical Properties Trust, Inc.	244,024
1,562	National Health Investors, Inc.	78,163
11,412	Physicians Realty Trust	123,934
		733,440
	Health Care Technology — 0.1%
15,270	Veradigm, Inc. (a)	201,411
	Hotel & Resort REITs — 0.4%
13,603	Apple Hospitality REIT, Inc.	213,295
8,691	Pebblebrook Hotel Trust	103,684
20,495	RLJ Lodging Trust	192,653
13,626	Xenia Hotels & Resorts, Inc.	158,470
		668,102
	Hotels, Restaurants & Leisure — 0.7%
8,886	Caesars Entertainment, Inc. (a)	354,463
1,194	Cracker Barrel Old Country Store, Inc.	79,234
2,348	Golden Entertainment, Inc.	73,633
2,074	Marriott Vacations Worldwide Corp.	186,370
15,154	Penn Entertainment, Inc. (a)	298,988
		992,688
	Household Durables — 3.0%
3,004	Century Communities, Inc.	184,746
6,559	D.R. Horton, Inc.	684,760
2,680	Garmin Ltd.	274,780
338	Helen of Troy Ltd. (a)	33,232
7,515	KB Home	332,163
6,498	La-Z-Boy, Inc.	190,002
5,474	Leggett & Platt, Inc.	128,256
6,281	Lennar Corp., Class A	670,057
1,188	LGI Homes, Inc. (a)	112,278
8,436	M.D.C. Holdings, Inc.	320,146
2,387	M/I Homes, Inc. (a)	195,901
2,842	Meritage Homes Corp.	324,045
811	Mohawk Industries, Inc. (a)	65,188
3,275	Skyline Champion Corp. (a)	192,013
Shares	Description	Value

	Household Durables (Continued)
8,162	Taylor Morrison Home Corp. (a)	$312,768
4,703	Toll Brothers, Inc.	332,549
7,336	Tri Pointe Homes, Inc. (a)	183,840
		4,536,724
	Household Products — 0.3%
2,002	Central Garden & Pet Co., Class A (a)	79,459
1,048	Clorox (The) Co.	123,350
2,561	Spectrum Brands Holdings, Inc.	192,895
		395,704
	Independent Power and Renewable Electricity Producers — 0.2%
3,793	Clearway Energy, Inc., Class C	82,346
6,289	Vistra Corp.	205,776
		288,122
	Industrial REITs — 0.2%
2,122	Innovative Industrial Properties, Inc.	152,423
9,018	LXP Industrial Trust	71,333
		223,756
	Insurance — 4.4%
5,366	Aflac, Inc.	419,138
623	American Financial Group, Inc.	68,131
9,306	American International Group, Inc.	570,551
3,447	Assured Guaranty Ltd.	215,093
2,468	Axis Capital Holdings Ltd.	140,923
1,355	Chubb Ltd.	290,810
5,513	Cincinnati Financial Corp.	549,481
3,382	CNO Financial Group, Inc.	78,395
575	Enstar Group Ltd. (a)	136,258
1,108	Everest Group Ltd.	438,347
1,232	First American Financial Corp.	63,374
27,391	Genworth Financial, Inc., Class A (a)	164,072
7,953	Hartford Financial Services Group (The), Inc.	584,148
8,908	Loews Corp.	570,201
383	Markel Group, Inc. (a)	563,209
183	National Western Life Group, Inc., Class A	87,639
7,746	Old Republic International Corp.	212,085
3,913	Principal Financial Group, Inc.	264,832
479	Reinsurance Group of America, Inc.	71,596
2,697	Stewart Information Services Corp.	117,778
1,727	Travelers (The) Cos., Inc.	289,169
5,656	Unum Group	276,578

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
4,441	W.R. Berkley Corp.	$299,412
93	White Mountains Insurance Group Ltd.	133,060
		6,604,280
	Interactive Media & Services — 0.4%
6,902	IAC, Inc. (a)	293,680
3,504	Match Group, Inc. (a)	121,238
3,104	Shutterstock, Inc.	126,271
1,260	Ziff Davis, Inc. (a)	76,180
		617,369
	IT Services — 0.5%
1,288	Akamai Technologies, Inc. (a)	133,089
6,080	Cognizant Technology Solutions Corp., Class A	391,978
6,679	DXC Technology Co. (a)	134,715
537	EPAM Systems, Inc. (a)	116,835
		776,617
	Leisure Products — 0.5%
1,311	Acushnet Holdings Corp.	66,809
2,641	Brunswick Corp.	183,470
3,274	Malibu Boats, Inc., Class A (a)	142,812
2,003	Polaris, Inc.	173,099
20,103	Topgolf Callaway Brands Corp. (a)	245,659
		811,849
	Life Sciences Tools & Services — 0.4%
355	Charles River Laboratories International, Inc. (a)	59,768
554	Danaher Corp.	106,379
5,095	Revvity, Inc.	422,121
		588,268
	Machinery — 2.4%
2,352	AGCO Corp.	269,680
835	Astec Industries, Inc.	33,433
2,363	Barnes Group, Inc.	49,127
2,468	Cummins, Inc.	533,828
2,021	Dover Corp.	262,629
1,851	Fortive Corp.	120,833
709	Helios Technologies, Inc.	36,670
3,288	Hillenbrand, Inc.	125,043
4,748	Kennametal, Inc.	109,726
335	Lindsay Corp.	41,848
1,087	Middleby (The) Corp. (a)	122,690
7,404	Mueller Industries, Inc.	279,205
1,458	Oshkosh Corp.	127,910
1,615	Snap-on, Inc.	416,573
6,748	Stanley Black & Decker, Inc.	573,918
Shares	Description	Value

	Machinery (Continued)
2,839	Timken (The) Co.	$196,232
2,653	Westinghouse Air Brake Technologies Corp.	281,271
		3,580,616
	Marine Transportation — 0.1%
2,262	Matson, Inc.	196,907
	Media — 2.0%
113	Cable One, Inc.	62,136
641	Charter Communications, Inc., Class A (a)	258,195
9,289	Comcast Corp., Class A	383,543
34,239	DISH Network Corp., Class A (a)	167,771
22,595	Fox Corp., Class A	686,662
14,370	Interpublic Group of (The) Cos., Inc.	408,108
1,941	Nexstar Media Group, Inc.	271,895
3,786	Omnicom Group, Inc.	283,609
5,392	Paramount Global, Class B	58,665
3,097	Scholastic Corp.	114,279
23,870	TEGNA, Inc.	346,354
		3,041,217
	Metals & Mining — 2.8%
773	Alpha Metallurgical Resources, Inc.	170,029
1,176	Arch Resources, Inc.	177,376
13,350	Cleveland-Cliffs, Inc. (a)	224,013
7,039	Commercial Metals Co.	297,679
3,681	Freeport-McMoRan, Inc.	124,344
3,715	Newmont Corp.	139,201
4,509	Nucor Corp.	666,385
2,688	Reliance Steel & Aluminum Co.	683,774
6,898	Ryerson Holding Corp.	200,387
6,575	Steel Dynamics, Inc.	700,303
10,707	United States Steel Corp.	362,860
3,928	Warrior Met Coal, Inc.	191,412
3,375	Worthington Industries, Inc.	207,968
		4,145,731
	Mortgage REITs — 0.8%
11,660	Apollo Commercial Real Estate Finance, Inc.	116,134
7,781	Arbor Realty Trust, Inc. (c)	98,118
6,396	Blackstone Mortgage Trust, Inc., Class A (c)	127,600
7,211	Chimera Investment Corp.	34,613
7,243	Claros Mortgage Trust, Inc.	75,544
6,061	Franklin BSP Realty Trust, Inc.	76,429
1,857	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,829
4,097	MFA Financial, Inc.	36,422

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Mortgage REITs (Continued)
6,472	PennyMac Mortgage Investment Trust	$81,871
19,846	Ready Capital Corp.	187,148
29,948	Rithm Capital Corp.	279,415
7,189	Starwood Property Trust, Inc.	127,605
		1,272,728
	Multi-Utilities — 3.6%
7,537	Ameren Corp.	570,626
4,959	Avista Corp.	157,151
4,124	Black Hills Corp.	199,395
15,339	CenterPoint Energy, Inc.	412,312
7,755	CMS Energy Corp.	421,407
8,242	Consolidated Edison, Inc.	723,565
12,625	Dominion Energy, Inc.	509,040
5,681	DTE Energy Co.	547,535
2,457	Northwestern Energy Group, Inc.	117,961
12,387	Public Service Enterprise Group, Inc.	763,658
8,290	Sempra	580,549
5,113	WEC Energy Group, Inc.	416,147
		5,419,346
	Office REITs — 0.9%
4,115	Alexandria Real Estate Equities, Inc.	383,230
2,339	Boston Properties, Inc.	125,300
13,658	Cousins Properties, Inc.	244,068
4,369	Equity Commonwealth	82,749
9,735	Highwoods Properties, Inc.	174,159
8,801	Kilroy Realty Corp.	251,533
25,566	Paramount Group, Inc.	109,423
		1,370,462
	Oil, Gas & Consumable Fuels — 8.2%
13,703	Antero Resources Corp. (a)	403,416
6,209	California Resources Corp.	326,531
5,129	Callon Petroleum Co. (a)	191,568
4,033	Chesapeake Energy Corp.	347,161
2,145	Chord Energy Corp.	354,611
8,886	CNX Resources Corp. (a)	193,004
31,530	Comstock Resources, Inc.	397,278
8,175	CVR Energy, Inc.	267,731
1,386	Delek US Holdings, Inc.	36,521
4,552	Diamondback Energy, Inc.	729,777
3,943	DT Midstream, Inc.	212,804
17,372	EQT Corp.	736,225
5,996	Exxon Mobil Corp.	634,677
1,690	Gulfport Energy Corp. (a)	208,901
6,109	HF Sinclair Corp.	338,316
42,519	Kinder Morgan, Inc.	688,808
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
26,353	Marathon Oil Corp.	$719,700
4,658	Marathon Petroleum Corp.	704,522
7,669	Murphy Oil Corp.	344,108
10,866	Occidental Petroleum Corp.	671,627
7,311	Ovintiv, Inc.	350,928
4,466	Par Pacific Holdings, Inc. (a)	146,574
6,497	PBF Energy, Inc., Class A	308,802
7,720	Peabody Energy Corp.	182,115
5,868	Phillips 66	669,363
10,731	Range Resources Corp.	384,599
8,771	SM Energy Co.	353,647
53,920	Southwestern Energy Co. (a)	384,450
12,205	Talos Energy, Inc. (a)	189,178
4,974	Valero Energy Corp.	631,698
8,945	World Kinect Corp.	165,483
		12,274,123
	Paper & Forest Products — 0.1%
3,653	Sylvamo Corp.	161,828
	Passenger Airlines — 0.5%
43,618	JetBlue Airways Corp. (a)	164,004
3,827	SkyWest, Inc. (a)	161,385
15,214	Southwest Airlines Co.	338,207
10,817	Sun Country Airlines Holdings, Inc. (a)	140,837
		804,433
	Personal Care Products — 0.4%
3,196	Edgewell Personal Care Co.	111,540
8,442	Herbalife Ltd. (a)	120,299
2,144	Medifast, Inc.	148,279
9,460	Nu Skin Enterprises, Inc., Class A	179,645
1,370	USANA Health Sciences, Inc. (a)	62,404
		622,167
	Pharmaceuticals — 1.3%
9,717	Bristol-Myers Squibb Co.	500,717
12,377	Elanco Animal Health, Inc. (a)	109,041
657	Ligand Pharmaceuticals, Inc. (a)	34,355
12,020	Organon & Co.	177,776
2,177	Perrigo Co. PLC	60,172
21,253	Pfizer, Inc.	649,492
2,911	Supernus Pharmaceuticals, Inc. (a)	69,427
35,272	Viatris, Inc.	313,921
		1,914,901
	Professional Services — 1.4%
1,703	ASGN, Inc. (a)	142,132

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
222	CACI International, Inc., Class A (a)	$72,097
3,473	Concentrix Corp.	264,677
770	CSG Systems International, Inc.	36,082
6,962	Dun & Bradstreet Holdings, Inc.	60,987
1,921	Genpact Ltd.	64,430
1,006	Jacobs Solutions, Inc.	134,100
660	Kforce, Inc.	40,287
2,490	Korn Ferry	113,345
3,060	Leidos Holdings, Inc.	303,307
1,897	ManpowerGroup, Inc.	132,733
409	NV5 Global, Inc. (a)	38,589
949	Robert Half, Inc.	70,957
1,318	Science Applications International Corp.	143,978
7,839	SS&C Technologies Holdings, Inc.	393,910
597	TriNet Group, Inc. (a)	61,342
3,061	TTEC Holdings, Inc.	62,995
		2,135,948
	Real Estate Management & Development — 0.3%
1,859	CBRE Group, Inc., Class A (a)	128,903
5,959	Forestar Group, Inc. (a)	141,527
985	Jones Lang LaSalle, Inc. (a)	126,001
		396,431
	Residential REITs — 0.2%
2,887	Elme Communities	36,838
4,803	Equity Residential	265,750
		302,588
	Retail REITs — 0.2%
2,744	Acadia Realty Trust	39,294
1,653	InvenTrust Properties Corp.	41,490
7,908	Kimco Realty Corp.	141,870
		222,654
	Semiconductors & Semiconductor Equipment — 1.3%
15,388	Amkor Technology, Inc.	320,994
940	Cirrus Logic, Inc. (a)	62,914
2,330	Cohu, Inc. (a)	70,226
1,272	Ichor Holdings Ltd. (a)	30,859
3,861	Intel Corp.	140,926
1,770	MaxLinear, Inc. (a)	26,904
9,927	Photronics, Inc. (a)	182,260
3,709	QUALCOMM, Inc.	404,244
5,720	Skyworks Solutions, Inc.	496,153
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,367	Teradyne, Inc.	$113,830
1,327	Ultra Clean Holdings, Inc. (a)	31,662
		1,880,972
	Software — 0.1%
1,745	ACI Worldwide, Inc. (a)	35,545
4,599	NCR Voyix Corp. (a)	70,319
		105,864
	Specialized REITs — 0.2%
11,272	Safehold, Inc.	183,395
4,478	Weyerhaeuser Co.	128,474
		311,869
	Specialty Retail — 3.4%
698	Abercrombie & Fitch Co., Class A (a)	42,452
5,886	Academy Sports & Outdoors, Inc.	263,928
4,974	Advance Auto Parts, Inc.	258,797
7,111	American Eagle Outfitters, Inc.	124,229
1,511	Asbury Automotive Group, Inc. (a)	289,160
1,837	AutoNation, Inc. (a)	238,957
4,116	Bath & Body Works, Inc.	122,039
5,928	Best Buy Co., Inc.	396,109
3,537	Buckle (The), Inc.	119,445
1,941	CarMax, Inc. (a)	118,576
1,922	Dick’s Sporting Goods, Inc.	205,558
11,564	Foot Locker, Inc.	242,728
13,087	Gap (The), Inc.	167,514
1,294	Group 1 Automotive, Inc.	326,515
5,458	Guess?, Inc.	117,347
454	Home Depot (The), Inc.	129,249
6,956	Leslie’s, Inc. (a)	34,363
942	Lithia Motors, Inc.	228,162
660	Lowe’s Cos., Inc.	125,776
2,890	Monro, Inc.	71,730
407	Murphy USA, Inc.	147,615
2,433	National Vision Holdings, Inc. (a)	37,809
3,478	ODP (The) Corp. (a)	156,232
1,249	Penske Automotive Group, Inc.	178,707
263	RH (a)	57,324
19,154	Sally Beauty Holdings, Inc. (a)	162,809
3,875	Signet Jewelers Ltd.	270,591
4,910	Urban Outfitters, Inc. (a)	169,984
7,082	Victoria’s Secret & Co. (a)	126,626
1,343	Williams-Sonoma, Inc.	201,772
		5,132,103

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 0.5%
32,468	Hewlett Packard Enterprise Co.	$499,358
10,972	HP, Inc.	288,893
		788,251
	Textiles, Apparel & Luxury Goods — 0.9%
1,160	Carter’s, Inc.	77,906
1,877	Columbia Sportswear Co.	138,523
1,827	Kontoor Brands, Inc.	84,864
5,910	Levi Strauss & Co., Class A	80,790
1,229	Oxford Industries, Inc.	103,728
2,727	PVH Corp.	202,752
2,842	Skechers U.S.A., Inc., Class A (a)	137,041
9,677	Tapestry, Inc.	266,698
29,291	Under Armour, Inc., Class A (a)	200,643
		1,292,945
	Tobacco — 0.1%
4,250	Universal Corp.	191,250
	Trading Companies & Distributors — 0.9%
8,825	Air Lease Corp.	305,610
1,803	Beacon Roofing Supply, Inc. (a)	128,320
3,375	Boise Cascade Co.	316,406
13,523	NOW, Inc. (a)	149,023
6,815	Rush Enterprises, Inc., Class A	242,478
1,451	WESCO International, Inc.	186,018
		1,327,855
	Water Utilities — 0.0%
2,026	Essential Utilities, Inc.	67,790
	Wireless Telecommunication Services — 0.2%
2,013	T-Mobile US, Inc. (a)	289,590
	Total Common Stocks	149,939,549
	(Cost $162,181,607)
MONEY MARKET FUNDS — 0.2%
23,616	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.21% (d) (e)	23,616
312,819	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (d)	312,819
	Total Money Market Funds	336,435
	(Cost $336,435)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$557,632	BNP Paribas S.A., 5.21% (d), dated 10/31/23, due 11/01/23, with a maturity value of $557,713. Collateralized by U.S. Treasury Note, interest rate of 2.00%, due 02/15/25. The value of the collateral including accrued interest is $570,829. (e)	$557,632
	(Cost $557,632)

	Total Investments — 100.4%	150,833,616
	(Cost $163,075,674)
	Net Other Assets and Liabilities — (0.4)%	(601,971)
	Net Assets — 100.0%	$150,231,645

(a)	Non-income producing security.
(b)	Non-income producing security which makes payment-in- kind (“PIK”) distributions. There were no PIK distributions received for the fiscal year-to-date period (August 1, 2023 to October 31, 2023).
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $576,977 and the total value of the collateral held by the Fund is $581,248.

(d)	Rate shown reflects yield as of October 31, 2023.
(e)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 149,939,549	$ 149,939,549	$ —	$ —
Money Market Funds	336,435	336,435	—	—
Repurchase Agreements	557,632	—	557,632	—
Total Investments	$150,833,616	$150,275,984	$557,632	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.6%
3,439	AAR Corp. (a)	$204,139
1,468	AeroVironment, Inc. (a)	168,321
2,111	Axon Enterprise, Inc. (a)	431,678
2,192	Boeing (The) Co. (a)	409,509
3,786	BWX Technologies, Inc.	281,224
1,451	Curtiss-Wright Corp.	288,473
865	HEICO Corp.	137,025
1,089	Hexcel Corp.	67,431
12,440	Howmet Aerospace, Inc.	548,604
1,812	Moog, Inc., Class A	210,283
16,201	Rocket Lab USA, Inc. (a)	68,530
2,488	Spirit AeroSystems Holdings, Inc., Class A	56,229
683	TransDigm Group, Inc. (a)	565,586
3,962	V2X, Inc. (a)	202,339
2,856	Woodward, Inc.	356,143
		3,995,514
	Air Freight & Logistics — 0.2%
6,049	GXO Logistics, Inc. (a)	305,535
	Automobile Components — 0.5%
717	Fox Factory Holding Corp. (a)	58,414
20,781	Garrett Motion, Inc. (a)	146,714
4,474	Modine Manufacturing Co. (a)	176,723
2,056	Visteon Corp. (a)	236,707
1,563	XPEL, Inc. (a) (b)	72,367
		690,925
	Automobiles — 0.3%
18,768	Fisker, Inc. (a) (c)	84,456
1,680	Tesla, Inc. (a)	337,411
		421,867
	Banks — 0.8%
1,390	BancFirst Corp.	112,743
5,933	Bancorp (The), Inc. (a)	211,511
1,333	City Holding Co.	121,010
521	First Citizens BancShares, Inc., Class A	719,366
		1,164,630
	Beverages — 1.1%
2,067	Celsius Holdings, Inc. (a)	314,370
558	Coca-Cola Consolidated, Inc.	355,117
1,144	Constellation Brands, Inc., Class A	267,868
1,142	MGP Ingredients, Inc.	108,102
2,645	Monster Beverage Corp. (a)	135,159
1,509	National Beverage Corp. (a)	69,987
Shares	Description	Value

	Beverages (Continued)
826	PepsiCo, Inc.	$134,869
7,860	Vita Coco (The) Co., Inc. (a)	213,006
		1,598,478
	Biotechnology — 3.2%
940	AbbVie, Inc.	132,709
3,405	ACADIA Pharmaceuticals, Inc. (a)	76,851
3,308	Agios Pharmaceuticals, Inc. (a)	69,501
7,600	Alkermes PLC (a)	183,844
1,563	Amgen, Inc.	399,659
5,836	Amicus Therapeutics, Inc. (a)	64,021
11,565	BioCryst Pharmaceuticals, Inc. (a)	63,492
8,073	Bridgebio Pharma, Inc. (a)	210,221
7,004	Catalyst Pharmaceuticals, Inc. (a)	86,920
1,459	Celldex Therapeutics, Inc. (a)	34,316
11,087	Dynavax Technologies Corp. (a)	157,546
4,217	Exact Sciences Corp. (a)	259,725
12,990	Exelixis, Inc. (a)	267,464
1,869	Gilead Sciences, Inc.	146,791
5,573	Halozyme Therapeutics, Inc. (a)	188,758
6,069	Ideaya Biosciences, Inc. (a)	164,895
17,885	ImmunoGen, Inc. (a)	265,771
4,772	Insmed, Inc. (a)	119,586
1,564	Ionis Pharmaceuticals, Inc. (a)	69,238
4,171	Ironwood Pharmaceuticals, Inc. (a)	37,414
39,649	MannKind Corp. (a)	170,094
1,704	Merus N.V. (a)	34,267
922	Mirati Therapeutics, Inc. (a)	51,199
1,892	Neurocrine Biosciences, Inc. (a)	209,898
15,751	Recursion Pharmaceuticals, Inc., Class A (a)	83,165
2,958	REVOLUTION Medicines, Inc. (a)	58,568
30,376	Roivant Sciences Ltd. (a)	262,449
586	Sarepta Therapeutics, Inc. (a)	39,444
21,479	Summit Therapeutics, Inc. (a) (c)	41,669
4,805	TG Therapeutics, Inc. (a)	37,143
5,947	Twist Bioscience Corp. (a)	93,725
1,127	Ultragenyx Pharmaceutical, Inc. (a)	39,896
628	United Therapeutics Corp. (a)	139,956
5,396	Veracyte, Inc. (a)	111,805
3,595	Vericel Corp. (a)	126,472
827	Vertex Pharmaceuticals, Inc. (a)	299,465
		4,797,937

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Broadline Retail — 0.4%
24,715	Coupang, Inc. (a)	$420,155
6,524	eBay, Inc.	255,937
		676,092
	Building Products — 3.1%
1,073	A.O. Smith Corp.	74,852
3,743	AAON, Inc.	203,919
1,247	Advanced Drainage Systems, Inc.	133,217
1,362	Allegion PLC	133,966
7,158	AZEK (The) Co., Inc. (a)	187,540
5,777	Builders FirstSource, Inc. (a)	626,920
935	CSW Industrials, Inc.	165,738
3,032	Gibraltar Industries, Inc. (a)	184,528
4,128	Griffon Corp.	164,872
11,613	Hayward Holdings, Inc. (a)	121,937
15,304	Janus International Group, Inc. (a)	143,245
1,921	Lennox International, Inc.	711,807
5,382	Masco Corp.	280,348
2,601	Owens Corning	294,875
5,901	PGT Innovations, Inc. (a)	176,676
2,368	Simpson Manufacturing Co., Inc.	315,370
3,544	Trane Technologies PLC	674,459
2,303	Trex Co., Inc. (a)	129,452
		4,723,721
	Capital Markets — 3.1%
1,274	Ameriprise Financial, Inc.	400,762
4,084	Ares Management Corp., Class A	402,642
3,265	AssetMark Financial Holdings, Inc. (a)	78,066
13,489	Bank of New York Mellon (The) Corp.	573,282
3,683	Cboe Global Markets, Inc.	603,607
699	CME Group, Inc.	149,209
641	Cohen & Steers, Inc.	33,486
961	FactSet Research Systems, Inc.	415,046
1,810	Hamilton Lane, Inc., Class A	152,257
3,280	Interactive Brokers Group, Inc., Class A	262,630
3,026	LPL Financial Holdings, Inc.	679,398
273	MSCI, Inc.	128,733
4,141	Northern Trust Corp.	272,933
14,467	Robinhood Markets, Inc., Class A (a)	132,228
787	S&P Global, Inc.	274,907
1,770	Tradeweb Markets, Inc., Class A	159,318
		4,718,504
	Chemicals — 1.2%
495	Air Products and Chemicals, Inc.	139,808
Shares	Description	Value

	Chemicals (Continued)
823	Albemarle Corp.	$104,340
572	Balchem Corp.	66,489
1,698	Ecolab, Inc.	284,822
773	Linde PLC	295,410
780	NewMarket Corp.	376,077
2,256	Sherwin-Williams (The) Co.	537,402
		1,804,348
	Commercial Services & Supplies — 1.6%
7,938	ACV Auctions, Inc., Class A (a)	105,814
2,818	Brink’s (The) Co.	188,411
2,924	Cimpress PLC (a)	174,475
598	Cintas Corp.	303,258
2,120	Clean Harbors, Inc. (a)	325,780
9,750	Copart, Inc. (a)	424,320
4,208	Matthews International Corp., Class A	149,132
1,373	Montrose Environmental Group, Inc. (a)	31,744
2,948	Republic Services, Inc.	437,748
1,400	Tetra Tech, Inc.	211,274
		2,351,956
	Communications Equipment — 1.3%
3,910	Arista Networks, Inc. (a)	783,447
10,702	Cisco Systems, Inc.	557,895
1,488	Digi International, Inc. (a)	37,468
8,455	Extreme Networks, Inc. (a)	174,342
2,553	Juniper Networks, Inc.	68,727
1,057	Motorola Solutions, Inc.	294,332
		1,916,211
	Construction & Engineering — 2.1%
2,564	AECOM	196,274
13,682	API Group Corp. (a)	353,953
2,960	Arcosa, Inc.	204,447
2,082	Comfort Systems USA, Inc.	378,612
5,599	Construction Partners, Inc., Class A (a)	215,282
920	Dycom Industries, Inc. (a)	78,366
1,686	EMCOR Group, Inc.	348,412
3,108	IES Holdings, Inc. (a)	193,411
986	MasTec, Inc. (a)	58,608
1,519	MYR Group, Inc. (a)	175,946
3,845	Quanta Services, Inc.	642,576
2,786	Sterling Infrastructure, Inc. (a)	202,960
1,706	WillScot Mobile Mini Holdings Corp. (a)	67,233
		3,116,080

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction Materials — 0.9%
1,705	Eagle Materials, Inc.	$262,416
1,024	Martin Marietta Materials, Inc.	418,755
1,018	United States Lime & Minerals, Inc.	201,554
2,080	Vulcan Materials Co.	408,699
		1,291,424
	Consumer Finance — 0.5%
3,535	FirstCash Holdings, Inc.	385,032
44,404	SoFi Technologies, Inc. (a)	335,250
2,486	Upstart Holdings, Inc. (a) (c)	59,739
		780,021
	Consumer Staples Distribution & Retail — 0.2%
1,897	Chefs’ Warehouse (The), Inc. (a)	36,100
4,822	Performance Food Group Co. (a)	278,519
		314,619
	Containers & Packaging — 0.1%
6,370	Graphic Packaging Holding Co.	137,019
	Diversified Consumer Services — 0.9%
2,613	Bright Horizons Family Solutions, Inc. (a)	193,519
10,952	Coursera, Inc. (a)	189,908
2,139	Duolingo, Inc. (a)	312,401
5,353	Frontdoor, Inc. (a)	154,862
1,401	Grand Canyon Education, Inc. (a)	165,780
14,517	Laureate Education, Inc.	205,270
8,619	Udemy, Inc. (a)	76,968
		1,298,708
	Diversified REITs — 0.1%
20,367	Empire State Realty Trust, Inc., Class A	164,769
	Diversified Telecommunication Services — 0.1%
1,323	Cogent Communications Holdings, Inc.	85,968
91,982	Globalstar, Inc. (a)	129,695
		215,663
	Electric Utilities — 0.5%
587	MGE Energy, Inc.	42,047
5,526	NRG Energy, Inc.	234,192
1,587	Otter Tail Corp.	122,104
17,835	PG&E Corp. (a)	290,710
		689,053
	Electrical Equipment — 1.9%
948	AMETEK, Inc.	133,450
Shares	Description	Value

	Electrical Equipment (Continued)
9,225	Array Technologies, Inc. (a)	$159,869
1,903	Atkore, Inc. (a)	236,505
3,029	Bloom Energy Corp., Class A (a)	31,502
3,372	Eaton Corp. PLC	701,072
2,998	EnerSys	256,569
8,904	Fluence Energy, Inc. (a)	154,217
1,836	Hubbell, Inc.	495,904
1,007	Rockwell Automation, Inc.	264,650
9,537	Vertiv Holdings Co.	374,518
		2,808,256
	Electronic Equipment, Instruments & Components — 1.9%
2,064	Advanced Energy Industries, Inc.	180,105
3,425	Amphenol Corp., Class A	275,884
1,973	Badger Meter, Inc.	273,359
2,940	Belden, Inc.	208,446
1,962	CTS Corp.	73,399
1,951	Insight Enterprises, Inc. (a)	279,578
2,343	Itron, Inc. (a)	134,207
5,668	Jabil, Inc.	696,030
287	Littelfuse, Inc.	62,184
16,131	Mirion Technologies, Inc. (a)	111,788
1,734	OSI Systems, Inc. (a)	180,804
342	Teledyne Technologies, Inc. (a)	128,110
9,180	Vontier Corp.	271,361
		2,875,255
	Energy Equipment & Services — 2.8%
16,245	Archrock, Inc.	205,824
4,077	Cactus, Inc., Class A	191,374
9,961	ChampionX Corp.	306,799
6,820	Core Laboratories, Inc.	146,084
13,943	Diamond Offshore Drilling, Inc. (a)	173,033
8,812	Expro Group Holdings N.V. (a)	138,789
17,757	Halliburton Co.	698,560
18,324	Helix Energy Solutions Group, Inc. (a)	179,575
1,662	Nabors Industries Ltd. (a)	162,278
7,958	Oceaneering International, Inc. (a)	174,997
12,336	Schlumberger N.V.	686,622
2,880	Tidewater, Inc. (a)	196,848
43,215	Transocean Ltd. (a)	286,083
4,732	Valaris Ltd. (a)	312,501
3,927	Weatherford International PLC (a)	365,565
		4,224,932

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment — 1.6%
11,154	Cinemark Holdings, Inc. (a)	$183,929
6,928	Live Nation Entertainment, Inc. (a)	554,379
402	Madison Square Garden Sports Corp. (a)	67,592
762	Netflix, Inc. (a)	313,708
3,016	Roku, Inc. (a)	179,663
5,123	Take-Two Interactive Software, Inc. (a)	685,201
26,489	Warner Bros Discovery, Inc. (a)	263,301
6,779	Warner Music Group Corp., Class A	212,183
		2,459,956
	Financial Services — 2.8%
13,344	Affirm Holdings, Inc. (a)	234,988
8,013	Apollo Global Management, Inc.	620,527
12,711	AvidXchange Holdings, Inc. (a)	109,823
7,499	Equitable Holdings, Inc.	199,248
3,241	EVERTEC, Inc.	102,999
1,327	Federal Agricultural Mortgage Corp., Class C	197,139
2,546	Fiserv, Inc. (a)	289,608
2,817	FleetCor Technologies, Inc. (a)	634,304
8,901	Flywire Corp. (a)	239,348
1,061	Mastercard, Inc., Class A	399,307
26,757	Payoneer Global, Inc. (a)	154,923
8,116	Remitly Global, Inc. (a)	218,564
1,282	Shift4 Payments, Inc., Class A (a)	57,075
11,366	Toast, Inc., Class A (a)	181,742
1,251	Visa, Inc., Class A	294,110
1,509	WEX, Inc. (a)	251,218
		4,184,923
	Food Products — 0.6%
3,231	Freshpet, Inc. (a)	185,459
2,163	Ingredion, Inc.	202,414
1,001	J & J Snack Foods Corp.	156,767
3,111	Lamb Weston Holdings, Inc.	279,368
2,056	Simply Good Foods (The) Co. (a)	76,668
1,345	Tootsie Roll Industries, Inc.	41,843
2,991	Utz Brands, Inc.	36,460
		978,979
	Gas Utilities — 0.0%
411	Chesapeake Utilities Corp.	36,419
	Ground Transportation — 1.6%
1,185	Avis Budget Group, Inc. (a)	192,918
9,355	CSX Corp.	279,247
802	Landstar System, Inc.	132,154
Shares	Description	Value

	Ground Transportation (Continued)
20,197	Lyft, Inc., Class A (a)	$185,206
1,406	Old Dominion Freight Line, Inc.	529,584
890	Saia, Inc. (a)	319,056
15,637	Uber Technologies, Inc. (a)	676,769
688	Union Pacific Corp.	142,836
		2,457,770
	Health Care Equipment & Supplies — 1.5%
6,313	Alphatec Holdings, Inc. (a)	57,953
1,870	AtriCure, Inc. (a)	64,777
2,147	Axonics, Inc. (a)	109,948
5,449	Boston Scientific Corp. (a)	278,934
704	CONMED Corp.	68,612
2,829	Glaukos Corp. (a)	192,938
2,377	Haemonetics Corp. (a)	202,592
1,842	Inari Medical, Inc. (a)	111,828
984	Intuitive Surgical, Inc. (a)	258,024
426	iRhythm Technologies, Inc. (a)	33,449
1,021	Lantheus Holdings, Inc. (a)	65,957
737	LeMaitre Vascular, Inc.	35,803
1,028	Merit Medical Systems, Inc. (a)	70,665
3,827	Neogen Corp. (a)	56,984
3,672	PROCEPT BioRobotics Corp. (a)	98,373
7,339	RxSight, Inc. (a)	162,485
513	Stryker Corp.	138,623
734	TransMedics Group, Inc. (a)	27,510
1,267	UFP Technologies, Inc. (a)	197,551
		2,233,006
	Health Care Providers & Services — 1.3%
3,796	Accolade, Inc. (a)	24,674
7,991	agilon health, Inc. (a)	143,838
833	AMN Healthcare Services, Inc. (a)	63,191
137	Chemed Corp.	77,083
1,082	CorVel Corp. (a)	209,843
2,290	Ensign Group (The), Inc.	221,214
1,169	HCA Healthcare, Inc.	264,358
2,914	HealthEquity, Inc. (a)	208,876
13,016	Hims & Hers Health, Inc. (a)	77,836
10,329	LifeStance Health Group, Inc. (a)	60,218
6,657	NeoGenomics, Inc. (a)	93,331
6,580	Option Care Health, Inc. (a)	182,463
3,560	Privia Health Group, Inc. (a)	74,831
4,172	Progyny, Inc. (a)	128,748
4,709	R1 RCM, Inc. (a)	55,519

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
4,274	RadNet, Inc. (a)	$115,227
438	US Physical Therapy, Inc.	36,840
		2,038,090
	Health Care REITs — 0.3%
2,140	Omega Healthcare Investors, Inc.	70,834
5,129	Welltower, Inc.	428,836
		499,670
	Health Care Technology — 0.2%
3,007	Evolent Health, Inc., Class A (a)	73,461
1,421	Schrodinger, Inc. (a)	30,836
1,414	Veeva Systems, Inc., Class A (a)	272,492
		376,789
	Hotel & Resort REITs — 0.7%
20,393	DiamondRock Hospitality Co.	157,638
26,145	Host Hotels & Resorts, Inc.	404,725
13,292	Park Hotels & Resorts, Inc.	153,257
1,704	Ryman Hospitality Properties, Inc.	145,862
15,669	Service Properties Trust	113,600
12,887	Sunstone Hotel Investors, Inc.	119,849
		1,094,931
	Hotels, Restaurants & Leisure — 7.9%
4,193	Airbnb, Inc., Class A (a)	495,990
4,090	Aramark	110,144
6,659	Bloomin’ Brands, Inc.	155,421
234	Booking Holdings, Inc. (a)	652,757
4,176	Bowlero Corp., Class A (a) (c)	42,136
2,333	Boyd Gaming Corp.	128,898
3,815	Brinker International, Inc. (a)	129,405
52,418	Carnival Corp. (a)	600,710
2,703	Cheesecake Factory (The), Inc.	83,982
157	Chipotle Mexican Grill, Inc. (a)	304,925
1,738	Choice Hotels International, Inc.	192,049
1,223	Churchill Downs, Inc.	134,334
977	Darden Restaurants, Inc.	142,183
4,417	Dave & Buster’s Entertainment, Inc. (a)	154,330
1,519	Domino’s Pizza, Inc.	514,926
9,049	DoorDash, Inc., Class A (a)	678,223
24,429	DraftKings, Inc., Class A (a)	674,729
6,193	Everi Holdings, Inc. (a)	66,822
5,583	Expedia Group, Inc. (a)	532,004
9,471	First Watch Restaurant Group, Inc. (a)	158,260
5,231	Hilton Grand Vacations, Inc. (a)	188,054
4,788	Hilton Worldwide Holdings, Inc.	725,526
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
2,675	Hyatt Hotels Corp., Class A	$274,027
1,186	Jack in the Box, Inc.	74,931
6,566	Krispy Kreme, Inc. (c)	84,898
3,056	Las Vegas Sands Corp.	145,038
13,996	Life Time Group Holdings, Inc. (a)	165,433
4,974	Light & Wonder, Inc. (a)	363,649
3,659	Marriott International, Inc., Class A	689,941
11,430	MGM Resorts International	399,136
1,319	Monarch Casino & Resort, Inc.	79,391
21,529	Norwegian Cruise Line Holdings Ltd. (a)	292,794
1,200	Papa John’s International, Inc.	78,024
16,643	Playa Hotels & Resorts N.V. (a)	120,329
1,997	Red Rock Resorts, Inc., Class A	78,981
7,805	Royal Caribbean Cruises Ltd. (a)	661,318
45,587	Sabre Corp. (a)	159,554
2,075	Shake Shack, Inc., Class A (a)	116,283
3,482	Six Flags Entertainment Corp. (a)	69,292
1,534	Starbucks Corp.	141,496
10,255	Sweetgreen, Inc., Class A (a)	105,934
12,890	Target Hospitality Corp. (a)	176,980
1,477	Texas Roadhouse, Inc.	149,975
4,459	Travel + Leisure Co.	151,740
320	Vail Resorts, Inc.	67,920
6,954	Wendy’s (The) Co.	132,265
789	Wingstop, Inc.	144,206
2,304	Wynn Resorts Ltd.	202,245
		11,991,588
	Household Durables — 1.5%
454	Cavco Industries, Inc. (a)	113,278
3,945	Green Brick Partners, Inc. (a)	152,671
2,273	Installed Building Products, Inc.	253,826
96	NVR, Inc. (a)	519,611
9,712	PulteGroup, Inc.	714,706
6,549	Tempur Sealy International, Inc.	261,502
1,410	TopBuild Corp. (a)	322,552
		2,338,146
	Household Products — 0.3%
3,760	Energizer Holdings, Inc.	118,741
960	Procter & Gamble (The) Co.	144,028
592	WD-40 Co.	125,149
		387,918

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Independent Power and Renewable Electricity Producers — 0.1%
8,987	Montauk Renewables, Inc. (a)	$90,409
3,836	Sunnova Energy International, Inc. (a)	35,023
		125,432
	Industrial Conglomerates — 0.5%
6,506	General Electric Co.	706,747
	Industrial REITs — 0.1%
4,667	Americold Realty Trust, Inc.	122,369
2,056	STAG Industrial, Inc.	68,300
		190,669
	Insurance — 3.2%
432	Aon PLC, Class A	133,661
9,022	Arch Capital Group Ltd. (a)	782,027
1,843	Arthur J. Gallagher & Co.	434,008
2,462	Brighthouse Financial, Inc. (a)	111,529
8,238	Brown & Brown, Inc.	571,882
5,187	BRP Group, Inc., Class A (a)	108,564
966	Erie Indemnity Co., Class A	266,799
2,746	Goosehead Insurance, Inc., Class A (a)	178,133
856	Kinsale Capital Group, Inc.	285,827
3,457	Lemonade, Inc. (a)	37,820
2,208	Marsh & McLennan Cos., Inc.	418,747
21,633	Oscar Health, Inc., Class A (a)	110,761
791	Palomar Holdings, Inc. (a)	39,613
1,463	Primerica, Inc.	279,667
1,793	RenaissanceRe Holdings Ltd.	393,725
2,089	RLI Corp.	278,338
4,399	Ryan Specialty Holdings, Inc. (a)	190,037
20,127	SiriusPoint Ltd. (a)	198,251
		4,819,389
	Interactive Media & Services — 1.3%
4,397	Alphabet, Inc., Class A (a)	545,580
2,692	Bumble, Inc., Class A (a)	36,180
4,673	Cargurus, Inc. (a)	80,516
7,147	Cars.com, Inc. (a)	108,849
2,396	Meta Platforms, Inc., Class A (a)	721,843
5,181	Pinterest, Inc., Class A (a)	154,808
7,268	TripAdvisor, Inc. (a)	107,276
4,921	Yelp, Inc. (a)	207,617
		1,962,669
	IT Services — 1.4%
937	Accenture PLC, Class A	278,373
2,222	Cloudflare, Inc., Class A (a)	125,965
8,542	Fastly, Inc., Class A (a)	125,311
Shares	Description	Value

	IT Services (Continued)
1,223	Gartner, Inc. (a)	$406,085
1,905	GoDaddy, Inc., Class A (a)	139,503
13,555	Kyndryl Holdings, Inc. (a)	198,310
1,215	MongoDB, Inc. (a)	418,677
3,482	Okta, Inc. (a)	234,722
694	Perficient, Inc. (a)	40,384
2,827	Squarespace, Inc., Class A (a)	80,315
		2,047,645
	Life Sciences Tools & Services — 0.4%
1,465	Medpace Holdings, Inc. (a)	355,512
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f) (g)	0
162	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f) (g)	0
4,737	Sotera Health Co. (a)	59,970
767	West Pharmaceutical Services, Inc.	244,128
		659,610
	Machinery — 4.9%
947	Alamo Group, Inc.	151,804
6,007	Allison Transmission Holdings, Inc.	302,873
2,635	Caterpillar, Inc.	595,642
1,679	Chart Industries, Inc. (a)	195,150
3,451	Columbus McKinnon Corp.	105,497
1,113	Deere & Co.	406,646
2,380	Donaldson Co., Inc.	137,231
6,195	Enerpac Tool Group Corp.	175,319
994	EnPro Industries, Inc.	110,394
4,042	Esab Corp.	255,859
1,568	ESCO Technologies, Inc.	152,441
4,752	Federal Signal Corp.	275,806
795	Franklin Electric Co., Inc.	68,942
5,117	Greenbrier (The) Cos., Inc.	176,997
9,924	Hillman Solutions Corp. (a)	65,101
673	IDEX Corp.	128,819
608	Illinois Tool Works, Inc.	136,265
9,029	Ingersoll Rand, Inc.	547,880
3,624	ITT, Inc.	338,300
534	Kadant, Inc.	117,480
1,171	Lincoln Electric Holdings, Inc.	204,691
6,457	Mueller Water Products, Inc., Class A	79,873
76,749	Nikola Corp. (a) (c)	82,889
1,744	Otis Worldwide Corp.	134,654
8,459	PACCAR, Inc.	698,121
1,477	Parker-Hannifin Corp.	544,880
910	RBC Bearings, Inc. (a)	200,054
1,124	Standex International Corp.	161,373
2,208	Tennant Co.	163,878

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
6,158	Terex Corp.	$282,036
6,725	Trinity Industries, Inc.	140,082
7,754	Wabash National Corp.	160,430
821	Watts Water Technologies, Inc., Class A	142,041
		7,439,448
	Marine Transportation — 0.2%
4,285	Kirby Corp. (a)	320,089
	Media — 0.9%
6,886	Integral Ad Science Holding Corp. (a)	79,051
4,601	Liberty Broadband Corp., Class C (a)	383,309
5,327	Magnite, Inc. (a)	35,371
6,889	New York Times (The) Co., Class A	277,696
7,362	Trade Desk (The), Inc., Class A (a)	522,408
		1,297,835
	Metals & Mining — 0.4%
8,622	ATI, Inc. (a)	325,653
3,046	Carpenter Technology Corp.	191,045
804	Materion Corp.	77,972
		594,670
	Mortgage REITs — 0.3%
15,089	Annaly Capital Management, Inc.	235,539
15,960	Ladder Capital Corp.	161,355
9,101	Two Harbors Investment Corp.	105,663
		502,557
	Multi-Utilities — 0.0%
2,875	NiSource, Inc.	72,335
	Office REITs — 0.0%
1,685	COPT Defense Properties	38,418
	Oil, Gas & Consumable Fuels — 5.7%
17,770	Antero Midstream Corp.	219,282
6,906	APA Corp.	274,306
3,467	Cheniere Energy, Inc.	576,978
3,412	Chevron Corp.	497,231
4,387	Civitas Resources, Inc.	330,911
6,003	ConocoPhillips	713,156
1,951	CONSOL Energy, Inc.	179,277
21,269	Coterra Energy, Inc.	584,898
7,124	Dorian LPG Ltd.	227,754
3,314	EOG Resources, Inc.	418,393
30,292	Equitrans Midstream Corp.	268,690
4,700	Hess Corp.	678,680
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
9,701	HighPeak Energy, Inc. (c)	$171,805
4,549	International Seaways, Inc.	218,761
3,570	Kinetik Holdings, Inc.	126,521
20,018	Kosmos Energy Ltd. (a)	144,930
6,194	Magnolia Oil & Gas Corp., Class A	139,055
4,772	Matador Resources Co.	294,385
5,088	Northern Oil and Gas, Inc.	195,074
4,535	ONEOK, Inc.	295,682
25,415	Permian Resources Corp.	370,297
1,831	Pioneer Natural Resources Co.	437,609
1,659	Sitio Royalties Corp., Class A	41,011
8,390	Targa Resources Corp.	701,488
78	Texas Pacific Land Corp.	143,984
12,471	Williams (The) Cos., Inc.	429,002
		8,679,160
	Passenger Airlines — 0.7%
1,913	Alaska Air Group, Inc. (a)	60,508
1,066	Allegiant Travel Co.	71,017
11,079	American Airlines Group, Inc. (a)	123,531
15,550	Delta Air Lines, Inc.	485,938
9,933	United Airlines Holdings, Inc. (a)	347,754
		1,088,748
	Personal Care Products — 0.7%
8,605	BellRing Brands, Inc. (a)	376,297
12,937	Coty, Inc., Class A (a)	121,220
3,230	elf Beauty, Inc. (a)	299,195
2,113	Inter Parfums, Inc.	268,583
		1,065,295
	Pharmaceuticals — 1.0%
2,620	Amphastar Pharmaceuticals, Inc. (a)	118,607
2,193	Amylyx Pharmaceuticals, Inc. (a)	35,768
4,061	Axsome Therapeutics, Inc. (a)	252,919
6,010	Corcept Therapeutics, Inc. (a)	168,761
1,072	Eli Lilly & Co.	593,813
2,499	Harmony Biosciences Holdings, Inc. (a)	58,827
1,362	Intra-Cellular Therapies, Inc. (a)	67,773
1,431	Prestige Consumer Healthcare, Inc. (a)	84,944
805	Zoetis, Inc.	126,385
		1,507,797
	Professional Services — 2.0%
582	Automatic Data Processing, Inc.	127,004

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
4,016	Broadridge Financial Solutions, Inc.	$685,290
3,155	CBIZ, Inc. (a)	163,934
2,092	Ceridian HCM Holding, Inc. (a)	133,909
2,531	ExlService Holdings, Inc. (a)	66,084
5,937	First Advantage Corp.	77,240
795	FTI Consulting, Inc. (a)	168,747
1,965	Huron Consulting Group, Inc. (a)	195,242
727	Insperity, Inc.	76,946
2,408	KBR, Inc.	140,025
11,014	Legalzoom.com, Inc. (a)	109,810
6,528	Parsons Corp. (a)	369,158
1,214	Paychex, Inc.	134,815
3,108	Paycor HCM, Inc. (a)	67,071
771	Paylocity Holding Corp. (a)	138,317
1,218	Verisk Analytics, Inc.	276,925
4,378	Verra Mobility Corp. (a)	86,553
		3,017,070
	Real Estate Management & Development — 0.4%
11,643	DigitalBridge Group, Inc.	184,541
2,725	Kennedy-Wilson Holdings, Inc.	35,071
31,014	Opendoor Technologies, Inc. (a)	58,927
5,706	Redfin Corp. (a)	26,590
5,225	St. Joe (The) Co.	243,694
		548,823
	Residential REITs — 0.2%
4,157	American Homes 4 Rent, Class A	136,100
4,419	Invitation Homes, Inc.	131,200
7,303	Veris Residential, Inc.	97,787
		365,087
	Retail REITs — 0.5%
3,414	Brixmor Property Group, Inc.	70,977
9,938	Kite Realty Group Trust	211,878
11,045	Macerich (The) Co.	107,357
2,116	Phillips Edison & Co., Inc.	74,716
1,194	Regency Centers Corp.	71,951
6,640	SITE Centers Corp.	77,422
5,331	Tanger Factory Outlet Centers, Inc.	120,214
		734,515
	Semiconductors & Semiconductor Equipment — 3.7%
1,362	Advanced Micro Devices, Inc. (a)	134,157
4,479	Aehr Test Systems (a)	105,525
2,222	Allegro MicroSystems, Inc. (a)	57,683
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
800	Analog Devices, Inc.	$125,864
4,155	Applied Materials, Inc.	549,914
1,741	Axcelis Technologies, Inc. (a)	221,978
692	Broadcom, Inc.	582,228
7,901	Credo Technology Group Holding Ltd. (a)	112,352
627	KLA Corp.	294,502
670	Lam Research Corp.	394,107
1,651	Lattice Semiconductor Corp. (a)	91,812
2,609	MACOM Technology Solutions Holdings, Inc. (a)	184,039
2,587	Marvell Technology, Inc.	122,158
3,686	Microchip Technology, Inc.	262,775
820	MKS Instruments, Inc.	53,841
11,781	Navitas Semiconductor Corp. (a)	61,732
1,323	NVIDIA Corp.	539,519
2,101	NXP Semiconductors N.V.	362,275
6,190	ON Semiconductor Corp. (a)	387,742
2,225	Onto Innovation, Inc. (a)	250,023
1,239	PDF Solutions, Inc. (a)	32,871
3,816	Rambus, Inc. (a)	207,323
352	SiTime Corp. (a)	35,130
6,725	SMART Global Holdings, Inc. (a)	92,133
904	Universal Display Corp.	125,819
5,825	Veeco Instruments, Inc. (a)	139,451
		5,526,953
	Software — 11.5%
5,448	A10 Networks, Inc.	59,220
1,410	Adobe, Inc. (a)	750,205
1,237	Agilysys, Inc. (a)	106,122
8,987	Alkami Technology, Inc. (a)	161,317
1,066	Alteryx, Inc., Class A (a)	34,123
1,942	Appfolio, Inc., Class A (a)	364,261
1,795	Appian Corp., Class A (a)	70,831
8,879	AppLovin Corp., Class A (a)	323,551
2,193	Asana, Inc., Class A (a)	40,505
17,092	Aurora Innovation, Inc. (a)	29,911
677	Autodesk, Inc. (a)	133,795
30,459	AvePoint, Inc. (a)	228,138
5,735	Bentley Systems, Inc., Class B	278,950
2,649	BILL Holdings, Inc. (a)	241,827
3,027	Blackbaud, Inc. (a)	197,966
1,476	BlackLine, Inc. (a)	72,472
3,504	Braze, Inc., Class A (a)	149,200
1,793	Cadence Design Systems, Inc. (a)	430,051
21,261	CCC Intelligent Solutions Holdings, Inc. (a)	228,981

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
2,109	Clear Secure, Inc., Class A	$35,473
6,230	Clearwater Analytics Holdings, Inc., Class A (a)	112,638
1,782	CommVault Systems, Inc. (a)	116,454
4,793	Confluent, Inc., Class A (a)	138,566
2,511	Crowdstrike Holdings, Inc., Class A (a)	443,869
3,158	Datadog, Inc., Class A (a)	257,282
895	Dolby Laboratories, Inc., Class A	72,441
10,423	Dropbox, Inc., Class A (a)	274,125
6,156	Dynatrace, Inc. (a)	275,235
8,847	E2open Parent Holdings, Inc. (a)	25,568
3,494	Elastic N.V. (a)	262,190
4,551	EngageSmart, Inc. (a)	103,080
662	Fair Isaac Corp. (a)	559,966
8,220	Freshworks, Inc., Class A (a)	147,467
8,027	Gen Digital, Inc.	133,730
3,138	Gitlab, Inc., Class A (a)	135,813
3,153	Guidewire Software, Inc. (a)	284,180
1,759	HashiCorp, Inc., Class A (a)	34,635
853	HubSpot, Inc. (a)	361,476
2,443	Intapp, Inc. (a)	83,551
2,041	InterDigital, Inc.	153,585
1,126	Intuit, Inc.	557,314
4,636	Jamf Holding Corp. (a)	74,454
7,097	LiveRamp Holdings, Inc. (a)	196,303
1,077	Manhattan Associates, Inc. (a)	209,993
2,354	MeridianLink, Inc. (a)	38,653
443	Microsoft Corp.	149,783
432	MicroStrategy, Inc., Class A (a)	182,904
6,347	N-able, Inc. (a)	82,257
6,694	nCino, Inc. (a)	188,101
10,172	Nutanix, Inc., Class A (a)	368,125
3,967	Oracle Corp.	410,188
1,786	PagerDuty, Inc. (a)	36,024
35,959	Palantir Technologies, Inc., Class A (a)	532,193
1,792	Palo Alto Networks, Inc. (a)	435,492
1,635	Pegasystems, Inc.	69,880
9,394	PowerSchool Holdings, Inc., Class A (a)	187,128
3,259	Procore Technologies, Inc. (a)	199,092
1,557	Progress Software Corp.	79,999
4,730	PROS Holdings, Inc. (a)	147,339
2,965	PTC, Inc. (a)	416,345
5,074	Q2 Holdings, Inc. (a)	152,372
1,395	Qualys, Inc. (a)	213,365
2,632	Rapid7, Inc. (a)	122,362
4,789	RingCentral, Inc., Class A (a)	127,292
Shares	Description	Value

	Software (Continued)
4,305	Riot Platforms, Inc. (a)	$42,103
594	Roper Technologies, Inc.	290,210
11,259	Samsara, Inc., Class A (a)	259,745
4,725	SEMrush Holdings, Inc., Class A (a)	38,178
8,417	SentinelOne, Inc., Class A (a)	131,558
1,029	ServiceNow, Inc. (a)	598,724
3,507	Smartsheet, Inc., Class A (a)	138,667
11,831	Sprinklr, Inc., Class A (a)	160,783
1,642	Sprout Social, Inc., Class A (a)	71,066
832	SPS Commerce, Inc. (a)	133,403
1,254	Synopsys, Inc. (a)	588,678
3,168	Tenable Holdings, Inc. (a)	133,404
3,152	Teradata Corp. (a)	134,653
8,295	UiPath, Inc., Class A (a)	128,821
3,946	Varonis Systems, Inc. (a)	132,743
7,088	Vertex, Inc., Class A (a)	171,600
1,956	Workday, Inc., Class A (a)	414,105
1,400	Workiva, Inc. (a)	121,926
6,346	Yext, Inc. (a)	38,266
14,431	Zeta Global Holdings Corp., Class A (a)	112,562
2,701	Zscaler, Inc. (a)	428,622
4,875	Zuora, Inc., Class A (a)	36,124
		17,395,649
	Specialized REITs — 0.7%
1,971	EPR Properties	84,162
193	Equinix, Inc.	140,820
9,678	Iron Mountain, Inc.	571,679
1,265	National Storage Affiliates Trust	36,078
34,693	Uniti Group, Inc.	159,588
		992,327
	Specialty Retail — 2.4%
227	AutoZone, Inc. (a)	562,309
2,017	Boot Barn Holdings, Inc. (a)	140,182
8,452	Carvana Co. (a)	228,204
1,568	Floor & Decor Holdings, Inc., Class A (a)	129,203
633	O’Reilly Automotive, Inc. (a)	588,969
5,094	Ross Stores, Inc.	590,751
8,091	TJX (The) Cos., Inc.	712,574
689	Tractor Supply Co.	132,674
351	Ulta Beauty, Inc. (a)	133,840
5,858	Wayfair, Inc., Class A (a)	249,609
323	Winmark Corp.	130,272
		3,598,587
	Technology Hardware, Storage & Peripherals — 1.0%
23,844	IonQ, Inc. (a) (c)	229,856
5,537	NetApp, Inc.	402,983

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
5,976	Pure Storage, Inc., Class A (a)	$202,048
2,623	Super Micro Computer, Inc. (a)	628,130
		1,463,017
	Textiles, Apparel & Luxury Goods — 0.9%
1,609	Crocs, Inc. (a)	143,716
1,399	Deckers Outdoor Corp. (a)	835,287
6,807	Figs, Inc., Class A (a)	37,506
1,834	Ralph Lauren Corp.	206,380
2,577	Steven Madden Ltd.	84,500
		1,307,389
	Tobacco — 0.1%
1,513	Philip Morris International, Inc.	134,899
7,695	Vector Group Ltd.	79,105
		214,004
	Trading Companies & Distributors — 2.9%
1,836	Applied Industrial Technologies, Inc.	281,844
9,839	Core & Main, Inc., Class A (a)	295,957
19,435	Custom Truck One Source, Inc. (a)	112,140
5,264	Fastenal Co.	307,102
5,758	FTAI Aviation Ltd.	216,558
652	GATX Corp.	68,186
3,200	GMS, Inc. (a)	187,136
3,792	H&E Equipment Services, Inc.	154,410
2,386	Herc Holdings, Inc.	254,801
1,634	McGrath RentCorp	164,380
3,615	MSC Industrial Direct Co., Inc., Class A	342,521
2,171	SiteOne Landscape Supply, Inc. (a)	299,099
1,617	United Rentals, Inc.	656,939
607	W.W. Grainger, Inc.	443,007
1,523	Watsco, Inc.	531,360
		4,315,440
	Water Utilities — 0.1%
1,040	American States Water Co.	81,172
668	SJW Group	41,737
		122,909
	Wireless Telecommunication Services — 0.0%
3,367	Gogo, Inc. (a)	35,353
	Total Common Stocks	150,915,338
	(Cost $141,794,020)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
30,854	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.21% (h) (i)	$30,854
179,923	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.22% (h)	179,923
	Total Money Market Funds	210,777
	(Cost $210,777)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$728,548	BNP Paribas S.A., 5.21% (h), dated 10/31/23, due 11/01/23, with a maturity value of $728,654. Collateralized by U.S. Treasury Note, interest rate of 2.00%, due 02/15/25. The value of the collateral including accrued interest is $745,789. (i)	728,548
	(Cost $728,548)

	Total Investments — 100.5%	151,854,663
	(Cost $142,733,345)
	Net Other Assets and Liabilities — (0.5)%	(830,328)
	Net Assets — 100.0%	$151,024,335

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $741,727 and the total value of the collateral held by the Fund is $759,402.

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At October 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of October 31, 2023.
(i)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 659,610	$ 659,610	$ —	$ —**
Other Industry Categories*	150,255,728	150,255,728	—	—
Money Market Funds	210,777	210,777	—	—
Repurchase Agreements	728,548	—	728,548	—
Total Investments	$151,854,663	$151,126,115	$728,548	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of October 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.3%
2,951	Huntington Ingalls Industries, Inc.	$648,689
	Automobile Components — 1.8%
8,221	Adient PLC (a)	276,966
29,892	BorgWarner, Inc.	1,103,015
9,270	Gentex Corp.	265,864
72,806	Goodyear Tire & Rubber (The) Co. (a)	866,391
6,744	Lear Corp.	875,101
		3,387,337
	Automobiles — 1.1%
36,499	Harley-Davidson, Inc.	979,998
12,686	Thor Industries, Inc.	1,115,480
		2,095,478
	Banks — 12.6%
32,549	Bank OZK	1,165,580
11,317	BOK Financial Corp.	741,490
42,646	Cadence Bank	903,242
29,718	Columbia Banking System, Inc.	584,553
29,041	Comerica, Inc.	1,144,215
3,309	Cullen/Frost Bankers, Inc.	301,086
22,890	East West Bancorp, Inc.	1,227,362
111,828	F.N.B. Corp.	1,195,441
109,496	First Horizon Corp.	1,177,082
21,167	Glacier Bancorp, Inc.	639,032
32,623	Hancock Whitney Corp.	1,123,210
28,810	Home BancShares, Inc.	589,165
84,107	KeyCorp	859,574
133,005	New York Community Bancorp, Inc.	1,260,887
82,987	Old National Bancorp	1,136,922
13,501	Pinnacle Financial Partners, Inc.	841,922
19,152	Popular, Inc.	1,245,646
16,582	Prosperity Bancshares, Inc.	904,382
8,959	SouthState Corp.	592,190
43,404	Synovus Financial Corp.	1,131,542
32,803	United Bankshares, Inc.	932,917
140,962	Valley National Bancorp	1,096,684
22,449	Webster Financial Corp.	852,389
26,251	Western Alliance Bancorp	1,078,916
11,985	Wintrust Financial Corp.	895,160
25,938	Zions Bancorp N.A.	800,187
		24,420,776
	Broadline Retail — 1.6%
3,648	Dillard’s, Inc., Class A	1,132,522
129,911	Macy’s, Inc.	1,582,316
20,191	Nordstrom, Inc.	282,270
		2,997,108
Shares	Description	Value

	Building Products — 0.6%
4,855	Fortune Brands Innovations, Inc.	$270,909
8,838	UFP Industries, Inc.	841,112
		1,112,021
	Capital Markets — 2.1%
11,573	Affiliated Managers Group, Inc.	1,420,701
2,188	Evercore, Inc., Class A	284,834
103,877	Invesco Ltd.	1,347,285
8,236	Jefferies Financial Group, Inc.	265,034
5,009	SEI Investments Co.	268,783
9,819	Stifel Financial Corp.	559,683
		4,146,320
	Chemicals — 2.0%
8,708	Cabot Corp.	578,908
11,794	Eastman Chemical Co.	881,365
4,505	FMC Corp.	239,666
4,398	H.B. Fuller Co.	290,928
37,087	Huntsman Corp.	865,240
24,144	Olin Corp.	1,031,431
		3,887,538
	Construction & Engineering — 0.7%
61,627	MDU Resources Group, Inc.	1,146,878
1,255	Valmont Industries, Inc.	247,122
		1,394,000
	Construction Materials — 0.3%
19,374	Summit Materials, Inc., Class A (b)	637,405
	Consumer Finance — 1.1%
45,226	Ally Financial, Inc.	1,094,017
22,574	OneMain Holdings, Inc.	811,084
22,150	SLM Corp.	287,950
		2,193,051
	Consumer Staples Distribution & Retail — 0.8%
4,229	BJ’s Wholesale Club Holdings, Inc. (a)	288,079
1,112	Casey’s General Stores, Inc.	302,364
14,096	Sprouts Farmers Market, Inc. (a)	592,314
7,599	US Foods Holding Corp. (a)	295,905
		1,478,662
	Containers & Packaging — 3.4%
14,616	Berry Global Group, Inc.	803,880
18,063	Greif, Inc., Class A	1,147,001
42,525	International Paper Co.	1,434,368
90,154	O-I Glass, Inc. (a)	1,392,879
9,180	Sealed Air Corp.	282,652

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging (Continued)
13,994	Silgan Holdings, Inc.	$560,600
16,651	Sonoco Products Co.	862,688
		6,484,068
	Diversified Consumer Services — 0.9%
100,553	ADT, Inc.	569,130
28,022	H&R Block, Inc.	1,150,303
		1,719,433
	Diversified Telecommunication Services — 0.9%
96,377	Frontier Communications Parent, Inc. (a)	1,727,076
	Electric Utilities — 2.4%
122,528	Hawaiian Electric Industries, Inc. (c)	1,590,413
6,441	IDACORP, Inc.	610,027
27,154	OGE Energy Corp.	928,667
8,188	Pinnacle West Capital Corp.	607,386
22,355	Portland General Electric Co.	894,647
		4,631,140
	Electrical Equipment — 0.9%
3,542	Acuity Brands, Inc.	573,698
2,112	Regal Rexnord Corp.	250,082
96,068	Sunrun, Inc. (a)	927,056
		1,750,836
	Electronic Equipment, Instruments & Components — 3.3%
12,045	Arrow Electronics, Inc. (a)	1,366,023
31,299	Avnet, Inc.	1,450,083
9,240	Coherent Corp. (a)	273,504
22,231	Sanmina Corp. (a)	1,130,891
9,060	TD SYNNEX Corp.	830,621
61,016	Vishay Intertechnology, Inc.	1,356,996
		6,408,118
	Energy Equipment & Services — 1.0%
35,776	Helmerich & Payne, Inc.	1,415,657
28,868	NOV, Inc.	576,205
		1,991,862
	Financial Services — 4.0%
45,819	Corebridge Financial, Inc.	916,380
31,896	Essent Group Ltd.	1,506,767
90,371	MGIC Investment Corp.	1,521,848
16,895	Mr. Cooper Group, Inc. (a)	955,074
9,057	PennyMac Financial Services, Inc.	608,630
Shares	Description	Value

	Financial Services (Continued)
60,068	Radian Group, Inc.	$1,522,123
68,660	Western Union (The) Co.	775,172
		7,805,994
	Food Products — 1.9%
23,116	Darling Ingredients, Inc. (a)	1,023,808
13,603	Flowers Foods, Inc.	298,314
10,555	Post Holdings, Inc. (a)	847,355
404	Seaboard Corp.	1,416,808
		3,586,285
	Gas Utilities — 1.3%
23,247	National Fuel Gas Co.	1,184,434
14,850	New Jersey Resources Corp.	602,613
13,252	ONE Gas, Inc.	800,421
		2,587,468
	Ground Transportation — 2.1%
123,126	Hertz Global Holdings, Inc. (a)	1,037,952
24,063	Knight-Swift Transportation Holdings, Inc.	1,176,440
11,282	Ryder System, Inc.	1,100,446
17,273	U-Haul Holding Co.	815,459
		4,130,297
	Health Care Equipment & Supplies — 1.0%
21,639	Envista Holdings Corp. (a)	503,539
6,074	Globus Medical, Inc., Class A (a)	277,643
7,898	Integra LifeSciences Holdings Corp. (a)	284,012
8,259	QuidelOrtho Corp. (a)	504,460
1,535	Teleflex, Inc.	283,591
		1,853,245
	Health Care Providers & Services — 1.3%
4,291	Acadia Healthcare Co., Inc. (a)	315,431
4,493	Encompass Health Corp.	281,082
4,061	Henry Schein, Inc. (a)	263,884
11,938	Select Medical Holdings Corp.	271,351
4,580	Tenet Healthcare Corp. (a)	245,946
9,599	Universal Health Services, Inc., Class B	1,208,418
		2,586,112
	Health Care REITs — 1.4%
39,511	Healthcare Realty Trust, Inc.	566,983
32,861	Healthpeak Properties, Inc.	510,988
221,401	Medical Properties Trust, Inc.	1,058,297
49,492	Physicians Realty Trust	537,483
		2,673,751
	Hotel & Resort REITs — 0.5%
58,996	Apple Hospitality REIT, Inc.	925,057

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 1.1%
8,992	Marriott Vacations Worldwide Corp.	$808,021
65,722	Penn Entertainment, Inc. (a)	1,296,695
		2,104,716
	Household Durables — 4.5%
32,591	KB Home	1,440,522
23,743	Leggett & Platt, Inc.	556,298
36,583	M.D.C. Holdings, Inc.	1,388,325
12,326	Meritage Homes Corp.	1,405,411
3,514	Mohawk Industries, Inc. (a)	282,455
14,203	Skyline Champion Corp. (a)	832,722
35,398	Taylor Morrison Home Corp. (a)	1,356,451
20,394	Toll Brothers, Inc.	1,442,060
		8,704,244
	Independent Power and Renewable Electricity Producers — 0.5%
27,273	Vistra Corp.	892,373
	Insurance — 3.0%
2,700	American Financial Group, Inc.	295,272
14,955	Assured Guaranty Ltd.	933,192
10,701	Axis Capital Holdings Ltd.	611,027
2,495	Enstar Group Ltd. (a)	591,240
5,339	First American Financial Corp.	274,638
33,593	Old Republic International Corp.	919,777
2,077	Reinsurance Group of America, Inc.	310,449
24,528	Unum Group	1,199,419
406	White Mountains Insurance Group Ltd.	580,885
		5,715,899
	Interactive Media & Services — 0.7%
29,932	IAC, Inc. (a)	1,273,607
	IT Services — 0.3%
28,965	DXC Technology Co. (a)	584,224
	Leisure Products — 1.5%
5,688	Acushnet Holdings Corp.	289,860
11,455	Brunswick Corp.	795,779
8,691	Polaris, Inc.	751,076
87,185	Topgolf Callaway Brands Corp. (a)	1,065,401
		2,902,116
	Life Sciences Tools & Services — 0.1%
1,539	Charles River Laboratories International, Inc. (a)	259,106
Shares	Description	Value

	Machinery — 2.5%
10,202	AGCO Corp.	$1,169,761
14,258	Hillenbrand, Inc.	542,232
4,712	Middleby (The) Corp. (a)	531,844
32,107	Mueller Industries, Inc.	1,210,755
6,325	Oshkosh Corp.	554,892
12,316	Timken (The) Co.	851,282
		4,860,766
	Media — 1.7%
492	Cable One, Inc.	270,536
8,418	Nexstar Media Group, Inc.	1,179,194
23,384	Paramount Global, Class B	254,418
103,518	TEGNA, Inc.	1,502,046
		3,206,194
	Metals & Mining — 2.5%
57,901	Cleveland-Cliffs, Inc. (a)	971,579
30,528	Commercial Metals Co.	1,291,029
46,439	United States Steel Corp.	1,573,818
14,638	Worthington Industries, Inc.	901,993
		4,738,419
	Mortgage REITs — 1.2%
27,738	Blackstone Mortgage Trust, Inc., Class A (c)	553,373
129,887	Rithm Capital Corp.	1,211,846
31,177	Starwood Property Trust, Inc.	553,392
		2,318,611
	Multi-Utilities — 0.4%
17,886	Black Hills Corp.	864,788
	Office REITs — 1.4%
10,145	Boston Properties, Inc.	543,468
59,235	Cousins Properties, Inc.	1,058,529
38,175	Kilroy Realty Corp.	1,091,042
		2,693,039
	Oil, Gas & Consumable Fuels — 10.7%
59,429	Antero Resources Corp. (a)	1,749,590
26,929	California Resources Corp.	1,416,196
17,493	Chesapeake Energy Corp.	1,505,797
9,308	Chord Energy Corp.	1,538,798
136,743	Comstock Resources, Inc.	1,722,962
35,456	CVR Energy, Inc.	1,161,184
17,100	DT Midstream, Inc.	922,887
26,494	HF Sinclair Corp.	1,467,238
33,261	Murphy Oil Corp.	1,492,421
31,709	Ovintiv, Inc.	1,522,032
28,175	PBF Energy, Inc., Class A	1,339,158
46,540	Range Resources Corp.	1,667,994
38,040	SM Energy Co.	1,533,773
233,842	Southwestern Energy Co. (a)	1,667,293
		20,707,323

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals — 1.5%
53,675	Elanco Animal Health, Inc. (a)	$472,877
52,129	Organon & Co.	770,988
9,440	Perrigo Co. PLC	260,921
152,971	Viatris, Inc.	1,361,442
		2,866,228
	Professional Services — 2.3%
7,387	ASGN, Inc. (a)	616,519
959	CACI International, Inc., Class A (a)	311,445
15,061	Concentrix Corp.	1,147,799
30,195	Dun & Bradstreet Holdings, Inc.	264,508
8,331	Genpact Ltd.	279,421
8,231	ManpowerGroup, Inc.	575,923
4,118	Robert Half, Inc.	307,903
5,716	Science Applications International Corp.	624,416
2,592	TriNet Group, Inc. (a)	266,328
		4,394,262
	Real Estate Management & Development — 0.3%
4,273	Jones Lang LaSalle, Inc. (a)	546,602
	Retail REITs — 0.3%
34,298	Kimco Realty Corp.	615,306
	Semiconductors & Semiconductor Equipment — 0.9%
66,740	Amkor Technology, Inc.	1,392,196
4,078	Cirrus Logic, Inc. (a)	272,941
		1,665,137
	Software — 0.2%
19,727	NCR Voyix Corp. (a)	301,626
	Specialty Retail — 6.6%
25,526	Academy Sports & Outdoors, Inc.	1,144,586
21,574	Advance Auto Parts, Inc.	1,122,495
6,556	Asbury Automotive Group, Inc. (a)	1,254,622
7,968	AutoNation, Inc. (a)	1,036,477
17,850	Bath & Body Works, Inc.	529,253
8,332	Dick’s Sporting Goods, Inc.	891,107
56,755	Gap (The), Inc.	726,464
5,612	Group 1 Automotive, Inc.	1,416,076
4,085	Lithia Motors, Inc.	989,428
1,767	Murphy USA, Inc.	640,873
5,415	Penske Automotive Group, Inc.	774,778
1,139	RH (a)	248,256
16,801	Signet Jewelers Ltd.	1,173,214
5,823	Williams-Sonoma, Inc.	874,848
		12,822,477
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 1.7%
8,144	Columbia Sportswear Co.	$601,027
11,828	PVH Corp.	879,412
12,327	Skechers U.S.A., Inc., Class A (a)	594,408
41,971	Tapestry, Inc.	1,156,721
		3,231,568
	Trading Companies & Distributors — 2.6%
38,270	Air Lease Corp.	1,325,290
7,818	Beacon Roofing Supply, Inc. (a)	556,407
14,637	Boise Cascade Co.	1,372,219
29,552	Rush Enterprises, Inc., Class A	1,051,460
6,293	WESCO International, Inc.	806,763
		5,112,139
	Water Utilities — 0.2%
8,785	Essential Utilities, Inc.	293,946
	Total Common Stocks	192,933,843
	(Cost $206,021,121)
MONEY MARKET FUNDS — 0.0%
82,663	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.21% (d) (e)	82,663
	(Cost $82,663)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.0%
$1,951,896	BNP Paribas S.A., 5.21% (d), dated 10/31/23, due 11/01/23, with a maturity value of $1,952,179. Collateralized by U.S. Treasury Note, interest rate of 2.00%, due 02/15/25. The value of the collateral including accrued interest is $1,998,088. (e)	1,951,896
	(Cost $1,951,896)

	Total Investments — 101.0%	194,968,402
	(Cost $208,055,680)
	Net Other Assets and Liabilities — (1.0)%	(1,953,088)
	Net Assets — 100.0%	$193,015,314

(a)	Non-income producing security.
(b)	Non-income producing security which makes payment-in- kind (“PIK”) distributions. There were no PIK distributions received for the fiscal year-to-date period (August 1, 2023 to October 31, 2023).

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $2,018,492 and the total value of the collateral held by the Fund is $2,034,559.

(d)	Rate shown reflects yield as of October 31, 2023.
(e)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 192,933,843	$ 192,933,843	$ —	$ —
Money Market Funds	82,663	82,663	—	—
Repurchase Agreements	1,951,896	—	1,951,896	—
Total Investments	$194,968,402	$193,016,506	$1,951,896	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 2.4%
22,266	BWX Technologies, Inc.	$1,653,919
8,536	Curtiss-Wright Corp.	1,697,042
6,409	Hexcel Corp.	396,845
95,304	Rocket Lab USA, Inc. (a)	403,136
16,799	Woodward, Inc.	2,094,835
		6,245,777
	Air Freight & Logistics — 0.7%
35,588	GXO Logistics, Inc. (a)	1,797,550
	Automobile Components — 0.7%
4,211	Fox Factory Holding Corp. (a)	343,070
12,093	Visteon Corp. (a)	1,392,267
		1,735,337
	Beverages — 1.7%
12,164	Celsius Holdings, Inc. (a)	1,850,023
3,278	Coca-Cola Consolidated, Inc.	2,086,152
8,875	National Beverage Corp. (a)	411,622
		4,347,797
	Biotechnology — 4.5%
20,028	ACADIA Pharmaceuticals, Inc. (a)	452,032
44,709	Alkermes PLC (a)	1,081,511
34,327	Amicus Therapeutics, Inc. (a)	376,567
47,491	Bridgebio Pharma, Inc. (a)	1,236,666
76,418	Exelixis, Inc. (a)	1,573,446
32,779	Halozyme Therapeutics, Inc. (a)	1,110,225
105,209	ImmunoGen, Inc. (a)	1,563,406
9,203	Ionis Pharmaceuticals, Inc. (a)	407,417
11,133	Neurocrine Biosciences, Inc. (a)	1,235,095
178,689	Roivant Sciences Ltd. (a)	1,543,873
3,443	Sarepta Therapeutics, Inc. (a)	231,748
3,698	United Therapeutics Corp. (a)	824,136
		11,636,122
	Building Products — 3.3%
6,313	A.O. Smith Corp.	440,395
22,021	AAON, Inc.	1,199,704
7,335	Advanced Drainage Systems, Inc.	783,598
8,011	Allegion PLC	787,962
42,109	AZEK (The) Co., Inc. (a)	1,103,256
15,303	Owens Corning	1,734,901
13,933	Simpson Manufacturing Co., Inc.	1,855,597
13,548	Trex Co., Inc. (a)	761,533
		8,666,946
	Capital Markets — 1.2%
19,287	Interactive Brokers Group, Inc., Class A	1,544,310
Shares	Description	Value

	Capital Markets (Continued)
85,101	Robinhood Markets, Inc., Class A (a)	$777,823
10,410	Tradeweb Markets, Inc., Class A	937,004
		3,259,137
	Chemicals — 1.0%
3,364	Balchem Corp.	391,031
4,585	NewMarket Corp.	2,210,658
		2,601,689
	Commercial Services & Supplies — 1.2%
12,470	Clean Harbors, Inc. (a)	1,916,265
8,240	Tetra Tech, Inc.	1,243,498
		3,159,763
	Communications Equipment — 0.2%
15,024	Juniper Networks, Inc.	404,446
	Construction & Engineering — 3.6%
15,079	AECOM	1,154,297
80,487	API Group Corp. (a)	2,082,199
17,415	Arcosa, Inc.	1,202,854
12,249	Comfort Systems USA, Inc.	2,227,481
9,922	EMCOR Group, Inc.	2,050,381
5,798	MasTec, Inc. (a)	344,633
10,037	WillScot Mobile Mini Holdings Corp. (a)	395,558
		9,457,403
	Construction Materials — 0.6%
10,028	Eagle Materials, Inc.	1,543,409
	Consumer Finance — 1.8%
20,795	FirstCash Holdings, Inc.	2,264,991
261,217	SoFi Technologies, Inc. (a)	1,972,188
14,624	Upstart Holdings, Inc. (a) (b)	351,415
		4,588,594
	Consumer Staples Distribution & Retail — 0.6%
28,367	Performance Food Group Co. (a)	1,638,478
	Containers & Packaging — 0.3%
37,471	Graphic Packaging Holding Co.	806,001
	Diversified Consumer Services — 1.1%
15,371	Bright Horizons Family Solutions, Inc. (a)	1,138,376
12,581	Duolingo, Inc. (a)	1,837,455
		2,975,831
	Electric Utilities — 0.5%
32,512	NRG Energy, Inc.	1,377,859

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment — 2.0%
11,190	Atkore, Inc. (a)	$1,390,693
17,639	EnerSys	1,509,546
56,104	Vertiv Holdings Co.	2,203,204
		5,103,443
	Electronic Equipment, Instruments & Components — 3.2%
12,146	Advanced Energy Industries, Inc.	1,059,860
11,607	Badger Meter, Inc.	1,608,150
17,294	Belden, Inc.	1,226,145
11,473	Insight Enterprises, Inc. (a)	1,644,081
13,780	Itron, Inc. (a)	789,318
1,687	Littelfuse, Inc.	365,522
54,002	Vontier Corp.	1,596,299
		8,289,375
	Energy Equipment & Services — 2.9%
58,594	ChampionX Corp.	1,804,695
254,219	Transocean Ltd. (a)	1,682,930
27,834	Valaris Ltd. (a)	1,838,158
23,103	Weatherford International PLC (a)	2,150,658
		7,476,441
	Entertainment — 1.0%
2,365	Madison Square Garden Sports Corp. (a)	397,651
17,741	Roku, Inc. (a)	1,056,831
39,882	Warner Music Group Corp., Class A	1,248,307
		2,702,789
	Financial Services — 2.6%
78,499	Affirm Holdings, Inc. (a)	1,382,367
44,108	Equitable Holdings, Inc.	1,171,950
52,358	Flywire Corp. (a)	1,407,907
7,538	Shift4 Payments, Inc., Class A (a)	335,592
66,860	Toast, Inc., Class A (a)	1,069,091
8,874	WEX, Inc. (a)	1,477,343
		6,844,250
	Food Products — 1.0%
19,006	Freshpet, Inc. (a)	1,090,944
12,727	Ingredion, Inc.	1,190,993
12,092	Simply Good Foods (The) Co. (a)	450,911
		2,732,848
	Ground Transportation — 1.9%
6,969	Avis Budget Group, Inc. (a)	1,134,553
Shares	Description	Value

	Ground Transportation (Continued)
4,720	Landstar System, Inc.	$777,762
118,814	Lyft, Inc., Class A (a)	1,089,524
5,234	Saia, Inc. (a)	1,876,337
		4,878,176
	Health Care Equipment & Supplies — 1.5%
4,142	CONMED Corp.	403,679
16,642	Glaukos Corp. (a)	1,134,984
13,977	Haemonetics Corp. (a)	1,191,260
6,010	Lantheus Holdings, Inc. (a)	388,246
6,048	Merit Medical Systems, Inc. (a)	415,740
22,514	Neogen Corp. (a)	335,233
		3,869,142
	Health Care Providers & Services — 3.0%
47,005	agilon health, Inc. (a)	846,090
4,902	AMN Healthcare Services, Inc. (a)	371,866
805	Chemed Corp.	452,933
6,365	CorVel Corp. (a)	1,234,428
13,476	Ensign Group (The), Inc.	1,301,782
17,141	HealthEquity, Inc. (a)	1,228,667
60,758	LifeStance Health Group, Inc. (a)	354,219
38,709	Option Care Health, Inc. (a)	1,073,401
24,541	Progyny, Inc. (a)	757,335
27,700	R1 RCM, Inc. (a)	326,583
		7,947,304
	Health Care REITs — 0.2%
12,586	Omega Healthcare Investors, Inc.	416,597
	Hotel & Resort REITs — 0.3%
10,026	Ryman Hospitality Properties, Inc.	858,226
	Hotels, Restaurants & Leisure — 5.7%
24,061	Aramark	647,963
13,727	Boyd Gaming Corp.	758,417
10,222	Choice Hotels International, Inc.	1,129,531
7,192	Churchill Downs, Inc.	789,969
30,769	Hilton Grand Vacations, Inc. (a)	1,106,146
15,739	Hyatt Hotels Corp., Class A	1,612,303
82,330	Life Time Group Holdings, Inc. (a)	973,141
29,262	Light & Wonder, Inc. (a)	2,139,345
126,647	Norwegian Cruise Line Holdings Ltd. (a)	1,722,399
8,685	Texas Roadhouse, Inc.	881,875
1,880	Vail Resorts, Inc.	399,030
40,905	Wendy’s (The) Co.	778,013

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
4,643	Wingstop, Inc.	$848,601
13,553	Wynn Resorts Ltd.	1,189,682
		14,976,415
	Household Durables — 1.9%
13,371	Installed Building Products, Inc.	1,493,140
38,524	Tempur Sealy International, Inc.	1,538,263
8,294	TopBuild Corp. (a)	1,897,335
		4,928,738
	Industrial REITs — 0.4%
27,452	Americold Realty Trust, Inc.	719,791
12,095	STAG Industrial, Inc.	401,796
		1,121,587
	Insurance — 3.8%
5,683	Erie Indemnity Co., Class A	1,569,588
5,039	Kinsale Capital Group, Inc.	1,682,573
8,609	Primerica, Inc.	1,645,696
10,543	RenaissanceRe Holdings Ltd.	2,315,137
12,286	RLI Corp.	1,636,987
25,872	Ryan Specialty Holdings, Inc. (a)	1,117,670
		9,967,651
	IT Services — 0.8%
11,212	GoDaddy, Inc., Class A (a)	821,055
20,483	Okta, Inc. (a)	1,380,759
		2,201,814
	Life Sciences Tools & Services — 0.9%
8,622	Medpace Holdings, Inc. (a)	2,092,301
27,868	Sotera Health Co. (a)	352,809
		2,445,110
	Machinery — 5.4%
35,339	Allison Transmission Holdings, Inc.	1,781,792
9,872	Chart Industries, Inc. (a)	1,147,423
14,001	Donaldson Co., Inc.	807,298
23,780	Esab Corp.	1,505,274
27,957	Federal Signal Corp.	1,622,624
4,676	Franklin Electric Co., Inc.	405,503
21,315	ITT, Inc.	1,989,755
6,888	Lincoln Electric Holdings, Inc.	1,204,022
5,352	RBC Bearings, Inc. (a) (b)	1,176,584
36,219	Terex Corp.	1,658,830
4,831	Watts Water Technologies, Inc., Class A	835,811
		14,134,916
	Marine Transportation — 0.7%
25,206	Kirby Corp. (a)	1,882,888
Shares	Description	Value

	Media — 0.6%
40,528	New York Times (The) Co., Class A	$1,633,684
	Metals & Mining — 0.7%
50,718	ATI, Inc. (a)	1,915,619
	Mortgage REITs — 0.5%
88,763	Annaly Capital Management, Inc.	1,385,590
	Multi-Utilities — 0.2%
16,914	NiSource, Inc.	425,556
	Oil, Gas & Consumable Fuels — 4.6%
104,530	Antero Midstream Corp.	1,289,900
40,626	APA Corp.	1,613,665
25,811	Civitas Resources, Inc.	1,946,924
178,195	Equitrans Midstream Corp.	1,580,590
36,441	Magnolia Oil & Gas Corp., Class A	818,100
28,072	Matador Resources Co.	1,731,762
149,509	Permian Resources Corp.	2,178,346
458	Texas Pacific Land Corp.	845,445
		12,004,732
	Passenger Airlines — 0.4%
11,257	Alaska Air Group, Inc. (a)	356,059
65,173	American Airlines Group, Inc. (a)	726,679
		1,082,738
	Personal Care Products — 2.4%
50,620	BellRing Brands, Inc. (a)	2,213,613
76,101	Coty, Inc., Class A (a)	713,066
19,001	elf Beauty, Inc. (a)	1,760,063
12,431	Inter Parfums, Inc.	1,580,104
		6,266,846
	Pharmaceuticals — 0.7%
23,891	Axsome Therapeutics, Inc. (a)	1,487,931
8,013	Intra-Cellular Therapies, Inc. (a)	398,727
		1,886,658
	Professional Services — 2.3%
12,302	Ceridian HCM Holding, Inc. (a)	787,451
14,886	ExlService Holdings, Inc. (a)	388,674
4,678	FTI Consulting, Inc. (a)	992,952
4,277	Insperity, Inc.	452,678
14,163	KBR, Inc.	823,578
38,402	Parsons Corp. (a)	2,171,633
18,286	Paycor HCM, Inc. (a)	394,612
		6,011,578
	Real Estate Management & Development — 0.6%
30,730	St. Joe (The) Co.	1,433,247

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Retail REITs — 1.0%
20,088	Brixmor Property Group, Inc.	$417,629
58,465	Kite Realty Group Trust	1,246,474
12,447	Phillips Edison & Co., Inc.	439,504
7,026	Regency Centers Corp.	423,387
		2,526,994
	Semiconductors & Semiconductor Equipment — 2.7%
13,072	Allegro MicroSystems, Inc. (a)	339,349
10,240	Axcelis Technologies, Inc. (a)	1,305,600
9,713	Lattice Semiconductor Corp. (a)	540,140
15,350	MACOM Technology Solutions Holdings, Inc. (a)	1,082,789
4,824	MKS Instruments, Inc.	316,744
13,095	Onto Innovation, Inc. (a)	1,471,485
22,444	Rambus, Inc. (a)	1,219,383
5,317	Universal Display Corp.	740,020
		7,015,510
	Software — 12.0%
11,429	Appfolio, Inc., Class A (a)	2,143,738
52,233	AppLovin Corp., Class A (a)	1,903,370
17,805	Blackbaud, Inc. (a)	1,164,447
125,072	CCC Intelligent Solutions Holdings, Inc. (a)	1,347,025
28,194	Confluent, Inc., Class A (a)	815,089
5,269	Dolby Laboratories, Inc., Class A	426,473
61,316	Dropbox, Inc., Class A (a)	1,612,611
20,553	Elastic N.V. (a)	1,542,297
47,221	Gen Digital, Inc.	786,702
18,465	Gitlab, Inc., Class A (a)	799,165
18,549	Guidewire Software, Inc. (a)	1,671,821
6,335	Manhattan Associates, Inc. (a)	1,235,198
2,541	MicroStrategy, Inc., Class A (a)	1,075,834
39,377	nCino, Inc. (a)	1,106,494
59,835	Nutanix, Inc., Class A (a)	2,165,429
9,614	Pegasystems, Inc.	410,902
55,262	PowerSchool Holdings, Inc., Class A (a)	1,100,819
19,170	Procore Technologies, Inc. (a)	1,171,095
8,207	Qualys, Inc. (a)	1,255,261
28,176	RingCentral, Inc., Class A (a)	748,918
66,231	Samsara, Inc., Class A (a)	1,527,949
49,514	SentinelOne, Inc., Class A (a)	773,904
20,635	Smartsheet, Inc., Class A (a)	815,908
4,896	SPS Commerce, Inc. (a)	785,025
18,633	Tenable Holdings, Inc. (a)	784,636
18,541	Teradata Corp. (a)	792,071
Shares	Description	Value

	Software (Continued)
48,795	UiPath, Inc., Class A (a)	$757,786
8,241	Workiva, Inc. (a)	717,709
		31,437,676
	Specialty Retail — 1.4%
49,719	Carvana Co. (a) (b)	1,342,413
9,224	Floor & Decor Holdings, Inc., Class A (a)	760,058
34,461	Wayfair, Inc., Class A (a)	1,468,383
		3,570,854
	Technology Hardware, Storage & Peripherals — 1.0%
140,262	IonQ, Inc. (a) (b)	1,352,126
35,156	Pure Storage, Inc., Class A (a)	1,188,624
		2,540,750
	Textiles, Apparel & Luxury Goods — 0.8%
9,464	Crocs, Inc. (a)	845,325
10,787	Ralph Lauren Corp.	1,213,861
		2,059,186
	Trading Companies & Distributors — 3.5%
10,799	Applied Industrial Technologies, Inc.	1,657,754
57,873	Core & Main, Inc., Class A (a)	1,740,820
3,834	GATX Corp.	400,960
14,038	Herc Holdings, Inc.	1,499,118
21,267	MSC Industrial Direct Co., Inc., Class A	2,015,048
12,767	SiteOne Landscape Supply, Inc. (a)	1,758,910
		9,072,610
	Total Common Stocks	261,289,677
	(Cost $261,661,996)
MONEY MARKET FUNDS — 0.0%
67,322	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.21% (c) (d)	67,322
	(Cost $67,322)

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$1,589,650	BNP Paribas S.A., 5.21% (c), dated 10/31/23, due 11/01/23, with a maturity value of $1,589,880. Collateralized by U.S. Treasury Note, interest rate of 2.00%, due 02/15/25. The value of the collateral including accrued interest is $1,627,269. (d)	$1,589,650
	(Cost $1,589,650)

	Total Investments — 100.6%	262,946,649
	(Cost $263,318,968)
	Net Other Assets and Liabilities — (0.6)%	(1,534,546)
	Net Assets — 100.0%	$261,412,103

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,646,761 and the total value of the collateral held by the Fund is $1,656,972.

(c)	Rate shown reflects yield as of October 31, 2023.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 261,289,677	$ 261,289,677	$ —	$ —
Money Market Funds	67,322	67,322	—	—
Repurchase Agreements	1,589,650	—	1,589,650	—
Total Investments	$262,946,649	$261,356,999	$1,589,650	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 1.2%
48,777	Air Transport Services Group, Inc. (a)	$954,566
12,962	Hub Group, Inc., Class A (a)	891,137
		1,845,703
	Automobile Components — 1.1%
82,544	American Axle & Manufacturing Holdings, Inc. (a)	557,172
2,637	Dorman Products, Inc. (a)	163,969
1,701	LCI Industries	184,541
10,850	Patrick Industries, Inc.	815,378
		1,721,060
	Automobiles — 0.7%
17,124	Winnebago Industries, Inc.	992,336
	Banks — 22.4%
14,237	1st Source Corp.	649,492
15,610	Ameris Bancorp	582,253
47,597	Associated Banc-Corp.	771,547
20,822	Atlantic Union Bankshares Corp.	599,882
15,829	Axos Financial, Inc. (a)	570,319
4,020	Bank of Hawaii Corp. (b)	198,548
35,877	BankUnited, Inc.	782,477
14,140	Banner Corp.	596,849
23,429	Cathay General Bancorp	794,477
4,733	Community Bank System, Inc.	189,083
23,640	Customers Bancorp, Inc. (a)	950,564
24,574	CVB Financial Corp.	383,846
21,717	Enterprise Financial Services Corp.	755,100
14,358	FB Financial Corp.	421,695
21,296	First Bancorp	618,010
30,252	First BanCorp	403,864
31,180	First Busey Corp.	619,235
49,080	First Commonwealth Financial Corp.	597,794
41,550	First Financial Bancorp	768,675
33,200	First Hawaiian, Inc.	595,276
24,028	First Interstate BancSystem, Inc., Class A	554,326
29,273	First Merchants Corp.	799,446
67,249	Fulton Financial Corp.	873,565
34,590	Heartland Financial USA, Inc.	947,766
7,044	Hilltop Holdings, Inc.	194,555
92,021	Hope Bancorp, Inc.	806,104
16,590	Independent Bank Corp.	809,592
10,295	Independent Bank Group, Inc.	363,928
13,827	International Bancshares Corp.	606,038
4,209	Lakeland Financial Corp.	207,293
Shares	Description	Value

	Banks (Continued)
13,682	National Bank Holdings Corp., Class A	$426,605
12,849	NBT Bancorp, Inc.	430,056
2,863	Nicolet Bankshares, Inc.	208,484
58,579	Northwest Bancshares, Inc.	610,393
70,352	OceanFirst Financial Corp.	890,656
20,069	OFG Bancorp	594,444
37,426	Pacific Premier Bancorp, Inc.	711,094
4,308	Park National Corp.	436,788
13,002	Pathward Financial, Inc.	588,861
53,263	Provident Financial Services, Inc.	748,345
22,881	Renasant Corp.	558,068
30,073	S&T Bancorp, Inc.	774,681
9,097	Seacoast Banking Corp. of Florida	183,850
3,829	ServisFirst Bancshares, Inc.	180,576
48,018	Simmons First National Corp., Class A	682,336
28,108	Stellar Bancorp, Inc.	611,068
10,363	Stock Yards Bancorp, Inc.	405,297
10,175	Texas Capital Bancshares, Inc. (a)	560,236
26,134	TowneBank	625,648
18,709	TriCo Bancshares	605,236
18,739	Trustmark Corp.	376,841
6,563	UMB Financial Corp.	411,631
16,025	United Community Banks, Inc.	353,992
56,712	Veritex Holdings, Inc.	976,581
39,734	WaFd, Inc.	980,635
33,349	WesBanco, Inc.	813,382
9,414	Westamerica BanCorp	444,717
22,312	WSFS Financial Corp.	789,845
		33,991,945
	Beverages — 0.4%
58,408	Duckhorn Portfolio (The), Inc. (a)	609,195
	Broadline Retail — 0.6%
38,854	Kohl’s Corp.	876,158
	Building Products — 2.2%
13,464	American Woodmark Corp. (a)	905,185
5,655	Armstrong World Industries, Inc.	429,158
44,856	JELD-WEN Holding, Inc. (a)	508,218
67,028	Masterbrand, Inc. (a)	744,681
51,544	Resideo Technologies, Inc. (a)	746,357
		3,333,599
	Capital Markets — 1.9%
5,339	Artisan Partners Asset Management, Inc., Class A	176,187
7,235	Donnelley Financial Solutions, Inc. (a)	393,801

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
12,022	Federated Hermes, Inc.	$381,097
27,757	Golub Capital BDC, Inc.	399,701
2,515	PJT Partners, Inc., Class A	197,075
4,202	StoneX Group, Inc. (a)	400,535
17,974	Victory Capital Holdings, Inc., Class A	529,514
2,016	Virtus Investment Partners, Inc.	371,408
		2,849,318
	Chemicals — 2.6%
32,754	AdvanSix, Inc.	902,373
41,382	Ecovyst, Inc. (a)	380,714
12,587	Ingevity Corp. (a)	507,004
1,955	Innospec, Inc.	191,590
10,944	Minerals Technologies, Inc.	591,633
28,161	Orion S.A.	571,668
6,963	Sensient Technologies Corp.	392,852
5,432	Stepan Co.	406,314
		3,944,148
	Commercial Services & Supplies — 1.2%
14,978	ABM Industries, Inc.	589,235
7,414	Brady Corp., Class A	381,524
5,768	HNI Corp.	200,092
8,170	MillerKnoll, Inc.	191,995
2,498	UniFirst Corp.	410,746
		1,773,592
	Communications Equipment — 0.2%
14,533	NetScout Systems, Inc. (a)	317,255
	Construction & Engineering — 0.5%
5,254	Granite Construction, Inc.	212,682
18,309	Primoris Services Corp.	550,368
		763,050
	Construction Materials — 0.1%
4,091	Knife River Corp. (a)	205,859
	Consumer Finance — 1.9%
29,766	Bread Financial Holdings, Inc.	804,575
4,183	Encore Capital Group, Inc. (a)	157,615
16,009	Enova International, Inc. (a)	638,439
47,293	Navient Corp.	752,432
2,237	Nelnet, Inc., Class A	189,720
12,261	PROG Holdings, Inc. (a)	335,829
		2,878,610
	Consumer Staples Distribution & Retail — 2.2%
7,905	Andersons (The), Inc.	396,278
13,514	Ingles Markets, Inc., Class A	1,084,093
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
71,994	United Natural Foods, Inc. (a)	$1,049,672
12,927	Weis Markets, Inc.	841,548
		3,371,591
	Containers & Packaging — 0.4%
73,711	Pactiv Evergreen, Inc.	635,389
	Diversified Consumer Services — 2.5%
19,005	Adtalem Global Education, Inc. (a)	984,459
114,124	Chegg, Inc. (a)	859,354
1,746	Graham Holdings Co., Class B	1,010,445
2,655	Strategic Education, Inc.	218,533
13,309	Stride, Inc. (a)	731,729
		3,804,520
	Diversified REITs — 1.0%
41,871	American Assets Trust, Inc.	743,210
56,951	Broadstone Net Lease, Inc.	805,857
		1,549,067
	Diversified Telecommunication Services — 0.6%
124,754	Liberty Latin America Ltd., Class C (a)	854,565
	Electric Utilities — 0.5%
15,424	ALLETE, Inc.	825,801
	Electrical Equipment — 1.1%
5,579	Encore Wire Corp.	997,693
156,466	GrafTech International Ltd.	539,808
32,375	SunPower Corp. (a) (b)	138,241
		1,675,742
	Electronic Equipment, Instruments & Components — 1.9%
3,595	Crane NXT Co.	186,940
6,410	ePlus, Inc. (a)	400,625
35,640	Methode Electronics, Inc.	815,087
7,628	PC Connection, Inc.	408,708
2,149	Plexus Corp. (a)	211,290
1,519	Rogers Corp. (a)	186,670
63,229	TTM Technologies, Inc. (a)	726,501
		2,935,821
	Energy Equipment & Services — 2.4%
54,966	Liberty Energy, Inc.	1,082,830
43,300	Patterson-UTI Energy, Inc.	549,910
95,765	ProPetro Holding Corp. (a)	1,003,617
113,869	RPC, Inc.	947,390
		3,583,747

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment — 0.6%
27,395	Sphere Entertainment Co. (a)	$901,569
	Financial Services — 2.2%
10,717	Cannae Holdings, Inc. (a)	175,223
21,308	Jackson Financial, Inc., Class A	782,217
29,379	Merchants Bancorp	878,138
37,578	NMI Holdings, Inc., Class A (a)	1,027,758
8,072	Walker & Dunlop, Inc.	523,066
		3,386,402
	Food Products — 1.3%
21,024	Cal-Maine Foods, Inc.	952,597
39,395	Fresh Del Monte Produce, Inc.	984,875
		1,937,472
	Gas Utilities — 1.0%
21,342	Northwest Natural Holding Co.	783,465
14,394	Spire, Inc.	800,738
		1,584,203
	Ground Transportation — 2.2%
5,896	ArcBest Corp.	641,956
55,438	Heartland Express, Inc.	646,407
30,404	Marten Transport Ltd.	534,502
29,411	Schneider National, Inc., Class B	744,981
20,908	Werner Enterprises, Inc.	759,379
		3,327,225
	Health Care Equipment & Supplies — 0.3%
9,879	Avanos Medical, Inc. (a)	181,378
2,546	Integer Holdings Corp. (a)	206,659
		388,037
	Health Care Providers & Services — 2.0%
111,866	AdaptHealth Corp. (a)	819,978
2,344	Addus HomeCare Corp. (a)	184,941
6,475	Apollo Medical Holdings, Inc. (a)	202,085
7,470	Fulgent Genetics, Inc. (a)	178,832
12,361	Owens & Minor, Inc. (a)	177,133
13,738	Patterson Cos., Inc.	418,459
64,074	Pediatrix Medical Group, Inc. (a)	734,288
18,940	Premier, Inc., Class A	364,027
		3,079,743
	Health Care REITs — 0.4%
6,217	LTC Properties, Inc.	196,520
7,929	National Health Investors, Inc.	396,767
		593,287
	Health Care Technology — 0.7%
77,472	Veradigm, Inc. (a)	1,021,856
Shares	Description	Value

	Hotel & Resort REITs — 1.5%
44,096	Pebblebrook Hotel Trust	$526,065
103,982	RLJ Lodging Trust	977,431
69,134	Xenia Hotels & Resorts, Inc.	804,029
		2,307,525
	Hotels, Restaurants & Leisure — 0.5%
6,059	Cracker Barrel Old Country Store, Inc.	402,075
11,913	Golden Entertainment, Inc.	373,592
		775,667
	Household Durables — 3.0%
15,244	Century Communities, Inc.	937,506
1,714	Helen of Troy Ltd. (a)	168,521
32,966	La-Z-Boy, Inc.	963,926
6,024	LGI Homes, Inc. (a)	569,328
12,113	M/I Homes, Inc. (a)	994,114
37,220	Tri Pointe Homes, Inc. (a)	932,733
		4,566,128
	Household Products — 0.9%
10,157	Central Garden & Pet Co., Class A (a)	403,131
12,993	Spectrum Brands Holdings, Inc.	978,633
		1,381,764
	Independent Power and Renewable Electricity Producers — 0.3%
19,244	Clearway Energy, Inc., Class C	417,787
	Industrial REITs — 0.8%
10,764	Innovative Industrial Properties, Inc.	773,178
45,752	LXP Industrial Trust	361,898
		1,135,076
	Insurance — 1.5%
17,159	CNO Financial Group, Inc.	397,746
138,974	Genworth Financial, Inc., Class A (a)	832,454
931	National Western Life Group, Inc., Class A	445,856
13,682	Stewart Information Services Corp.	597,493
		2,273,549
	Interactive Media & Services — 0.7%
15,750	Shutterstock, Inc.	640,710
6,393	Ziff Davis, Inc. (a)	386,521
		1,027,231
	Leisure Products — 0.5%
16,613	Malibu Boats, Inc., Class A (a)	724,659
	Machinery — 0.9%
4,240	Astec Industries, Inc.	169,770

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
11,987	Barnes Group, Inc.	$249,210
3,600	Helios Technologies, Inc.	186,192
24,086	Kennametal, Inc.	556,627
1,698	Lindsay Corp.	212,114
		1,373,913
	Marine Transportation — 0.7%
11,474	Matson, Inc.	998,812
	Media — 0.9%
173,718	DISH Network Corp., Class A (a)	851,218
15,712	Scholastic Corp.	579,773
		1,430,991
	Metals & Mining — 2.5%
3,920	Alpha Metallurgical Resources, Inc.	862,243
5,965	Arch Resources, Inc.	899,701
34,995	Ryerson Holding Corp.	1,016,605
19,929	Warrior Met Coal, Inc.	971,140
		3,749,689
	Mortgage REITs — 2.5%
59,158	Apollo Commercial Real Estate Finance, Inc.	589,214
39,478	Arbor Realty Trust, Inc. (b)	497,818
36,585	Chimera Investment Corp.	175,608
36,750	Claros Mortgage Trust, Inc.	383,302
30,755	Franklin BSP Realty Trust, Inc.	387,821
9,423	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	161,510
20,787	MFA Financial, Inc.	184,796
32,838	PennyMac Mortgage Investment Trust	415,401
100,691	Ready Capital Corp.	949,516
		3,744,986
	Multi-Utilities — 0.9%
25,159	Avista Corp.	797,289
12,469	Northwestern Energy Group, Inc.	598,636
		1,395,925
	Office REITs — 1.2%
22,166	Equity Commonwealth	419,824
49,392	Highwoods Properties, Inc.	883,623
129,712	Paramount Group, Inc.	555,167
		1,858,614
	Oil, Gas & Consumable Fuels — 4.4%
26,022	Callon Petroleum Co. (a)	971,922
45,084	CNX Resources Corp. (a)	979,225
7,031	Delek US Holdings, Inc.	185,267
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
8,579	Gulfport Energy Corp. (a)	$1,060,450
22,659	Par Pacific Holdings, Inc. (a)	743,668
39,168	Peabody Energy Corp.	923,973
61,922	Talos Energy, Inc. (a)	959,791
45,384	World Kinect Corp.	839,604
		6,663,900
	Paper & Forest Products — 0.5%
18,534	Sylvamo Corp.	821,056
	Passenger Airlines — 1.6%
221,301	JetBlue Airways Corp. (a)	832,092
19,418	SkyWest, Inc. (a)	818,857
54,878	Sun Country Airlines Holdings, Inc. (a)	714,511
		2,365,460
	Personal Care Products — 2.1%
16,213	Edgewell Personal Care Co.	565,833
42,835	Herbalife Ltd. (a)	610,399
10,880	Medifast, Inc.	752,461
47,996	Nu Skin Enterprises, Inc., Class A	911,444
6,947	USANA Health Sciences, Inc. (a)	316,436
		3,156,573
	Pharmaceuticals — 0.3%
3,334	Ligand Pharmaceuticals, Inc. (a)	174,335
14,769	Supernus Pharmaceuticals, Inc. (a)	352,241
		526,576
	Professional Services — 1.0%
3,907	CSG Systems International, Inc.	183,082
3,348	Kforce, Inc.	204,362
12,632	Korn Ferry	575,009
2,076	NV5 Global, Inc. (a)	195,871
15,530	TTEC Holdings, Inc.	319,607
		1,477,931
	Real Estate Management & Development — 0.5%
30,230	Forestar Group, Inc. (a)	717,963
	Residential REITs — 0.1%
14,645	Elme Communities	186,870
	Retail REITs — 0.3%
13,921	Acadia Realty Trust	199,349
8,389	InvenTrust Properties Corp.	210,564
		409,913

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment — 1.1%
11,823	Cohu, Inc. (a)	$356,345
6,452	Ichor Holdings Ltd. (a)	156,525
8,978	MaxLinear, Inc. (a)	136,466
50,371	Photronics, Inc. (a)	924,812
6,733	Ultra Clean Holdings, Inc. (a)	160,649
		1,734,797
	Software — 0.1%
8,854	ACI Worldwide, Inc. (a)	180,356
	Specialized REITs — 0.6%
57,190	Safehold, Inc.	930,481
	Specialty Retail — 4.7%
3,543	Abercrombie & Fitch Co., Class A (a)	215,485
36,079	American Eagle Outfitters, Inc.	630,300
17,947	Buckle (The), Inc.	606,070
58,674	Foot Locker, Inc.	1,231,567
27,692	Guess?, Inc.	595,378
35,292	Leslie’s, Inc. (a)	174,343
14,664	Monro, Inc.	363,961
12,346	National Vision Holdings, Inc. (a)	191,857
17,647	ODP (The) Corp. (a)	792,703
97,182	Sally Beauty Holdings, Inc. (a)	826,047
24,912	Urban Outfitters, Inc. (a)	862,453
35,927	Victoria’s Secret & Co. (a)	642,375
		7,132,539
	Textiles, Apparel & Luxury Goods — 1.8%
5,889	Carter’s, Inc.	395,505
9,273	Kontoor Brands, Inc.	430,731
29,985	Levi Strauss & Co., Class A	409,895
6,234	Oxford Industries, Inc.	526,150
148,611	Under Armour, Inc., Class A (a)	1,017,985
		2,780,266
	Tobacco — 0.6%
21,563	Universal Corp.	970,335
	Trading Companies & Distributors — 0.5%
68,609	NOW, Inc. (a)	756,071
	Total Common Stocks	151,531,268
	(Cost $163,720,155)
MONEY MARKET FUNDS — 0.0%
26,089	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.21% (c) (d)	26,089
	(Cost $26,089)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$616,038	BNP Paribas S.A., 5.21% (c), dated 10/31/23, due 11/01/23, with a maturity value of $616,127. Collateralized by U.S. Treasury Note, interest rate of 2.00%, due 02/15/25. The value of the collateral including accrued interest is $630,617. (d)	$616,038
	(Cost $616,038)

	Total Investments — 100.2%	152,173,395
	(Cost $164,362,282)
	Net Other Assets and Liabilities — (0.2)%	(376,520)
	Net Assets — 100.0%	$151,796,875

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $638,553 and the total value of the collateral held by the Fund is $642,127.

(c)	Rate shown reflects yield as of October 31, 2023.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 151,531,268	$ 151,531,268	$ —	$ —
Money Market Funds	26,089	26,089	—	—
Repurchase Agreements	616,038	—	616,038	—
Total Investments	$152,173,395	$151,557,357	$616,038	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
October 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.8%
22,991	AAR Corp. (a)	$1,364,746
9,820	AeroVironment, Inc. (a)	1,125,961
12,121	Moog, Inc., Class A	1,406,642
16,642	Spirit AeroSystems Holdings, Inc., Class A	376,109
26,495	V2X, Inc. (a)	1,353,100
		5,626,558
	Automobile Components — 1.3%
138,967	Garrett Motion, Inc. (a)	981,107
29,918	Modine Manufacturing Co. (a)	1,181,761
10,450	XPEL, Inc. (a) (b)	483,835
		2,646,703
	Automobiles — 0.3%
125,514	Fisker, Inc. (a) (c)	564,813
	Banks — 1.5%
9,293	BancFirst Corp.	753,755
39,678	Bancorp (The), Inc. (a)	1,414,521
8,921	City Holding Co.	809,848
		2,978,124
	Beverages — 1.1%
7,639	MGP Ingredients, Inc.	723,108
52,565	Vita Coco (The) Co., Inc. (a)	1,424,511
		2,147,619
	Biotechnology — 5.3%
22,124	Agios Pharmaceuticals, Inc. (a)	464,825
77,334	BioCryst Pharmaceuticals, Inc. (a)	424,564
46,841	Catalyst Pharmaceuticals, Inc. (a)	581,297
9,763	Celldex Therapeutics, Inc. (a)	229,626
74,140	Dynavax Technologies Corp. (a)	1,053,529
40,589	Ideaya Biosciences, Inc. (a)	1,102,803
31,913	Insmed, Inc. (a)	799,740
27,893	Ironwood Pharmaceuticals, Inc. (a)	250,200
265,154	MannKind Corp. (a)	1,137,511
11,390	Merus N.V. (a)	229,053
6,167	Mirati Therapeutics, Inc. (a)	342,453
105,336	Recursion Pharmaceuticals, Inc., Class A (a)	556,174
19,783	REVOLUTION Medicines, Inc. (a)	391,703
143,640	Summit Therapeutics, Inc. (a)	278,662
32,128	TG Therapeutics, Inc. (a)	248,349
39,776	Twist Bioscience Corp. (a)	626,870
7,536	Ultragenyx Pharmaceutical, Inc. (a)	266,774
Shares	Description	Value

	Biotechnology (Continued)
36,086	Veracyte, Inc. (a)	$747,702
24,042	Vericel Corp. (a)	845,798
		10,577,633
	Building Products — 3.2%
6,251	CSW Industrials, Inc.	1,108,052
20,275	Gibraltar Industries, Inc. (a)	1,233,936
27,607	Griffon Corp.	1,102,624
77,665	Hayward Holdings, Inc. (a)	815,483
102,342	Janus International Group, Inc. (a)	957,921
39,464	PGT Innovations, Inc. (a)	1,181,552
		6,399,568
	Capital Markets — 0.9%
21,834	AssetMark Financial Holdings, Inc. (a)	522,051
4,287	Cohen & Steers, Inc.	223,953
12,111	Hamilton Lane, Inc., Class A	1,018,777
		1,764,781
	Commercial Services & Supplies — 2.2%
53,085	ACV Auctions, Inc., Class A (a)	707,623
18,844	Brink’s (The) Co.	1,259,910
19,554	Cimpress PLC (a)	1,166,787
28,146	Matthews International Corp., Class A	997,494
9,178	Montrose Environmental Group, Inc. (a)	212,196
		4,344,010
	Communications Equipment — 0.7%
9,948	Digi International, Inc. (a)	250,491
56,541	Extreme Networks, Inc. (a)	1,165,875
		1,416,366
	Construction & Engineering — 2.9%
37,439	Construction Partners, Inc., Class A (a)	1,439,530
6,152	Dycom Industries, Inc. (a)	524,027
20,784	IES Holdings, Inc. (a)	1,293,388
10,155	MYR Group, Inc. (a)	1,176,254
18,630	Sterling Infrastructure, Inc. (a)	1,357,195
		5,790,394
	Construction Materials — 0.7%
6,808	United States Lime & Minerals, Inc.	1,347,916
	Consumer Staples Distribution & Retail — 0.1%
12,681	Chefs’ Warehouse (The), Inc. (a)	241,319

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services — 2.7%
73,238	Coursera, Inc. (a)	$1,269,947
35,799	Frontdoor, Inc. (a)	1,035,665
9,371	Grand Canyon Education, Inc. (a)	1,108,871
97,085	Laureate Education, Inc.	1,372,782
57,639	Udemy, Inc. (a)	514,716
		5,301,981
	Diversified REITs — 0.6%
136,206	Empire State Realty Trust, Inc., Class A	1,101,907
	Diversified Telecommunication Services — 0.7%
8,848	Cogent Communications Holdings, Inc.	574,943
615,128	Globalstar, Inc. (a)	867,331
		1,442,274
	Electric Utilities — 0.6%
3,918	MGE Energy, Inc.	280,647
10,612	Otter Tail Corp.	816,487
		1,097,134
	Electrical Equipment — 1.2%
61,686	Array Technologies, Inc. (a)	1,069,018
20,254	Bloom Energy Corp., Class A (a)	210,642
59,545	Fluence Energy, Inc. (a) (c)	1,031,319
		2,310,979
	Electronic Equipment, Instruments & Components — 1.2%
13,115	CTS Corp.	490,632
107,877	Mirion Technologies, Inc. (a)	747,588
11,594	OSI Systems, Inc. (a)	1,208,906
		2,447,126
	Energy Equipment & Services — 5.3%
108,643	Archrock, Inc.	1,376,507
27,261	Cactus, Inc., Class A	1,279,631
45,611	Core Laboratories, Inc.	976,988
93,246	Diamond Offshore Drilling, Inc. (a)	1,157,183
58,929	Expro Group Holdings N.V. (a)	928,132
122,551	Helix Energy Solutions Group, Inc. (a)	1,201,000
11,118	Nabors Industries Ltd. (a)	1,085,561
53,224	Oceaneering International, Inc. (a)	1,170,396
19,264	Tidewater, Inc. (a)	1,316,694
		10,492,092
Shares	Description	Value

	Entertainment — 0.6%
74,594	Cinemark Holdings, Inc. (a)	$1,230,055
	Financial Services — 2.6%
85,005	AvidXchange Holdings, Inc. (a)	734,443
21,675	EVERTEC, Inc.	688,831
8,869	Federal Agricultural Mortgage Corp., Class C	1,317,579
178,939	Payoneer Global, Inc. (a)	1,036,057
54,278	Remitly Global, Inc. (a)	1,461,707
		5,238,617
	Food Products — 0.8%
6,692	J & J Snack Foods Corp.	1,048,034
8,998	Tootsie Roll Industries, Inc.	279,928
20,002	Utz Brands, Inc.	243,824
		1,571,786
	Gas Utilities — 0.1%
2,749	Chesapeake Utilities Corp.	243,589
	Health Care Equipment & Supplies — 3.0%
42,217	Alphatec Holdings, Inc. (a)	387,552
12,501	AtriCure, Inc. (a)	433,035
14,358	Axonics, Inc. (a)	735,273
12,322	Inari Medical, Inc. (a)	748,069
2,850	iRhythm Technologies, Inc. (a)	223,782
4,930	LeMaitre Vascular, Inc.	239,499
24,561	PROCEPT BioRobotics Corp. (a)	657,989
49,079	RxSight, Inc. (a)	1,086,609
4,903	TransMedics Group, Inc. (a)	183,765
8,475	UFP Technologies, Inc. (a)	1,321,422
		6,016,995
	Health Care Providers & Services — 1.4%
25,389	Accolade, Inc. (a)	165,028
87,053	Hims & Hers Health, Inc. (a)	520,577
44,514	NeoGenomics, Inc. (a)	624,086
23,808	Privia Health Group, Inc. (a)	500,444
28,586	RadNet, Inc. (a)	770,679
2,925	US Physical Therapy, Inc.	246,022
		2,826,836
	Health Care Technology — 0.4%
20,105	Evolent Health, Inc., Class A (a)	491,165
9,502	Schrodinger, Inc. (a)	206,194
		697,359
	Hotel & Resort REITs — 1.8%
136,377	DiamondRock Hospitality Co.	1,054,194
88,884	Park Hotels & Resorts, Inc.	1,024,833
104,786	Service Properties Trust	759,698
86,184	Sunstone Hotel Investors, Inc.	801,511
		3,640,236

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 7.0%
44,534	Bloomin’ Brands, Inc.	$1,039,424
27,924	Bowlero Corp., Class A (a) (c)	281,753
25,506	Brinker International, Inc. (a)	865,164
18,069	Cheesecake Factory (The), Inc.	561,404
29,539	Dave & Buster’s Entertainment, Inc. (a)	1,032,093
41,418	Everi Holdings, Inc. (a)	446,900
63,339	First Watch Restaurant Group, Inc. (a)	1,058,395
7,931	Jack in the Box, Inc.	501,081
43,907	Krispy Kreme, Inc.	567,718
8,817	Monarch Casino & Resort, Inc.	530,695
8,023	Papa John’s International, Inc.	521,655
111,301	Playa Hotels & Resorts N.V. (a)	804,706
13,353	Red Rock Resorts, Inc., Class A	528,111
304,872	Sabre Corp. (a)	1,067,052
13,874	Shake Shack, Inc., Class A (a)	777,499
23,293	Six Flags Entertainment Corp. (a)	463,531
68,583	Sweetgreen, Inc., Class A (a)	708,462
86,202	Target Hospitality Corp. (a)	1,183,553
29,817	Travel + Leisure Co.	1,014,672
		13,953,868
	Household Durables — 0.9%
3,033	Cavco Industries, Inc. (a)	756,764
26,382	Green Brick Partners, Inc. (a)	1,020,983
		1,777,747
	Household Products — 0.8%
25,150	Energizer Holdings, Inc.	794,237
3,966	WD-40 Co.	838,412
		1,632,649
	Independent Power and Renewable Electricity Producers — 0.4%
60,102	Montauk Renewables, Inc. (a)	604,626
25,652	Sunnova Energy International, Inc. (a)	234,203
		838,829
	Insurance — 2.6%
16,463	Brighthouse Financial, Inc. (a)	745,774
34,692	BRP Group, Inc., Class A (a)	726,104
18,364	Goosehead Insurance, Inc., Class A (a)	1,191,273
23,117	Lemonade, Inc. (a) (c)	252,900
144,668	Oscar Health, Inc., Class A (a)	740,700
5,290	Palomar Holdings, Inc. (a)	264,923
134,598	SiriusPoint Ltd. (a)	1,325,790
		5,247,464
Shares	Description	Value

	Interactive Media & Services — 1.8%
18,002	Bumble, Inc., Class A (a)	$241,947
31,254	Cargurus, Inc. (a)	538,506
47,794	Cars.com, Inc. (a)	727,903
48,602	TripAdvisor, Inc. (a)	717,365
32,914	Yelp, Inc. (a)	1,388,642
		3,614,363
	IT Services — 1.5%
57,123	Fastly, Inc., Class A (a)	837,995
90,652	Kyndryl Holdings, Inc. (a)	1,326,239
4,643	Perficient, Inc. (a)	270,176
18,898	Squarespace, Inc., Class A (a)	536,892
		2,971,302
	Life Sciences Tools & Services — 0.0%
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (d) (e) (f) (g)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (d) (e) (f) (g)	0
		0
	Machinery — 6.2%
6,338	Alamo Group, Inc.	1,015,981
23,081	Columbus McKinnon Corp.	705,586
41,435	Enerpac Tool Group Corp.	1,172,610
6,650	EnPro Industries, Inc.	738,549
10,485	ESCO Technologies, Inc.	1,019,352
34,223	Greenbrier (The) Cos., Inc.	1,183,773
66,371	Hillman Solutions Corp. (a)	435,394
3,573	Kadant, Inc.	786,060
43,183	Mueller Water Products, Inc., Class A	534,174
513,264	Nikola Corp. (a) (c)	554,325
7,516	Standex International Corp.	1,079,072
14,771	Tennant Co.	1,096,304
44,971	Trinity Industries, Inc.	936,746
51,853	Wabash National Corp.	1,072,839
		12,330,765
	Media — 0.4%
46,050	Integral Ad Science Holding Corp. (a)	528,654
35,622	Magnite, Inc. (a)	236,530
		765,184
	Metals & Mining — 0.9%
20,367	Carpenter Technology Corp.	1,277,418
5,371	Materion Corp.	520,880
		1,798,298
	Mortgage REITs — 0.9%
106,736	Ladder Capital Corp.	1,079,101
60,861	Two Harbors Investment Corp.	706,596
		1,785,697

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs — 0.1%
11,274	COPT Defense Properties	$257,047
	Oil, Gas & Consumable Fuels — 4.4%
13,046	CONSOL Energy, Inc.	1,198,797
47,645	Dorian LPG Ltd.	1,523,211
64,872	HighPeak Energy, Inc. (c)	1,148,883
30,421	International Seaways, Inc.	1,462,946
23,877	Kinetik Holdings, Inc.	846,201
133,874	Kosmos Energy Ltd. (a)	969,248
34,024	Northern Oil and Gas, Inc.	1,304,480
11,095	Sitio Royalties Corp., Class A	274,268
		8,728,034
	Passenger Airlines — 0.2%
7,122	Allegiant Travel Co.	474,468
	Pharmaceuticals — 1.6%
17,518	Amphastar Pharmaceuticals, Inc. (a)	793,040
14,670	Amylyx Pharmaceuticals, Inc. (a)	239,268
40,193	Corcept Therapeutics, Inc. (a)	1,128,619
16,708	Harmony Biosciences Holdings, Inc. (a)	393,306
9,574	Prestige Consumer Healthcare, Inc. (a)	568,313
		3,122,546
	Professional Services — 2.1%
21,097	CBIZ, Inc. (a)	1,096,200
39,709	First Advantage Corp.	516,614
13,141	Huron Consulting Group, Inc. (a)	1,305,690
73,659	Legalzoom.com, Inc. (a)	734,380
29,282	Verra Mobility Corp. (a)	578,905
		4,231,789
	Real Estate Management & Development — 1.0%
77,861	DigitalBridge Group, Inc.	1,234,097
18,221	Kennedy-Wilson Holdings, Inc.	234,504
207,403	Opendoor Technologies, Inc. (a)	394,066
38,155	Redfin Corp. (a)	177,802
		2,040,469
	Residential REITs — 0.3%
48,835	Veris Residential, Inc.	653,901
	Retail REITs — 1.0%
73,860	Macerich (The) Co.	717,919
44,410	SITE Centers Corp.	517,821
35,657	Tanger Factory Outlet Centers, Inc.	804,065
		2,039,805
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 2.0%
29,954	Aehr Test Systems (a)	$705,716
52,842	Credo Technology Group Holding Ltd. (a)	751,413
78,781	Navitas Semiconductor Corp. (a)	412,812
8,291	PDF Solutions, Inc. (a)	219,960
2,351	SiTime Corp. (a)	234,630
44,971	SMART Global Holdings, Inc. (a)	616,103
38,954	Veeco Instruments, Inc. (a)	932,559
		3,873,193
	Software — 11.8%
36,432	A10 Networks, Inc.	396,016
8,275	Agilysys, Inc. (a)	709,912
60,102	Alkami Technology, Inc. (a)	1,078,831
7,125	Alteryx, Inc., Class A (a)	228,071
12,005	Appian Corp., Class A (a)	473,717
14,670	Asana, Inc., Class A (a)	270,955
114,300	Aurora Innovation, Inc. (a)	200,025
203,701	AvePoint, Inc. (a)	1,525,721
9,870	BlackLine, Inc. (a)	484,617
23,437	Braze, Inc., Class A (a)	997,948
14,105	Clear Secure, Inc., Class A	237,246
41,668	Clearwater Analytics Holdings, Inc., Class A (a)	753,358
11,917	CommVault Systems, Inc. (a)	778,776
59,165	E2open Parent Holdings, Inc. (a)	170,987
30,439	EngageSmart, Inc. (a)	689,443
54,977	Freshworks, Inc., Class A (a)	986,287
11,764	HashiCorp, Inc., Class A (a)	231,633
16,334	Intapp, Inc. (a)	558,623
13,645	InterDigital, Inc.	1,026,786
31,005	Jamf Holding Corp. (a)	497,940
47,461	LiveRamp Holdings, Inc. (a)	1,312,771
15,746	MeridianLink, Inc. (a)	258,549
42,446	N-able, Inc. (a)	550,100
11,944	PagerDuty, Inc. (a)	240,911
10,414	Progress Software Corp.	535,071
31,633	PROS Holdings, Inc. (a)	985,368
33,935	Q2 Holdings, Inc. (a)	1,019,068
17,599	Rapid7, Inc. (a)	818,178
28,788	Riot Platforms, Inc. (a)	281,547
31,599	SEMrush Holdings, Inc., Class A (a)	255,320
79,126	Sprinklr, Inc., Class A (a)	1,075,322
10,980	Sprout Social, Inc., Class A (a)	475,214
26,387	Varonis Systems, Inc. (a)	887,659
47,405	Vertex, Inc., Class A (a)	1,147,675
42,436	Yext, Inc. (a)	255,889

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
96,504	Zeta Global Holdings Corp., Class A (a)	$752,731
32,597	Zuora, Inc., Class A (a)	241,544
		23,389,809
	Specialized REITs — 1.0%
13,184	EPR Properties	562,957
8,465	National Storage Affiliates Trust	241,422
232,009	Uniti Group, Inc.	1,067,241
		1,871,620
	Specialty Retail — 0.9%
13,491	Boot Barn Holdings, Inc. (a)	937,624
2,162	Winmark Corp.	871,978
		1,809,602
	Textiles, Apparel & Luxury Goods — 0.4%
45,527	Figs, Inc., Class A (a)	250,854
17,233	Steven Madden Ltd.	565,070
		815,924
	Tobacco — 0.3%
51,462	Vector Group Ltd.	529,029
	Trading Companies & Distributors — 2.8%
129,972	Custom Truck One Source, Inc. (a)	749,938
38,503	FTAI Aviation Ltd.	1,448,098
21,395	GMS, Inc. (a)	1,251,180
25,352	H&E Equipment Services, Inc.	1,032,333
10,923	McGrath RentCorp	1,098,854
		5,580,403
	Water Utilities — 0.4%
6,956	American States Water Co.	542,916
4,467	SJW Group	279,098
		822,014
	Wireless Telecommunication Services — 0.1%
22,517	Gogo, Inc. (a)	236,429
	Total Common Stocks	198,697,018
	(Cost $203,490,020)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.8%
$1,810,337	Bank of America Corp., 5.30% (h), dated 10/31/23, due 11/01/23, with a maturity value of $1,810,604. Collateralized by U.S. Treasury Note, interest rate of 4.88%, due 10/31/28. The value of the collateral including accrued interest is $1,846,544. (i)	$1,810,337
1,739,345	JPMorgan Chase & Co., 5.30% (h), dated 10/31/23, due 11/01/23, with a maturity value of $1,739,601. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 0.38%, due 01/02/24 to 07/15/24. The value of the collateral including accrued interest is $1,774,132. (i)	1,739,345
	Total Repurchase Agreements	3,549,682
	(Cost $3,549,682)

	Total Investments — 101.6%	202,246,700
	(Cost $207,039,702)
	Net Other Assets and Liabilities — (1.6)%	(3,201,936)
	Net Assets — 100.0%	$199,044,764

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $3,462,380 and the total value of the collateral held by the Fund is $3,549,682.

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At October 31, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of October 31, 2023.
(i)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ —**	$ —	$ —	$ —**
Other Industry Categories*	198,697,018	198,697,018	—	—
Repurchase Agreements	3,549,682	—	3,549,682	—
Total Investments	$202,246,700	$198,697,018	$3,549,682	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of October 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
October 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq AlphaDEX® Large Cap CoreTM Index, Nasdaq AlphaDEX® Mid Cap CoreTM Index, Nasdaq AlphaDEX® Small Cap CoreTM Index, Nasdaq AlphaDEX® Large Cap ValueTM Index, Nasdaq AlphaDEX® Large Cap GrowthTM Index, Nasdaq AlphaDEX® Multi Cap ValueTM Index, Nasdaq AlphaDEX® Multi Cap GrowthTM Index, Nasdaq AlphaDEX® Mid Cap ValueTM Index, Nasdaq AlphaDEX® Mid Cap GrowthTM Index, Nasdaq AlphaDEX® Small Cap ValueTM Index and Nasdaq AlphaDEX® Small Cap GrowthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.